          As filed with the Securities and Exchange Commission on April 12, 2006


                                            REGISTRATION STATEMENT NO. 333-65946
                                                                       811-08223

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 30


                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   -----------
                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

                     PROTECTED EQUITY PORTFOLIO PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This Prospectus describes PROTECTED EQUITY PORTFOLIO, a single premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Protected Equity Portfolio is issued as an individual contract.



The variable funding options are:



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - CLASS I+           METROPOLITAN SERIES FUND, INC. - CLASS A
   Legg Mason Partners Variable Equity Index Portfolio+            BlackRock Money Market Portfolio+


--------------


+ This Variable Funding Option has been subject to a merger or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



* The Travelers Life Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.




Your premium ("Purchase Payment") accumulates on a variable basis in the Legg Mason Partners Variable Equity Index Portfolio of Legg Mason Partners Variable Portfolios II (the "Index Portfolio"). If you have held your Contract for at least 10 years, or if you annuitize your Contract, you may transfer some or all of your Contract Value to the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc. (the "Money Market Portfolio"). Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Index Portfolio and/or the Money Market Portfolio.


In addition, we will guarantee that on the Principal Protection Expiration Date (the last day of the tenth Contract Year), your Contract will be worth at least 100% of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than your Purchase Payment, adjusted for withdrawals.

The Contract and/or certain contract features may not be available in all states.


This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-888-556-5412 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE ADEQUACY OF THESE SECURITIES OR THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary .............................................       3
Summary ..............................................       5
Fee Table ............................................       8
Condensed Financial Information ......................      11
The Annuity Contract .................................      11
   Contract Owner Inquiries ..........................      12
   Purchase Payments .................................      12
   Accumulation Units ................................      12
   The Variable Funding Options ......................      12
   Principal Protection Benefit ......................      13
   Principal Protection Expiration Date...............      14
Charges and Deductions................................      15
   General............................................      15
   Withdrawal Charge..................................      15
   Free Withdrawal Allowance..........................      16
   Principal Protection Fee ..........................      16
   Administrative Charges ............................      17
   Mortality and Expense Risk Charge .................      17
   Variable Liquidity Benefit Charge..................      17
   Variable Funding Option Expenses...................      17
   Premium Tax........................................      18
   Changes in Taxes Based Upon Premium or Value.......      18
Transfers ............................................      18
Access to Your Money .................................      18
   Systematic Withdrawals ............................      18
Ownership Provisions .................................      19
   Types of Ownership ................................      19
     Contract Owner ..................................      19
     Beneficiary .....................................      19
     Annuitant .......................................      19
Death Benefit ........................................      20
   Death Proceeds before the Maturity Date............      20
   Payment of Proceeds ...............................      21
   Death Proceeds after the Maturity Date.............      22
The Annuity Period ...................................      22
   Maturity Date .....................................      22
   Allocation of Annuity .............................      23

   Variable Annuity ..................................      23
   Fixed Annuity......................................      23

Payment Options.......................................      24
   Election of Options................................      24
   Annuity Options....................................      24
   Variable Liquidity Benefit.........................      24

Miscellaneous Contract Provisions.....................      25
   Right to Return....................................      25
   Termination........................................      25
   Required Reports...................................      25
   Suspension of Payments.............................      25
The Separate Accounts.................................      25
   Performance Information ...........................      26
Federal Tax Considerations............................      26
   General Taxation of Annuities......................      26
   Types of Contracts: Qualified and
     Non-qualified....................................      27
   Qualified Annuity Contracts........................      27
   Taxation of Qualified Annuity Contracts............      27
   Mandatory Distributions for
     Qualified Plans..................................      27
   Non-qualified Annuity Contracts....................      28
     Diversification Requirements for
     Variable Annuities...............................      28
     Ownership of the Investments.....................      28
     Taxation of Death Benefit Proceeds...............      29
   Other Tax Considerations...........................      29
     Treatment of Charges for Optional
       Benefits.......................................      29
     Puerto Rico Tax Considerations...................      29
     Non-Resident Aliens..............................      29
Other Information ....................................      30
   The Insurance Companies ...........................      30
   Financial Statements ..............................      30
   Distribution of Variable Annuity
     Contracts .......................................      30
   Conformity with State and Federal
     Laws ............................................      32
   Voting Rights .....................................      33
   Restrictions on Financial Transactions.............      33
   Legal Proceedings .................................      33
Appendix A: Condensed Financial
   Information for MetLife Insurance Company of
     Connecticut: MetLife of CT Fund BD III.........        A-1
Appendix B: Condensed Financial

   Information for MetLife Life and Annuity
     Company of Connecticut: MetLife of CT
     Fund BD IV.....................................        B-1
Appendix C: Contents of the Statement
   of Additional Information .......................        C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                           PROTECTED EQUITY PORTFOLIO


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Your payment is automatically directed to the Index Portfolio.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHAT IS THE PRINCIPAL PROTECTION BENEFIT? With the Principal Protection Benefit, you receive, at the end of ten years, a guaranteed principal amount equal to 100% of your Purchase Payment less any reductions for withdrawals and related withdrawal charges, or the Contract Value, whichever is greater.



After the end of the tenth Contract Year, the Principal Protection Benefit terminates, and you may (a) remain in the Contract fully invested in the Index Portfolio; (b) remain in the Contract and transfer all of your Contract Value to the Money Market Portfolio; (c) remain in the Contract and transfer part of your Contract Value to the Money Market Portfolio while leaving the remainder of your Contract Value in the Index Portfolio, (d) purchase a new Protected Equity Portfolio contract with the Principal Protection Benefit, (e) transfer to another annuity contract, (f) withdraw your Contract Value or (g) annuitize the Contract. Unless you inform us in writing of a different investment choice, at the end of the tenth Contract Year, we will transfer your Contract Value to the Money Market Portfolio.



Any partial amounts you withdraw from your Contract (including the withdrawal charge) will reduce proportionately the guaranteed principal amount. If you make a full withdrawal before the end of the tenth Contract Year, the Principal Protection Benefit terminates. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) Section 403 (b) Rollovers (TSA rollover);
(4) Section 401 Rollovers; and (5) beneficiary-directed transfers of death proceeds from another contract. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Index Portfolio). Where state law requires a different right to return period, or the return of the Purchase Payment, we will comply. You bear the investment risk during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccount, the Separate Account uses your Purchase Payment to purchase shares, at your direction, of the underlying mutual fund ("Underlying Fund") that holds securities consistent with its investment policy. The value of your contract will vary depending on market conditions.


Transfers from the Index Portfolio to the Money Market Portfolio are not permitted until after the end of the tenth Contract Year. If you should transfer into the Money Market Portfolio at that time, the Separate Account would purchase units of the Money Market Portfolio in the same way units of the Index Portfolio were purchased using your initial Purchase Payment.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $50,000, we also deduct an annual administrative charge of $30. Both funding options also charge for management and other expenses.


The Principal Protection Benefit provides that you will receive 100% of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Expiration Date. There is an annual charge, the Principal Protection Fee, of up to 2.50%. There is no refund of the Principal Protection Fee.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment withdrawn. The maximum percentage is 9%, decreasing to 0% after ten full years.


If you select the Variable Liquidity Benefit, there is a maximum withdrawal charge of up to 9% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, the payment you make to purchase a Qualified Contract is made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, your Purchase Payment is made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, if you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. (Please refer to the Death Benefit section in the Prospectus for more details.)



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.............................    9%(1)



(as a percentage of the Purchase Payment withdrawn)



VARIABLE LIQUIDITY BENEFIT CHARGE...............    9%(2)



(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE............    $30(3)

-------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for ten years. The charge is as follows:


      YEARS SINCE PURCHASE PAYMENT MADE
      ---------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN      WITHDRAWAL CHARGE
 ------------------------     -------------      -----------------
          0 years                2 years                   9%
          2 years                4 years                   8%
          4 years                5 years                   7%
          5 years                6 years                   6%
          6 years                7 years                   5%
          7 years                8 years                   4%
          8 years                9 years                   3%
          9 years               10 years                   2%
         10+ years                                         0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after ten years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT MADE
  -----------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN         WITHDRAWAL CHARGE
 ------------------------     -------------         -----------------
          0 years                2 years                    9%
          2 years                4 years                    8%
          4 years                5 years                    7%
          5 years                6 years                    6%
          6 years                7 years                    5%
          7 years                8 years                    4%
          8 years                9 years                    3%
          9 years               10 years                    2%
         10+ years                                          0%

(3) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

SEPARATE ACCOUNT ANNUAL EXPENSES


(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge.................................     1.25%
Principal Protection Fee (maximum)................................     2.50%*
Administrative Expense Charge.....................................     0.15%
     Total Annual Separate Account Charges........................     3.90%



* Generally, the Principal Protection Fee will be between 1.25% and 2.50%. The actual charge will vary due to market conditions and will be determined by us. The actual charge is set forth in your Contract and is nonrefundable (see "Charges and Deductions -- Principal Protection Fee" for more information).



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005:



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                         MINIMUM         MAXIMUM
                                                                         -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Underlying Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                     0.34%           0.42%



UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)


                                                DISTRIBUTION                  TOTAL        CONTRACTUAL        NET TOTAL
                                                   AND/OR                    ANNUAL         FEE WAIVER         ANNUAL
                                 MANAGEMENT     SERVICE(12b-1)     OTHER    OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE             FEES         EXPENSES    EXPENSES     REIMBURSEMENT      EXPENSES(1)
----------------                    ---             ----         --------   ---------     -------------      -----------
LEGG MASON PARTNERS
VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class I           0.31%             --            0.03%      0.34%             --                 0.34%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Money Market
     Portfolio - Class A           0.35%             --            0.07%      0.42%           0.01%                0.41%(2)(3)


--------------


NOTES



(1) Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



(2) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(3)   The Money Market Portfolio is not available until Contract Year eleven.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                                     ---------------               -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------   -------   --------   ------    -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1339      2124      2918       4691       439      1324      2218       4491
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1331      2101      2881       4627       431      1301      2181       4427

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Protected Equity Portfolio is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make a Purchase Payment to us and we credit it to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payment accumulates tax-deferred in the Index Portfolio during the first ten years of your Contract, and/or the Money Market Portfolio starting in Contract Year eleven. The Contract Owner assumes the risk of gain or loss according to the performance of each fund. The Contract Value is the amount of Purchase Payment, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. After Contract Year ten, there is no guarantee that at the Maturity Date the Contract Value will exceed the amount of the Purchase Payment made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS


Your Purchase Payment is due and payable before the Contract becomes effective, and must be at least $10,000. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.


We will apply the Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). If your request or other information accompanying the Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.27%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-888-556-5412 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

FUNDING                                                INVESTMENT                          INVESTMENT
OPTION                                                 OBJECTIVE                       ADVISER/SUBADVISER
------                                                 ---------                       ------------------
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS II
  Legg Mason Partners Variable          Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio - Class     yield performance of the S&P 500 Index.
     I
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market Portfolio      Seeks a high level of current income        MetLife Advisers, LLC
     - Class A*                         consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                    Inc.



*     The Money Market Portfolio is not available until the eleventh Contract
      Year.



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:
Underlying Fund Name Changes



       FORMER NAME                                                          NEW NAME
       -----------                                                          --------
GREENWICH STREET SERIES FUND                                LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                     Legg Mason Partners Variable Equity Index Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.



FORMER UNDERLYING FUND                              NEW UNDERLYING FUND
----------------------                              -------------------
MONEY MARKET PORTFOLIO                        METROPOLITAN SERIES FUND, INC.
                                                BlackRock Money Market Portfolio


PRINCIPAL PROTECTION BENEFIT


When you purchase this Contract, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least 100% of your Purchase Payment, adjusted only for withdrawal reductions, even if the value of your Contract on that date is less than your original Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Benefit, you must hold your contract until the Principal Expiration Date (ten years). A Principal Protection Fee is associated with this feature. (See Charges and Deductions.) You should not purchase this contract if you intend to surrender within ten years.


You may not transfer out of the Index Portfolio before the end of the tenth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to withdrawal charges.

The amounts you withdraw (including the withdrawal charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the initial Purchase Payment allocated to a Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive ("Up Market") and negative ("Down Market") environment:

                              UP MARKET WITHDRAWAL


(a) Contract Value
Contract Value before withdrawal          $125,000
Withdrawal                                $ 25,000
Contract Value after withdrawal           $100,000
(b) Principal Protection Benefit
Principal Protection Benefit before
withdrawal                                $100,000
Partial Surrender Reduction               $ 20,000
$100,000 x $25,000=$20,000
           $125,000
Principal Protection Benefit
after partial surrender reduction         $ 80,000

            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000


                             DOWN MARKET WITHDRAWAL


(a) Contract Value
Contract Value before withdrawal          $ 80,000
Withdrawal                                $ 20,000
                                          --------
Contract Value after partial surrender    $ 60,000

(b) Principal Protection Benefit
Principal Protection Benefit before
withdrawal                                $100,000
Partial Surrender Reduction               $ 25,000
$100,000 x $20,000=$25,000
             $80,000
Principal Protection Benefit after
partial surrender reduction               $ 75,000


         PRINCIPAL PROTECTION BENEFIT AFTER PARTIAL SURRENDER IS $75,000


PRINCIPAL PROTECTION EXPIRATION DATE


The Company will fulfill its obligations under the Principal Protection Benefit on the Principal Expiration Date (which is the last day of the tenth Contract
Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 100% of your original Purchase Payment adjusted for withdrawal reductions. In addition, unless prior to the Principal Expiration Date, you notify us otherwise by Written Request, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund. If you do not wish to have your money transferred to the Money Market Portfolio, on and after the Principal Protection Expiration Date, you may remain in the Contract and transfer some of your Contract Value to the Index Portfolio, purchase a new Protected Equity Portfolio Contract, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                             CHARGES AND DEDUCTIONS

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


      - the ability for you to make withdrawals and surrenders under the Contract

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      -     the available funding options and related programs

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for premium taxes.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if any or all of the Purchase Payment is withdrawn during the first ten years following the Purchase Payment. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:



     YEARS SINCE PURCHASE PAYMENT MADE
     ---------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN          WITHDRAWAL CHARGE
------------------------    -------------          -----------------
        0 years                2 years                    9%
        2 years                4 years                    8%
        4 years                5 years                    7%
        5 years                6 years                    6%
        6 years                7 years                    5%
        7 years                8 years                    4%
        8 years                9 years                    3%
        9 years               10 years                    2%
       10+ years                                          0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


      (a)   any remaining free withdrawal allowance (as described below) then

      (b)   any portion of the Purchase Payment not previously withdrawn then

      (c)   any contract earnings


We will not deduct a withdrawal charge:


      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


      -     due to a minimum distribution as defined by the Code


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.



Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax advisor regarding the tax consequences of a withdrawal.


PRINCIPAL PROTECTION FEE


When you purchase this Contract, you are purchasing a guarantee on your investment. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the tenth Contract Year), your Contract will be worth at least 100% of your Purchase Payment, less a reduction for withdrawals and withdrawal charges, even if the value of your Contract on that date is less than your Purchase Payment adjusted for withdrawals. Of course, if your Contract Value is more than your original Purchase Payment adjusted for withdrawals, you will receive the greater value.


There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.50%. The charge varies based on the current market conditions that determine our actual costs associated with the Principal Protection Feature. The charge will be set periodically and will lock in at the time of contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will be between 1.25% and 2.50%. The actual charge will vary due to market conditions and will be determined by us.


The Principal Protection Benefit will extend for the ten years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in the first Contract Year, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge:


      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product and are equal to 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 9% of the amounts withdrawn. This charge is not assessed during the accumulation phase.


We will assess the charge as a percentage of the total benefit received as follows:


YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN          WITHDRAWAL CHARGE
------------------------    -------------          -----------------
        0 years                2 years                    9%
        2 years                4 years                    8%
        4 years                5 years                    7%
        5 years                6 years                    6%
        6 years                7 years                    5%
        7 years                8 years                    4%
        8 years                9 years                    3%
        9 years               10 years                    2%
       10+ years                                          0%

Please refer to Payment Options for a description of this benefit.


VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of each funding option in the fee table. Please review the prospectus for each fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make the Purchase Payment to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS


You may not transfer between funding options until Contract Year eleven at which time you may transfer some or all of your Contract Value between the Index Fund and the Money Market Portfolio.


After the Maturity Date, you may make transfers between funding options only with our consent.

                              ACCESS TO YOUR MONEY


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payment you made. You may not make withdrawals during the annuity period.



If you withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including withdrawal charges) will no longer be protected by the Principal Protection Benefit and will reduce the protected Benefit amount proportionately.


We may defer payment of any Cash Surrender Value for a period of up to seven days after the Written Request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax advisor before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS


After the first Contract Year and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must be invested in the Index Portfolio, have a Contract Value of at least $15,000 and you must make the election on the form we provide. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.




MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.



Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, until the Death Report Date.


Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If an Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant and

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT


Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives Due Proof of Death and written payment instructions ("Death Report Date").


DEATH PROCEEDS BEFORE THE MATURITY DATE


We will pay the beneficiary a death benefit in an amount equal to the greater of
(1) or (2) below, each reduced by any applicable premium tax or withdrawals not previously deducted:


      (1)   the Contract Value or

      (2) the Purchase Payment less all partial surrender reductions ("return of premium death benefit").

PARTIAL SURRENDER REDUCTION. We will calculate a partial surrender reduction any time a withdrawal is taken from the Contract. The partial surrender reduction is equal to (a) the amount of the return of premium death benefit immediately prior to the withdrawal multiplied by (b) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

The example below is intended to provide you with an illustration of the potential effect of a withdrawal on the return of premium death benefit. The actual death benefit available under your Contract will be based upon your Purchase Payment, withdrawals made and the Contract Value as of the Death Report Date.


(a) Contract Value
Contract Value before withdrawal          $125,000
Withdrawal                                $ 25,000
                                          --------
Contract Value after withdrawal            100,000

(b) Return of Premium Death Benefit
Return of Premium Death Benefit before
withdrawal                                $100,000
Withdrawal                                $ 25,000
                                          --------
Partial Surrender Reduction                 20,000
     $100,000 X $ 25,000=$20,000
                  $125,000
Return of Premium Death Benefit after
partial surrender reduction               $ 80,000
 $100,000 - $20,000=$80,000



 THE DEATH BENEFIT VALUE, THEREFORE, IS $100,000. (greater of (a) or (b) above)

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person (s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS


BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       MANDATORY PAYOUT
UPON THE DEATH OF THE                  PAY THE PROCEEDS TO:          UNLESS. . .                              RULES APPLY*
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies), or      Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive the distribution.
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies), or      Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the contract as the new
                                       Owner's estate.               owner rather than receive the
                                                                     distribution.
JOINT OWNER (WHO IS NOT THE            The surviving joint           Unless the surviving joint owner is      Yes
ANNUITANT)                             owner.                        the spouse and elects to continue
                                                                     the Contract.
JOINT OWNER (WHO IS THE ANNUITANT)     The beneficiary(ies), or      Unless the beneficiary elects to         Yes
                                       if none, to the               continue the Contract.
                                       surviving joint owner.
ANNUITANT (WHO IS NOT THE              The beneficiary(ies), or      Unless the beneficiary is the            No
CONTRACT OWNER)                        if none, to the Contract      Contract Owner's spouse and the
                                       Owner.                        spouse elects to continue
                                                                     the Contract rather than
                                                                     receive a distribution.

                                                                     But if there is a
                                                                     Contingent Annuitant.
                                                                     Then, the Contingent Annuitant
                                                                     becomes the Annuitant
                                                                     and the Contract continues
                                                                     in effect (generally
                                                                     using the original
                                                                     Maturity Date). The
                                                                     proceeds will then
                                                                     be paid upon the
                                                                     death of the Contingent
                                                                     Annuitant or owner.
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                N/A
OWNER)                                 is the Annuitant" above.

BEFORE THE MATURITY DATE,              THE COMPANY WILL                             MANDATORY PAYOUT
UPON THE DEATH OF THE                  PAY THE PROCEEDS TO:          UNLESS. . .    RULES APPLY*
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies)                         Yes (Death of
NONNATURAL ENTITY/TRUST)               (e.g. the trust).                            Annuitant is
                                                                                    treated as death
                                                                                    of the owner in
                                                                                    these
                                                                                    circumstances.)
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                        N/A
ANNUITANT IS STILL ALIVE)              payable; contract
                                       continues.
BENEFICIARY                            No death proceeds are                        N/A
                                       payable; contract
                                       continues.
CONTINGENT BENEFICIARY                 No death proceeds are                        N/A
                                       payable; contract
                                       continues.



                               QUALIFIED CONTRACTS



    BEFORE THE MATURITY DATE,              THE COMPANY WILL                         MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .     RULES APPLY*
OWNER/ANNUITANT                        The beneficiary(ies), or                     Yes
                                       if none, to the Contract
                                       Owner's estate.
BENEFICIARY                            No death proceeds are                        N/A
                                       payable; contract
                                       continues.
CONTINGENT BENEFICIARY                 No death proceeds are                        N/A
                                       payable; contract
                                       continues.


--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if Mandatory Distributions have begun at the death of the Annuitant, the 5 year payout option is not available.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                               THE ANNUITY PERIOD

MATURITY DATE


Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday for Non-qualified Contracts or, for all contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)


VARIABLE ANNUITY


You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin less any applicable premium tax not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payment will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options)

The minimum amount that can be placed under an annuity option will be $2,000, unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency -- We will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if permitted by your state law, we will refund your Purchase Payment in full. During the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value (s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.


                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code
Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.



FINANCIAL STATEMENTS



The financial statements for the Company and the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information - "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company.

Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                       SEPARATE ACCOUNT CHARGES 2.35% (A)


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR         END OF YEAR
--------------------------------------------------             ----    -------------    -------------      ----------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (4/98)              2005        1.213           1.238               7,607,263
                                                               2004        1.124           1.213               7,968,189
                                                               2003        0.898           1.124               8,117,883
                                                               2002        1.181           0.898               7,261,504
                                                               2001        1.376           1.181                       -
                                                               2000        1.550           1.376                  16,712
                                                               1999        1.314           1.550                  16,731
                                                               1998        1.012           1.314                  16,752

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 3.50% (B)


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR          END OF YEAR
--------------------------------------------------             ----    -------------    -------------      ----------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (4/98)              2005        1.368           1.381              14,585,590
                                                               2004        1.282           1.368              15,610,163
                                                               2003        1.000           1.282              16,235,248


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at the End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                       SEPARATE ACCOUNT CHARGES 2.35% (A)


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR          END OF YEAR
--------------------------------------------------             ----    -------------    -------------      ----------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (1/98)              2005        1.213           1.238              14,262,068
                                                               2004        1.124           1.213              15,704,653
                                                               2003        0.898           1.124              16,952,376
                                                               2002        1.181           0.898              14,211,749
                                                               2001        1.376           1.181                 875,616
                                                               2000        1.550           1.376                 910,029
                                                               1999        1.314           1.550                 935,721
                                                               1998        1.012           1.314                 950,940

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 3.50% (B)


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR          END OF YEAR
--------------------------------------------------             ----    -------------    -------------      ----------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (1/98)              2005        1.368           1.381             106,140,980
                                                               2004        1.282           1.368             114,380,132
                                                               2003        1.000           1.282             120,527,076


                                     NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at the End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial Information
                       Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-24 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-24.



Name:    ________________________________________________

Address: ________________________________________________

Check Box:

[  ] MIC-Book-24

[  ] MLAC-Book-24

MLAC-Book-24
                                                                     May 1, 2006

                           PROTECTED EQUITY PORTFOLIO


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES


                                    ISSUED BY


                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY................................................         2
PRINCIPAL UNDERWRITER................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT....................         2
VALUATION OF ASSETS..................................................         3
FEDERAL TAX CONSIDERATIONS...........................................         5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........................         9
CONDESNED FINANCIAL INFORMATION......................................         9
FINANCIAL STATEMENTS.................................................         1



* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund BD IV for Variable Annuities (formerly known as The Travelers Fund BD IV for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.


                        MLIDLLC Underwriting Commissions

           UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR            MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----       --------------------------------        ----------------------------------
2005                 $ 94,264,724                                  $0

2004                 $125,706,000                                  $0

2003                 $121,901,000                                  $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

BaseReturn = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a

Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations

(similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Fund BD IV for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Fund BD IV for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.



                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.90%


                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                       YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (1/98)    2005        1.163           1.181           238,413,025
                                                     2004        1.083           1.163           222,832,787
                                                     2003        0.870           1.083           150,790,603
                                                     2002        1.151           0.870           158,249,182
                                                     2001        1.349           1.151           169,081,133
                                                     2000        1.527           1.349           148,510,661
                                                     1999        1.302           1.527           123,986,805
                                                     1998        1.042           1.302            27,872,471
                                                     1997        1.000           1.042               358,499

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at the End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2005

                     THE TRAVELERS FUND BD IV
                     FOR VARIABLE ANNUITIES
                                OF
                     THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund BD IV for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund BD IV for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund BD IV for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                     EAFE Equity Index Fund - Class A Shares
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                     Equity Index Portfolio - Class I Shares
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                         Pioneer Mid Cap Value Portfolio
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                      Small Cap Index Fund - Class A Shares
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Fund BD IV for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Fund BD IV for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund BD IV for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                            CAPITAL                                                         MONEY
                                         APPRECIATION          HIGH YIELD             MANAGED               MARKET
                                             FUND              BOND TRUST           ASSETS TRUST          PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     8,287,102      $       345,005      $       117,992      $    12,453,284

  Receivables:
    Dividends ................                       --                   --                   --               20,969
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                8,287,102              345,005              117,992           12,474,253
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      308                   13                    4                  457
    Administrative fees ......                       34                    1                    1                   52
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      342                   14                    5                  509
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     8,286,760      $       344,991      $       117,987      $    12,473,744
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                            ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                            AIM V.I.            GROWTH AND           LARGE-CAP             GLOBAL
                                             PREMIER              INCOME               GROWTH              GROWTH
                                          EQUITY FUND -        PORTFOLIO -          PORTFOLIO -            FUND -
                                            SERIES I             CLASS B              CLASS B          CLASS 2 SHARES
                                        ---------------     -----------------    -----------------     ---------------
ASSETS:
  Investments at market value:          $     2,202,468      $     2,939,650      $    23,771,150      $    62,280,400

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                2,202,468            2,939,650           23,771,150           62,280,400
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       83                  124                  901                2,572
    Administrative fees ......                        9                   12                   98                  256
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       92                  136                  999                2,828
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,202,376      $     2,939,514      $    23,770,151      $    62,277,572
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            CREDIT SUISSE                                                     DREYFUS VIF -
                       GROWTH-INCOME            TRUST                DELAWARE           DREYFUS VIF -           DEVELOPING
                           FUND -              EMERGING              VIP REIT            APPRECIATION            LEADERS
  GROWTH FUND -           CLASS 2              MARKETS               SERIES -            PORTFOLIO -           PORTFOLIO -
 CLASS 2 SHARES            SHARES             PORTFOLIO           STANDARD CLASS        INITIAL SHARES        INITIAL SHARES
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$   137,252,829       $   127,892,066       $     1,077,515       $     5,751,777       $     1,563,964       $     4,972,916


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

    137,252,829           127,892,066             1,077,515             5,751,777             1,563,964             4,972,916
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




          5,623                 5,350                    40                   222                    60                   187
            564                   525                     4                    24                     7                    21
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

          6,187                 5,875                    44                   246                    67                   208
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$   137,246,642       $   127,886,191       $     1,077,471       $     5,751,531       $     1,563,897       $     4,972,708
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                          FRANKLIN
                                             MERCURY             MERCURY              FRANKLIN           SMALL-MID
                                             GLOBAL               VALUE                INCOME            CAP GROWTH
                                           ALLOCATION         OPPORTUNITIES          SECURITIES          SECURITIES
                                           V.I. FUND -         V.I. FUND -             FUND -              FUND -
                                            CLASS III           CLASS III         CLASS II SHARES      CLASS 2 SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $       623,415      $     1,216,078      $     1,994,694      $    10,133,425

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                  623,415            1,216,078            1,994,694           10,133,425
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       27                   54                   89                  403
    Administrative fees ......                        3                    5                    8                   42
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       30                   59                   97                  445
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       623,385      $     1,216,019      $     1,994,597      $    10,132,980
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         TEMPLETON
     MUTUAL              DEVELOPING           TEMPLETON              TEMPLETON
     SHARES               MARKETS              FOREIGN                GROWTH                                    DIVERSIFIED
   SECURITIES            SECURITIES           SECURITIES            SECURITIES                                   STRATEGIC
     FUND -                FUND -               FUND -                FUND -             APPRECIATION              INCOME
 CLASS 2 SHARES        CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES           PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$    10,445,130       $     6,949,216       $    23,727,245       $     4,497,154       $    26,761,844       $    16,622,158


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

     10,445,130             6,949,216            23,727,245             4,497,154            26,761,844            16,622,158
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            456                   298                   973                   184                 1,084                   653
             43                    28                    98                    19                   110                    68
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            499                   326                 1,071                   203                 1,194                   721
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$    10,444,631       $     6,948,890       $    23,726,174       $     4,496,951       $    26,760,650       $    16,621,437
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                          SALOMON
                                                                                                          BROTHERS
                                             EQUITY               EQUITY                                  VARIABLE
                                              INDEX               INDEX             FUNDAMENTAL          AGGRESSIVE
                                           PORTFOLIO -         PORTFOLIO -             VALUE           GROWTH FUND -
                                         CLASS I SHARES      CLASS II SHARES         PORTFOLIO         CLASS I SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $   875,520,501      $    24,422,120      $    45,113,719      $     1,344,178

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........              875,520,501           24,422,120           45,113,719            1,344,178
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                   30,880                  909                1,816                   52
    Administrative fees ......                    3,598                  100                  185                    6
    Equity protection fees ...                   38,149                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                   72,627                1,009                2,001                   58
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $   875,447,874      $    24,421,111      $    45,111,718      $     1,344,120
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     SALOMON
    BROTHERS                                 GLOBAL LIFE              GLOBAL               MID CAP              WORLDWIDE
VARIABLE GROWTH &         BALANCED             SCIENCES             TECHNOLOGY              GROWTH                GROWTH
  INCOME FUND -         PORTFOLIO -          PORTFOLIO -            PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
 CLASS I SHARES        SERVICE SHARES       SERVICE SHARES        SERVICE SHARES        SERVICE SHARES        SERVICE SHARES
-----------------     ---------------       ---------------       ---------------       ---------------       ---------------
$       751,910       $     4,689,375       $     1,661,061       $     1,017,806       $     6,585,090       $     2,716,328


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

        751,910             4,689,375             1,661,061             1,017,806             6,585,090             2,716,328
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




             32                   174                    62                    37                   258                    99
              3                    19                     7                     4                    27                    11
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

             35                   193                    69                    41                   285                   110
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$       751,875       $     4,689,182       $     1,660,992       $     1,017,765       $     6,584,805       $     2,716,218
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             LAZARD                                                     OPPENHEIMER
                                           RETIREMENT           GROWTH AND            MID-CAP           MAIN STREET
                                            SMALL CAP             INCOME               VALUE             FUND/VA -
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO         SERVICE SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     3,932,028      $     7,265,326      $    11,900,320      $        99,146

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                3,932,028            7,265,326           11,900,320               99,146
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      163                  325                  518                    4
    Administrative fees ......                       16                   30                   49                   --
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      179                  355                  567                    4
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     3,931,849      $     7,264,971      $    11,899,753      $        99,142
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               PUTNAM VT             PUTNAM VT             PUTNAM VT
   REAL RETURN          TOTAL RETURN           DISCOVERY           INTERNATIONAL           SMALL CAP
   PORTFOLIO -          PORTFOLIO -          GROWTH FUND -         EQUITY FUND -          VALUE FUND -            ALL CAP
 ADMINISTRATIVE        ADMINISTRATIVE           CLASS IB             CLASS IB               CLASS IB               FUND -
      CLASS                CLASS                 SHARES               SHARES                 SHARES               CLASS I
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     7,180,012       $    51,747,041       $       335,435       $     4,547,105       $    11,997,909       $    25,193,140


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      7,180,012            51,747,041               335,435             4,547,105            11,997,909            25,193,140
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            307                 2,101                    13                   173                   467                   982
             29                   213                     1                    19                    49                   104
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            336                 2,314                    14                   192                   516                 1,086
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     7,179,676       $    51,744,727       $       335,421       $     4,546,913       $    11,997,393       $    25,192,054
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            INVESTORS           LARGE CAP            SMALL CAP           SMALL CAP
                                             FUND -           GROWTH FUND -        GROWTH FUND -        INDEX FUND -
                                             CLASS I             CLASS I              CLASS I          CLASS A SHARES
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    13,841,776      $       948,651      $     7,815,225      $     6,646,679

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........               13,841,776              948,651            7,815,225            6,646,679
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      532                   36                  310                  249
    Administrative fees ......                       57                    4                   32                   27
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      589                   40                  342                  276
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    13,841,187      $       948,611      $     7,814,883      $     6,646,403
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                     MULTIPLE
                       SMITH BARNEY              MULTIPLE           DISCIPLINE             MULTIPLE               MULTIPLE
                         PREMIER                DISCIPLINE          PORTFOLIO -           DISCIPLINE             DISCIPLINE
 SMITH BARNEY           SELECTIONS             PORTFOLIO -           BALANCED            PORTFOLIO -            PORTFOLIO -
   DIVIDEND              ALL CAP                 ALL CAP              ALL CAP             GLOBAL ALL             LARGE CAP
   STRATEGY               GROWTH                  GROWTH              GROWTH              CAP GROWTH               GROWTH
   PORTFOLIO            PORTFOLIO               AND VALUE            AND VALUE            AND VALUE              AND VALUE
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     1,441,488       $     1,573,680       $    34,872,923       $    27,405,152       $     9,049,207       $     3,882,053


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      1,441,488             1,573,680            34,872,923            27,405,152             9,049,207             3,882,053
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




             63                    65                 1,602                 1,251                   412                   168
              6                     6                   143                   113                    37                    16
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

             69                    71                 1,745                 1,364                   449                   184
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     1,441,419       $     1,573,609       $    34,871,178       $    27,403,788       $     9,048,758       $     3,881,869
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           AIM CAPITAL         CONVERTIBLE          DISCIPLINED            EQUITY
                                          APPRECIATION          SECURITIES            MID CAP              INCOME
                                            PORTFOLIO           PORTFOLIO         STOCK PORTFOLIO        PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     1,982,847      $     3,470,860      $     3,032,714      $    25,129,502

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                1,982,847            3,470,860            3,032,714           25,129,502
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       83                  128                  116                  969
    Administrative fees ......                        8                   14                   12                  103
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       91                  142                  128                1,072
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     1,982,756      $     3,470,718      $     3,032,586      $    25,128,430
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                      MANAGED              MANAGED                MANAGED
                                                                    ALLOCATION            ALLOCATION             ALLOCATION
   FEDERATED              FEDERATED                                   SERIES:              SERIES:                SERIES:
  HIGH YIELD                STOCK              LARGE CAP            AGGRESSIVE           CONSERVATIVE             MODERATE
   PORTFOLIO              PORTFOLIO            PORTFOLIO             PORTFOLIO            PORTFOLIO              PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     2,501,137       $     1,023,995       $     8,933,066       $       106,678       $       832,432       $     1,340,198


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      2,501,137             1,023,995             8,933,066               106,678               832,432             1,340,198
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




             94                    39                   339                     5                    36                    57
             11                     4                    37                    --                     3                     5
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            105                    43                   376                     5                    39                    62
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     2,501,032       $     1,023,952       $     8,932,690       $       106,673       $       832,393       $     1,340,136
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             MANAGED
                                           ALLOCATION            MANAGED
                                             SERIES:            ALLOCATION                                  MFS
                                            MODERATE-            SERIES:              MERCURY             MID CAP
                                           AGGRESSIVE      MODERATE-CONSERVATIVE     LARGE CAP             GROWTH
                                            PORTFOLIO           PORTFOLIO          CORE PORTFOLIO        PORTFOLIO
                                        ---------------    ---------------------  ---------------      ---------------
ASSETS:
  Investments at market value:          $     2,280,672      $     1,125,031      $     7,503,932      $    11,328,684

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                2,280,672            1,125,031            7,503,932           11,328,684
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      103                   48                  294                  432
    Administrative fees ......                        9                    5                   31                   46
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      112                   53                  325                  478
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     2,280,560      $     1,124,978      $     7,503,607      $    11,328,206
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                MONDRIAN                                    PIONEER               PIONEER
       MFS                 MFS               INTERNATIONAL            PIONEER               MID CAP              STRATEGIC
  TOTAL RETURN            VALUE                  STOCK                  FUND                 VALUE                 INCOME
    PORTFOLIO           PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$    77,644,102       $     2,806,097       $     6,404,031       $       645,964       $       104,718       $     5,370,541


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

     77,644,102             2,806,097             6,404,031               645,964               104,718             5,370,541
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




          3,118                   119                   265                    28                     4                   217
            319                    11                    26                     3                     1                    22
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

          3,437                   130                   291                    31                     5                   239
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$    77,640,665       $     2,805,967       $     6,403,740       $       645,933       $       104,713       $     5,370,302
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                               STYLE FOCUS          STYLE FOCUS
                                                                 SERIES:              SERIES:            TRAVELERS
                                            STRATEGIC           SMALL CAP            SMALL CAP            MANAGED
                                             EQUITY               GROWTH               VALUE               INCOME
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    17,669,882      $        22,083      $        45,752      $    20,552,539

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........               17,669,882               22,083               45,752           20,552,539
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      674                    1                    2                  816
    Administrative fees ......                       73                   --                   --                   84
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      747                    1                    2                  900
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    17,669,135      $        22,082      $        45,750      $    20,551,639
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                        SB
   TRAVELERS                                                        ADJUSTABLE            SMITH BARNEY          SMITH BARNEY
    QUALITY           U.S. GOVERNMENT         VAN KAMPEN            RATE INCOME            AGGRESSIVE               HIGH
     BOND                SECURITIES           ENTERPRISE            PORTFOLIO -              GROWTH                INCOME
   PORTFOLIO             PORTFOLIO            PORTFOLIO           CLASS I SHARES           PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     5,846,244       $        47,483       $     3,854,200       $     3,862,122       $    74,922,470       $    20,958,075


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      5,846,244                47,483             3,854,200             3,862,122            74,922,470            20,958,075
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            214                     2                   146                   172                 3,013                   866
             24                    --                    16                    16                   308                    86
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            238                     2                   162                   188                 3,321                   952
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     5,846,006       $        47,481       $     3,854,038       $     3,861,934       $    74,919,149       $    20,957,123
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              SMITH
                                             BARNEY               SMITH             SMITH BARNEY
                                          INTERNATIONAL           BARNEY               LARGE
                                             ALL CAP            LARGE CAP          CAPITALIZATION       SMITH BARNEY
                                             GROWTH               VALUE                GROWTH           MID CAP CORE
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     5,465,083      $    17,016,705      $    38,466,981      $    19,691,063

  Receivables:
    Dividends ................                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                5,465,083           17,016,705           38,466,981           19,691,063
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      203                  656                1,501                  774
    Administrative fees ......                       22                   70                  158                   81
    Equity protection fees ...                       --                   --                   --                   --
                                        ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                      225                  726                1,659                  855
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     5,464,858      $    17,015,979      $    38,465,322      $    19,690,208
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                          SMITH BARNEY
                                                EMERGING                                   SMALL CAP
  SMITH BARNEY            COMSTOCK               GROWTH             ENTERPRISE               GROWTH             CONTRAFUND(R)
  MONEY MARKET          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          OPPORTUNITIES          PORTFOLIO -
    PORTFOLIO         CLASS II SHARES        CLASS I SHARES       CLASS II SHARES          PORTFOLIO           SERVICE CLASS
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$    26,435,170       $     4,344,099       $    16,242,046       $       466,642       $     3,105,396       $    26,568,480


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

     26,435,170             4,344,099            16,242,046               466,642             3,105,396            26,568,480
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




          1,024                   174                   621                    20                   138                 1,061
            108                    18                    67                     2                    12                   109
             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

          1,132                   192                   688                    22                   150                 1,170
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$    26,434,038       $     4,343,907       $    16,241,358       $       466,620       $     3,105,246       $    26,567,310
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 DYNAMIC
                                                                 CAPITAL
                                          CONTRAFUND(R)        APPRECIATION           MID CAP
                                          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                        SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                        ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     8,239,330      $       301,106      $    16,969,543

  Receivables:
    Dividends ................                       --                   --                   --
                                        ---------------      ---------------      ---------------

      Total Assets ...........                8,239,330              301,106           16,969,543
                                        ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      310                   11                  700
    Administrative fees ......                       34                    1                   70
    Equity protection fees ...                       --                   --                   --
                                        ---------------      ---------------      ---------------

      Total Liabilities ......                      344                   12                  770
                                        ---------------      ---------------      ---------------

NET ASSETS:                             $     8,238,986      $       301,094      $    16,968,773
                                        ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           CAPITAL                                 MANAGED              MONEY
                                                        APPRECIATION         HIGH YIELD             ASSETS              MARKET
                                                            FUND             BOND TRUST             TRUST             PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $           19      $           13      $      337,206
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               100,872               4,250               1,009             156,505
  Administrative fees .........................                11,277                 461                 112              17,581
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               112,149               4,711               1,121             174,086
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............              (112,149)             (4,692)             (1,108)            163,120
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 499                  --
    Realized gain (loss) on sale of investments               (15,540)                (52)                  7                  --
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               (15,540)                (52)                506                  --
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             1,297,054               4,176               2,534                  --
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $    1,169,365      $         (568)     $        1,932      $      163,120
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                         AIM V.I.             GROWTH AND          LARGE-CAP            GLOBAL
                                                          PREMIER               INCOME              GROWTH             GROWTH
                                                       EQUITY FUND -         PORTFOLIO -         PORTFOLIO -           FUND -
                                                         SERIES I              CLASS B             CLASS B         CLASS 2 SHARES
                                                       --------------     -----------------   -----------------    --------------
INVESTMENT INCOME:
  Dividends ...................................        $       18,285      $       35,448      $           --      $      376,705
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                30,145              40,941             321,442             835,210
  Administrative fees .........................                 3,291               4,083              34,844              83,610
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                33,436              45,024             356,286             918,820
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (15,151)             (9,576)           (356,286)           (542,115)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments                 2,656              45,779          (2,375,278)            249,255
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 2,656              45,779          (2,375,278)            249,255
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                96,543              49,061           5,471,276           7,064,419
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       84,048      $       85,264      $    2,739,712      $    6,771,559
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                           CREDIT SUISSE                                                  DREYFUS VIF -
                                               TRUST              DELAWARE           DREYFUS VIF -          DEVELOPING
                       GROWTH-INCOME          EMERGING            VIP REIT            APPRECIATION           LEADERS
  GROWTH FUND -            FUND -             MARKETS             SERIES -            PORTFOLIO -          PORTFOLIO -
 CLASS 2 SHARES        CLASS 2 SHARES        PORTFOLIO         STANDARD CLASS        INITIAL SHARES       INITIAL SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       871,563      $     1,642,048      $         5,927      $        95,435      $           316      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,798,788            1,822,921               11,522               73,659               24,012               69,874
        181,925              180,520                1,297                7,998                2,571                7,643
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,980,713            2,003,441               12,819               81,657               26,583               77,517
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     (1,109,150)            (361,393)              (6,892)              13,778              (26,267)             (77,517)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              492,168                   --              289,220                   --                   --
         31,072              700,908               70,085              261,484               48,988               73,055
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         31,072            1,193,076               70,085              550,704               48,988               73,055
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     18,124,996            4,259,932              150,078             (323,761)              24,492              202,432
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$    17,046,918      $     5,091,615      $       213,271      $       240,721      $        47,213      $       197,970
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                      FRANKLIN
                                                           MERCURY             MERCURY             FRANKLIN          SMALL-MID
                                                           GLOBAL               VALUE               INCOME           CAP GROWTH
                                                         ALLOCATION         OPPORTUNITIES         SECURITIES         SECURITIES
                                                         V.I. FUND -         V.I. FUND -            FUND -             FUND -
                                                          CLASS III           CLASS III        CLASS II SHARES     CLASS 2 SHARES
                                                       --------------      --------------      ---------------     --------------
INVESTMENT INCOME:
  Dividends ...................................        $       13,403      $        7,663      $          180      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 5,874              12,817               8,950             145,855
  Administrative fees .........................                   563               1,230                 831              15,132
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 6,437              14,047               9,781             160,987
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 6,966              (6,384)             (9,601)           (160,987)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --             466,936                  16                  --
    Realized gain (loss) on sale of investments                 3,233             (12,625)               (145)           (130,092)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 3,233             454,311                (129)           (130,092)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                27,982            (353,829)            (23,024)            592,601
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       38,181      $       94,098      $      (32,754)     $      301,522
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                       TEMPLETON
     MUTUAL            DEVELOPING           TEMPLETON              TEMPLETON
     SHARES             MARKETS              FOREIGN                GROWTH                                 DIVERSIFIED
   SECURITIES          SECURITIES           SECURITIES            SECURITIES                                STRATEGIC
     FUND -              FUND -               FUND -                FUND -           APPRECIATION             INCOME
 CLASS 2 SHARES      CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES         PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        78,347      $        59,496      $       234,491      $        37,093      $       226,179      $       927,418
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        137,927               73,136              300,624               49,172              396,948              253,333
         13,112                6,923               30,543                4,999               40,448               26,519
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        151,039               80,059              331,167               54,171              437,396              279,852
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (72,692)             (20,563)             (96,676)             (17,078)            (211,217)             647,566
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         29,348                   --                   --                   --                   --                   --
        139,615               91,724              229,790               56,296              334,253               (5,235)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        168,963               91,724              229,790               56,296              334,253               (5,235)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        690,081            1,077,568            1,663,740              246,806              578,158             (482,009)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       786,352      $     1,148,729      $     1,796,854      $       286,024      $       701,194      $       160,322
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                  SALOMON BROTHERS
                                                                                                                      VARIABLE
                                                        EQUITY INDEX         EQUITY INDEX        FUNDAMENTAL         AGGRESSIVE
                                                         PORTFOLIO -         PORTFOLIO -            VALUE          GROWTH FUND -
                                                       CLASS I SHARES      CLASS II SHARES        PORTFOLIO        CLASS I SHARES
                                                       --------------      ---------------     --------------     ----------------
INVESTMENT INCOME:
  Dividends ...................................        $   13,001,172      $      298,844      $      417,051      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................            11,209,320             345,517             676,600              17,599
  Administrative fees .........................             1,305,355              38,155              69,260               1,840
  Equity protection fees ......................            13,826,697                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................            26,341,372             383,672             745,860              19,439
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............           (13,340,200)            (84,828)           (328,809)            (19,439)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --           2,618,678                  --
    Realized gain (loss) on sale of investments             2,289,634             130,359             594,761              27,037
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................             2,289,634             130,359           3,213,439              27,037
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................            23,177,821             608,266          (1,574,246)             88,665
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $   12,127,255      $      653,797      $    1,310,384      $       96,263
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

SALOMON BROTHERS
    VARIABLE                               GLOBAL LIFE              GLOBAL              MID CAP             WORLDWIDE
    GROWTH &            BALANCED             SCIENCES             TECHNOLOGY             GROWTH               GROWTH
  INCOME FUND -       PORTFOLIO -          PORTFOLIO -            PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
 CLASS I SHARES      SERVICE SHARES       SERVICE SHARES        SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
----------------     ---------------      ---------------      ---------------      ---------------      ---------------
$         2,711      $       100,727      $            --      $            --      $            --      $        34,569
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         12,217               67,865               23,638               13,906               88,087               38,940
          1,171                7,536                2,620                1,591                9,329                4,430
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         13,388               75,401               26,258               15,497               97,416               43,370
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (10,677)              25,326              (26,258)             (15,497)             (97,416)              (8,801)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
         30,179               79,577                9,956             (240,349)              90,145               23,728
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         30,179               79,577                9,956             (240,349)              90,145               23,728
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         (4,534)             177,883              188,244              354,189              622,389               88,473
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        14,968      $       282,786      $       171,942      $        98,343      $       615,118      $       103,400
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            LAZARD                                                  OPPENHEIMER
                                                          RETIREMENT         GROWTH AND            MID-CAP          MAIN STREET
                                                           SMALL CAP           INCOME               VALUE            FUND/VA -
                                                           PORTFOLIO         PORTFOLIO            PORTFOLIO        SERVICE SHARES
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $       69,496      $       50,969      $          409
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                50,527              99,088             158,955                 690
  Administrative fees .........................                 5,058               9,207              15,096                  76
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                55,585             108,295             174,051                 766
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (55,585)            (38,799)           (123,082)               (357)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               262,524             424,609             696,429                  --
    Realized gain (loss) on sale of investments                28,606              50,989             104,066                  21
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               291,130             475,598             800,495                  21
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (142,018)           (265,854)             24,909               2,832
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       93,527      $      170,945      $      702,322      $        2,496
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   REAL RETURN         TOTAL RETURN          PUTNAM VT            PUTNAM VT            PUTNAM VT
   PORTFOLIO -         PORTFOLIO -           DISCOVERY          INTERNATIONAL          SMALL CAP             ALL CAP
 ADMINISTRATIVE       ADMINISTRATIVE       GROWTH FUND -        EQUITY FUND -         VALUE FUND -            FUND -
      CLASS               CLASS           CLASS IB SHARES      CLASS IB SHARES      CLASS IB SHARES          CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       184,344      $     1,777,080      $            --      $        63,457      $        20,243      $       215,442
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        100,504              767,617                4,436               59,609              160,638              363,297
          9,807               78,145                  479                6,453               17,067               38,354
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        110,311              845,762                4,915               66,062              177,705              401,651
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         74,033              931,318               (4,915)              (2,605)            (157,462)            (186,209)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         78,076              824,520                   --                   --              656,882               17,748
         24,560              141,783                2,954              239,345              810,484              432,108
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        102,636              966,303                2,954              239,345            1,467,366              449,856
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (152,326)          (1,509,090)              19,465              204,883             (677,894)             293,489
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        24,343      $       388,531      $        17,504      $       441,623      $       632,010      $       557,136
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       EAFE(R)
                                                                             LARGE CAP            SMALL CAP            EQUITY
                                                         INVESTORS             GROWTH               GROWTH             INDEX
                                                          FUND -               FUND -               FUND -             FUND -
                                                          CLASS I             CLASS I              CLASS I         CLASS A SHARES
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $      161,718      $          159      $           --      $       64,515
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               193,723              12,990             109,272              21,381
  Administrative fees .........................                20,759               1,422              11,366               2,393
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               214,482              14,412             120,638              23,774
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (52,764)            (14,253)           (120,638)             40,741
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --             613,317                  --
    Realized gain (loss) on sale of investments               201,830              15,426             160,837            (151,828)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               201,830              15,426             774,154            (151,828)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               484,400              41,920            (397,924)            124,259
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $      633,466      $       43,093      $      255,592      $       13,172
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MULTIPLE             MULTIPLE
                                                                  MULTIPLE             DISCIPLINE           DISCIPLINE
                                            SMITH BARNEY         DISCIPLINE           PORTFOLIO -          PORTFOLIO -
                       SMITH BARNEY           PREMIER            PORTFOLIO -            BALANCED              GLOBAL
    SMALL CAP            DIVIDEND            SELECTIONS            ALL CAP              ALL CAP              ALL CAP
  INDEX FUND -           STRATEGY             ALL CAP              GROWTH              GROWTH AND           GROWTH AND
 CLASS A SHARES         PORTFOLIO         GROWTH PORTFOLIO        AND VALUE             VALUE                VALUE
---------------      ---------------      ----------------     ---------------      ---------------      ---------------
$        45,202      $        28,318      $         1,894      $       123,276      $       322,263      $        62,151
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         96,609               21,498               23,084              558,588              434,192              122,182
         10,560                2,026                2,323               50,394               39,031               11,055
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        107,169               23,524               25,407              608,982              473,223              133,237
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (61,967)               4,794              (23,513)            (485,706)            (150,960)             (71,086)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        193,866                   --                   --              691,477              239,729               92,887
        347,361                3,149               31,994              589,951              254,387               71,898
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        541,227                3,149               31,994            1,281,428              494,116              164,785
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (294,229)             (30,541)              59,250              364,813              344,177              344,412
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       185,031      $       (22,598)     $        67,731      $     1,160,535      $       687,333      $       438,111
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          MULTIPLE
                                                         DISCIPLINE
                                                         PORTFOLIO -                                                 DISCIPLINED
                                                          LARGE CAP          AIM CAPITAL         CONVERTIBLE           MID CAP
                                                         GROWTH AND          APPRECIATION         SECURITIES            STOCK
                                                            VALUE             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $       24,314      $        4,163      $       90,447      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                57,709              27,095              52,300              39,277
  Administrative fees .........................                 5,479               2,699               5,845               4,228
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                63,188              29,794              58,145              43,505
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (38,874)            (25,631)             32,302             (43,505)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                52,063                  --              62,289              32,064
    Realized gain (loss) on sale of investments                26,339              21,796              66,912             108,801
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                78,402              21,796             129,201             140,865
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                32,738             130,147            (224,315)            193,954
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       72,266      $      126,312      $      (62,812)     $      291,314
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MANAGED              MANAGED
                                                                                       ALLOCATION           ALLOCATION
    EQUITY              FEDERATED            FEDERATED             LARGE                SERIES:              SERIES:
    INCOME              HIGH YIELD             STOCK                CAP                AGGRESSIVE          CONSERVATIVE
   PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $            --      $            --      $            --      $         4,666
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        350,676               37,138               14,404              125,025                  620                5,679
         37,579                4,070                1,592               13,557                   55                  549
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        388,255               41,208               15,996              138,582                  675                6,228
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (388,255)             (41,208)             (15,996)            (138,582)                (675)              (1,562)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        354,963                   --                   --                   --                  117                1,537
        306,380               21,957               34,020             (337,646)                   9                   56
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        661,343               21,957               34,020             (337,646)                 126                1,593
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        419,291               38,605               19,268            1,040,842                3,837                9,905
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       692,379      $        19,354      $        37,292      $       564,614      $         3,288      $         9,936
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               MANAGED            MANAGED
                                                          MANAGED             ALLOCATION         ALLOCATION
                                                        ALLOCATION             SERIES:            SERIES:
                                                          SERIES:             MODERATE-          MODERATE-            MERCURY
                                                         MODERATE             AGGRESSIVE        CONSERVATIVE         LARGE CAP
                                                         PORTFOLIO            PORTFOLIO          PORTFOLIO         CORE PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        6,422      $       10,618      $        5,038      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 4,269               8,864               4,081             102,522
  Administrative fees .........................                   414                 768                 387              10,787
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 4,683               9,632               4,468             113,309
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                 1,739                 986                 570            (113,309)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 1,036               1,161                 464                  --
    Realized gain (loss) on sale of investments                 1,878                 249                  37            (231,790)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 2,914               1,410                 501            (231,790)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                28,188              55,276              25,023           1,048,802
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       32,841      $       57,672      $       26,094      $      703,703
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

      MFS                  MFS                                                          MONDRIAN
   EMERGING              MID CAP                MFS                  MFS             INTERNATIONAL           PIONEER
    GROWTH                GROWTH            TOTAL RETURN            VALUE                STOCK                 FUND
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $     1,675,905      $        29,182      $         3,362      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         22,119              143,047            1,153,006               31,950               90,651                9,060
          2,396               15,474              119,175                3,097                9,011                  845
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         24,515              158,521            1,272,181               35,047               99,662                9,905
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (24,515)            (158,521)             403,724               (5,865)             (96,300)              (9,905)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --            3,640,597              105,685                   --                   --
     (9,111,687)            (190,771)             609,595               14,309              105,940                4,389
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     (9,111,687)            (190,771)           4,250,192              119,994              105,940                4,389
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      8,812,072              844,933           (3,601,397)              (6,089)             454,734               32,195
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$      (324,130)     $       495,641      $     1,052,519      $       108,040      $       464,374      $        26,679
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     STYLE FOCUS
                                                           PIONEER             PIONEER                                 SERIES:
                                                           MID CAP            STRATEGIC           STRATEGIC           SMALL CAP
                                                            VALUE               INCOME              EQUITY              GROWTH
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $          184      $      216,470      $      106,178      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                   444              57,495             253,863                 119
  Administrative fees .........................                    45               5,956              27,515                   9
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                   489              63,451             281,378                 128
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                  (305)            153,019            (175,200)               (128)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 1,421                  --                  --                 215
    Realized gain (loss) on sale of investments                   (42)             (3,385)         (1,465,682)                232
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 1,379              (3,385)         (1,465,682)                447
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                   799             (70,998)          1,621,960                 616
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $        1,873      $       78,636      $      (18,922)     $          935
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   STYLE FOCUS                                                                                                 SB
     SERIES:             TRAVELERS            TRAVELERS                                                    ADJUSTABLE
    SMALL CAP             MANAGED              QUALITY          U.S. GOVERNMENT        VAN KAMPEN         RATE INCOME
      VALUE                INCOME                BOND             SECURITIES           ENTERPRISE         PORTFOLIO -
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO         CLASS I SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$           141      $       740,950      $            --      $            --      $         3,738      $       114,201
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            290              304,184               86,375                  738               54,442               57,448
             27               31,693                9,721                   80                5,901                5,225
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            317              335,877               96,096                  818               60,343               62,673
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

           (176)             405,073              (96,096)                (818)             (56,605)              51,528
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



            375                   --                   --                   49                   --                   --
             14             (129,690)             (44,563)               2,294             (490,505)               1,163
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            389             (129,690)             (44,563)               2,343             (490,505)               1,163
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          1,522             (326,892)             146,156                  580              775,026              (33,763)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         1,735      $       (51,509)     $         5,497      $         2,105      $       227,916      $        18,928
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                SMITH BARNEY
                                                        SMITH BARNEY                           INTERNATIONAL        SMITH BARNEY
                                                         AGGRESSIVE          SMITH BARNEY         ALL CAP            LARGE CAP
                                                           GROWTH            HIGH INCOME           GROWTH              VALUE
                                                          PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                       --------------      --------------      -------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $    1,671,674      $       72,308      $      268,582
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................             1,046,155             327,251              74,364             249,107
  Administrative fees .........................               107,251              32,811               8,213              26,549
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................             1,153,406             360,062              82,577             275,656
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............            (1,153,406)          1,311,612             (10,269)             (7,074)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 2,163                  --                  --                  --
    Realized gain (loss) on sale of investments               589,128             (60,242)            260,344            (143,871)
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               591,291             (60,242)            260,344            (143,871)
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             7,267,441          (1,083,110)            263,921             923,548
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $    6,705,326      $      168,260      $      513,996      $      772,603
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SMITH BARNEY
      LARGE             SMITH BARNEY                                                   EMERGING
 CAPITALIZATION           MID CAP            SMITH BARNEY         COMSTOCK              GROWTH              ENTERPRISE
     GROWTH                 CORE             MONEY MARKET        PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
    PORTFOLIO            PORTFOLIO            PORTFOLIO        CLASS II SHARES      CLASS I SHARES       CLASS II SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        50,565      $       118,321      $       780,500      $        41,402      $        43,683      $         2,408
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        545,115              282,499              401,716               63,099              229,005                7,189
         57,640               29,622               42,443                6,441               24,637                  709
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        602,755              312,121              444,159               69,540              253,642                7,898
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (552,190)            (193,800)             336,341              (28,138)            (209,959)              (5,490)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --            1,424,330                   --              143,362                   --                   --
       (148,148)             444,920                   --              111,178           (1,955,637)              11,652
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (148,148)           1,869,250                   --              254,540           (1,955,637)              11,652
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      1,969,742             (421,374)                  --             (122,050)           3,119,438               21,032
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     1,269,404      $     1,254,076      $       336,341      $       104,352      $       953,842      $        27,194
===============      ===============      ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            SMITH
                                                           BARNEY                                                      DYNAMIC
                                                          SMALL CAP                                                    CAPITAL
                                                           GROWTH           CONTRAFUND(R)       CONTRAFUND(R)       APPRECIATION
                                                        OPPORTUNITIES       PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
                                                          PORTFOLIO        SERVICE CLASS       SERVICE CLASS 2     SERVICE CLASS 2
                                                       --------------      --------------      ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $       42,961      $        8,044      $           --
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                46,945             329,284              92,925               2,821
  Administrative fees .........................                 4,355              34,127              10,054                 291
  Equity protection fees ......................                    --                  --                  --                  --
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                51,300             363,411             102,979               3,112
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............               (51,300)           (320,450)            (94,935)             (3,112)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               295,415               3,906               1,149                  --
    Realized gain (loss) on sale of investments                46,642             239,657             162,866               2,457
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               342,057             243,563             164,015               2,457
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (194,897)          3,390,759             897,894              33,212
                                                       --------------      --------------      --------------      --------------


Net increase (decrease) in net assets
  resulting from operations ...................        $       95,860      $    3,313,872      $      966,974      $       32,557
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

          MID CAP
        PORTFOLIO -
      SERVICE CLASS 2
      ---------------

       $          --
       -------------


             212,994
              21,274
                  --
       -------------

             234,268
       -------------

            (234,268)
       -------------



             214,054
             392,845
       -------------

             606,899
       -------------


           1,851,840
       -------------



       $   2,224,471
       =============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     CAPITAL                       HIGH YIELD                     MANAGED
                                                APPRECIATION FUND                  BOND TRUST                   ASSETS TRUST
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (112,149)   $   (98,502)   $    (4,692)   $     1,371    $    (1,108)   $       818
  Realized gain (loss) ..................       (15,540)      (223,025)           (52)             2            506            347
  Change in unrealized gain (loss)
    on investments ......................     1,297,054      1,425,546          4,176           (793)         2,534            214
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,169,365      1,104,019           (568)           580          1,932          1,379
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       186,123         47,215          9,340             --             --          3,412
  Participant transfers from other
    funding options .....................       782,286        422,530        406,489         21,466         74,378         36,925
  Growth rate intra-fund transfers in ...            --          6,522             --             --             --             --
  Administrative charges ................        (4,679)        (4,713)           (50)            (4)           (29)           (10)
  Contract surrenders ...................      (786,848)      (355,316)        (1,118)           (94)            --             --
  Participant transfers to other
    funding options .....................      (312,836)      (392,168)       (91,050)            --             --             --
  Growth rate intra-fund transfers out ..            --         (6,522)            --             --             --             --
  Other receipts/(payments) .............       (33,008)       (41,854)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (168,962)      (324,306)       323,611         21,368         74,349         40,327
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,000,403        779,713        323,043         21,948         76,281         41,706


NET ASSETS:
    Beginning of year ...................     7,286,357      6,506,644         21,948             --         41,706             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 8,286,760    $ 7,286,357    $   344,991    $    21,948    $   117,987    $    41,706
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                           AIM V.I.                  ALLIANCEBERNSTEIN               ALLIANCEBERNSTEIN
                                           PREMIER                       GROWTH AND                      LARGE-CAP
            MONEY                       EQUITY FUND -                INCOME PORTFOLIO -              GROWTH PORTFOLIO -
       MARKET PORTFOLIO                    SERIES I                       CLASS B                         CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    163,120    $    (64,201)   $    (15,151)   $    (24,710)   $     (9,576)   $    (17,940)   $   (356,286)   $   (392,551)
          --              --           2,656         (12,744)         45,779          29,401      (2,375,278)     (2,753,755)

          --              --          96,543         130,413          49,061         190,784       5,471,276       4,713,253
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     163,120         (64,201)         84,048          92,959          85,264         202,245       2,739,712       1,566,947
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     103,363         233,991          11,238          17,138         369,183          60,970         165,746         111,727

   9,355,015       6,203,156          17,849          33,803         387,939         296,663         272,392         499,244
          --          23,240              --              --              --              --              --              --
      (4,666)         (5,732)           (749)           (879)           (712)           (546)        (10,907)        (12,357)
  (3,656,232)     (2,131,446)        (74,197)        (37,857)       (125,297)        (34,529)     (1,580,518)     (1,150,649)

  (3,644,120)     (7,846,251)       (113,729)       (317,613)       (136,516)       (132,702)     (2,682,431)     (2,669,953)
          --         (23,240)             --              --              --              --              --              --
  (1,162,782)        (83,820)        (19,100)         (2,567)             --              --        (401,413)       (708,614)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     990,578      (3,630,102)       (178,688)       (307,975)        494,597         189,856      (4,237,131)     (3,930,602)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,153,698      (3,694,303)        (94,640)       (215,016)        579,861         392,101      (1,497,419)     (2,363,655)



  11,320,046      15,014,349       2,297,016       2,512,032       2,359,653       1,967,552      25,267,570      27,631,225
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 12,473,744    $ 11,320,046    $  2,202,376    $  2,297,016    $  2,939,514    $  2,359,653    $ 23,770,151    $ 25,267,570
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     GLOBAL                                                        GROWTH-
                                                 GROWTH FUND -                   GROWTH FUND -                  INCOME FUND -
                                                 CLASS 2 SHARES                  CLASS 2 SHARES                CLASS 2 SHARES
                                            -------------------------    ---------------------------    ---------------------------
                                                2005          2004            2005           2004            2005           2004
                                                ----          ----            ----           ----            ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (542,115)  $  (554,519)   $ (1,109,150)  $ (1,405,347)   $   (361,393)  $   (726,425)
  Realized gain (loss) ..................       249,255      (156,031)         31,072       (680,581)      1,193,076        296,406
  Change in unrealized gain (loss)
    on investments ......................     7,064,419     6,152,886      18,124,996     12,647,698       4,259,932      9,338,010
                                            -----------   -----------    ------------   ------------    ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,771,559     5,442,336      17,046,918     10,561,770       5,091,615      8,907,991
                                            -----------   -----------    ------------   ------------    ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,929,479     1,919,371       6,254,465      6,778,428       5,855,971      7,805,255
  Participant transfers from other
    funding options .....................     5,173,138     6,876,920      11,765,874     11,861,062      10,494,168     14,928,818
  Growth rate intra-fund transfers in ...        20,816       357,676          44,313        346,594          20,092        336,986
  Administrative charges ................        (9,885)       (8,382)        (24,418)       (21,303)        (25,600)       (22,491)
  Contract surrenders ...................    (2,896,283)     (755,452)     (5,173,377)    (2,323,394)     (4,618,751)    (2,775,888)
  Participant transfers to other
    funding options .....................    (1,598,946)   (2,332,236)     (4,350,977)    (4,852,638)     (3,878,449)    (3,488,040)
  Growth rate intra-fund transfers out ..       (20,817)     (357,676)        (44,314)      (346,594)        (20,093)      (336,986)
  Other receipts/(payments) .............      (572,633)     (230,318)       (867,152)      (686,924)     (1,167,054)      (418,458)
                                            -----------   -----------    ------------   ------------    ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,024,869     5,469,903       7,604,414     10,755,231       6,660,284     16,029,196
                                            -----------   -----------    ------------   ------------    ------------   ------------

    Net increase (decrease) in net assets     8,796,428    10,912,239      24,651,332     21,317,001      11,751,899     24,937,187


NET ASSETS:
    Beginning of year ...................    53,481,144    42,568,905     112,595,310     91,278,309     116,134,292     91,197,105
                                            -----------   -----------    ------------   ------------    ------------   ------------
    End of year .........................   $62,277,572   $53,481,144    $137,246,642   $112,595,310    $127,886,191   $116,134,292
                                            ===========   ===========    ============   ============    ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                      DREYFUS VIF -
        CREDIT SUISSE                     DELAWARE                    DREYFUS VIF -                     DEVELOPING
            TRUST                         VIP REIT                     APPRECIATION                      LEADERS
           EMERGING                       SERIES -                     PORTFOLIO -                     PORTFOLIO -
      MARKETS PORTFOLIO                STANDARD CLASS                 INITIAL SHARES                  INITIAL SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (6,892)   $     (8,276)   $     13,778    $     26,648    $    (26,267)   $        968    $    (77,517)   $    (72,735)
      70,085          18,740         550,704         312,098          48,988          29,205          73,055          35,881

     150,078         142,539        (323,761)        725,473          24,492          29,258         202,432         584,096
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     213,271         153,003         240,721       1,064,219          47,213          59,431         197,970         547,242
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       2,929             377         281,233         138,781           3,499           4,886          36,313         106,635

     190,763         178,197       1,409,158       1,493,361          82,352          98,931          56,199         163,735
          --              --              --              --              --              --              --          14,567
        (371)           (362)         (2,344)         (2,119)           (783)           (919)         (2,640)         (3,136)
     (44,004)        (37,239)       (360,642)       (241,897)       (124,717)       (149,717)       (452,942)       (350,099)

    (192,501)        (25,559)     (1,020,762)     (1,195,706)       (195,438)       (179,696)       (338,485)       (829,657)
          --              --              --              --              --              --              --         (14,567)
          --              --         (19,336)       (197,499)        (77,868)        (26,750)        (37,991)       (215,577)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (43,184)        115,414         287,307          (5,079)       (312,955)       (253,265)       (739,546)     (1,128,099)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     170,087         268,417         528,028       1,059,140        (265,742)       (193,834)       (541,576)       (580,857)



     907,384         638,967       5,223,503       4,164,363       1,829,639       2,023,473       5,514,284       6,095,141
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,077,471    $    907,384    $  5,751,531    $  5,223,503    $  1,563,897    $  1,829,639    $  4,972,708    $  5,514,284
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     MERCURY
                                                      GLOBAL                     MERCURY VALUE
                                                    ALLOCATION                   OPPORTUNITIES                FRANKLIN INCOME
                                                   V.I. FUND -                    V.I. FUND -                SECURITIES FUND -
                                                    CLASS III                      CLASS III                  CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     6,966    $     4,412    $    (6,384)   $    (4,021)   $    (9,601)   $        --
  Realized gain (loss) ..................         3,233             30        454,311        117,708           (129)            --
  Change in unrealized gain (loss)
    on investments ......................        27,982         11,499       (353,829)       (76,309)       (23,024)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        38,181         15,941         94,098         37,378        (32,754)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       108,138         48,579        166,900         98,524        806,123             --
  Participant transfers from other
    funding options .....................       335,563        131,274        660,822        315,299      1,229,652             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (187)           (60)          (217)          (164)          (109)            --
  Contract surrenders ...................       (27,852)           (61)       (67,122)        (4,158)        (8,315)            --
  Participant transfers to other
    funding options .....................       (26,131)            --        (81,773)       (38,341)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       389,531        179,732        678,610        371,160      2,027,351             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       427,712        195,673        772,708        408,538      1,994,597             --


NET ASSETS:
    Beginning of year ...................       195,673             --        443,311         34,773             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   623,385    $   195,673    $ 1,216,019    $   443,311    $ 1,994,597    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           FRANKLIN
          SMALL-MID                                                     TEMPLETON                        TEMPLETON
          CAP GROWTH                   MUTUAL SHARES                DEVELOPING MARKETS                    FOREIGN
      SECURITIES FUND -              SECURITIES FUND -              SECURITIES FUND -                SECURITIES FUND -
        CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES                   CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (160,987)   $   (156,645)   $    (72,692)   $    (53,997)   $    (20,563)   $      1,848    $    (96,676)   $    (79,441)
    (130,092)       (316,575)        168,963          29,945          91,724          38,127         229,790          80,940

     592,601       1,399,810         690,081         684,960       1,077,568         449,904       1,663,740       2,487,941
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     301,522         926,590         786,352         660,908       1,148,729         489,879       1,796,854       2,489,440
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     164,280         561,542         969,844         480,843         520,407         375,896       1,550,753         949,120

     484,810         771,275       2,190,235       2,167,404       2,933,041       1,723,538       4,374,284       2,476,514
          --          10,256          32,602          73,611           7,656          43,637           8,938          37,137
      (3,963)         (4,079)         (2,367)         (1,641)           (985)           (345)         (5,408)         (4,666)
    (359,865)       (410,262)       (244,069)       (141,631)       (229,307)        (50,701)       (947,506)       (600,087)

  (1,007,629)     (1,065,408)       (575,147)       (173,277)       (506,926)       (340,887)       (886,806)       (626,130)
          --         (10,256)        (32,602)        (73,611)         (7,657)        (43,637)         (8,938)        (37,137)
     (88,634)       (122,436)       (160,381)        (40,073)             --              --        (149,308)       (128,091)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (811,001)       (269,368)      2,178,115       2,291,625       2,716,229       1,707,501       3,936,009       2,066,660
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (509,479)        657,222       2,964,467       2,952,533       3,864,958       2,197,380       5,732,863       4,556,100



  10,642,459       9,985,237       7,480,164       4,527,631       3,083,932         886,552      17,993,311      13,437,211
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 10,132,980    $ 10,642,459    $ 10,444,631    $  7,480,164    $  6,948,890    $  3,083,932    $ 23,726,174    $ 17,993,311
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     TEMPLETON
                                                       GROWTH
                                                 SECURITIES FUND -              APPRECIATION               DIVERSIFIED STRATEGIC
                                                   CLASS 2 SHARES                 PORTFOLIO                  INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (17,078)   $    (6,503)   $  (211,217)   $  (111,980)   $   647,566    $   588,509
  Realized gain (loss) ..................        56,296         16,743        334,253        104,244         (5,235)       (63,608)
  Change in unrealized gain (loss)
    on investments ......................       246,806        196,570        578,158      1,770,428       (482,009)       339,010
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       286,024        206,810        701,194      1,762,692        160,322        863,911
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       747,026        199,995      1,594,928      1,249,226        155,622        817,231
  Participant transfers from other
    funding options .....................     2,048,222        558,268        872,025      1,507,421        384,930      1,146,305
  Growth rate intra-fund transfers in ...            --         16,992             --         72,846             --             --
  Administrative charges ................        (1,112)          (649)        (8,634)        (9,153)        (4,074)        (4,548)
  Contract surrenders ...................      (126,185)       (32,604)    (1,146,512)      (855,521)      (675,069)      (633,932)
  Participant transfers to other
    funding options .....................      (362,061)       (73,286)    (1,506,926)      (643,108)    (1,292,414)    (2,329,928)
  Growth rate intra-fund transfers out ..            --        (16,992)            --        (72,846)            --             --
  Other receipts/(payments) .............            39             --       (443,588)      (314,316)      (397,908)       (92,381)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,305,929        651,724       (638,707)       934,549     (1,828,913)    (1,097,253)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,591,953        858,534         62,487      2,697,241     (1,668,591)      (233,342)


NET ASSETS:
    Beginning of year ...................     1,904,998      1,046,464     26,698,163     24,000,922     18,290,028     18,523,370
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,496,951    $ 1,904,998    $26,760,650    $26,698,163    $16,621,437    $18,290,028
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                       SALOMON BROTHERS
        EQUITY INDEX                      EQUITY INDEX                                               VARIABLE AGGRESSIVE
         PORTFOLIO -                       PORTFOLIO -                    FUNDAMENTAL                   GROWTH FUND -
       CLASS I SHARES                    CLASS II SHARES                VALUE PORTFOLIO                 CLASS I SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$(13,340,200)   $(11,275,645)   $    (84,828)   $    (37,622)   $   (328,809)   $   (444,527)   $    (19,439)   $    (16,809)
   2,289,634        (656,787)        130,359         (96,821)      3,213,439       1,320,674          27,037          20,173

  23,177,821      71,412,525         608,266       2,251,632      (1,574,246)      2,109,203          88,665          68,572
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  12,127,255      59,480,093         653,797       2,117,189       1,310,384       2,985,350          96,263          71,936
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  34,433,495      89,832,703         800,081         330,921         879,517       1,937,810          27,103          76,702

     754,312         232,334         461,920       1,375,243         578,926       2,293,435         281,238         175,723
          --              --              --              --          26,666         273,577              --              --
    (274,594)       (251,891)         (7,014)         (8,098)        (15,838)        (17,277)           (431)           (514)
 (47,901,137)    (29,429,469)     (1,452,704)     (1,119,780)     (2,579,166)     (1,841,769)        (63,821)         (5,183)

  (4,440,650)       (620,547)     (2,380,656)     (1,587,713)     (3,744,719)     (2,296,710)       (120,364)       (146,406)
          --              --              --              --         (26,666)       (273,577)             --              --
  (8,155,715)    (14,992,796)       (162,961)        (79,561)       (523,348)       (187,304)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 (25,584,289)     44,770,334      (2,741,334)     (1,088,988)     (5,404,628)       (111,815)        123,725         100,322
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (13,457,034)    104,250,427      (2,087,537)      1,028,201      (4,094,244)      2,873,535         219,988         172,258



 888,904,908     784,654,481      26,508,648      25,480,447      49,205,962      46,332,427       1,124,132         951,874
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$875,447,874    $888,904,908    $ 24,421,111    $ 26,508,648    $ 45,111,718    $ 49,205,962    $  1,344,120    $  1,124,132
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 SALOMON BROTHERS
                                                VARIABLE GROWTH &                                                GLOBAL LIFE
                                                  INCOME FUND -               BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -
                                                  CLASS I SHARES                 SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (10,677)   $    (6,948)   $    25,326    $    32,941    $   (26,258)   $   (27,841)
  Realized gain (loss) ..................        30,179         36,072         79,577          1,137          9,956        (32,257)
  Change in unrealized gain (loss)
    on investments ......................        (4,534)        12,986        177,883        297,812        188,244        269,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        14,968         42,110        282,786        331,890        171,942        208,902
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         8,058        203,565         37,917         48,645          7,088         24,110
  Participant transfers from other
    funding options .....................        42,807         53,130         93,637        221,984         10,947         49,943
  Growth rate intra-fund transfers in ...            --         36,597             --             --             --             --
  Administrative charges ................          (135)          (153)        (2,506)        (3,023)        (1,314)        (1,504)
  Contract surrenders ...................       (59,199)       (16,251)      (478,991)      (310,133)      (304,581)       (75,571)
  Participant transfers to other
    funding options .....................       (88,715)      (259,313)      (496,520)    (1,319,069)       (64,414)      (175,593)
  Growth rate intra-fund transfers out ..            --        (36,597)            --             --             --             --
  Other receipts/(payments) .............            --             --       (135,039)       (85,062)        (8,836)        (1,652)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (97,184)       (19,022)      (981,502)    (1,446,658)      (361,110)      (180,267)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (82,216)        23,088       (698,716)    (1,114,768)      (189,168)        28,635


NET ASSETS:
    Beginning of year ...................       834,091        811,003      5,387,898      6,502,666      1,850,160      1,821,525
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   751,875    $   834,091    $ 4,689,182    $ 5,387,898    $ 1,660,992    $ 1,850,160
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     GLOBAL TECHNOLOGY                      MID CAP                       WORLDWIDE                        LAZARD
        PORTFOLIO -                   GROWTH PORTFOLIO -             GROWTH PORTFOLIO -                  RETIREMENT
      SERVICE SHARES                    SERVICE SHARES                 SERVICE SHARES               SMALL CAP PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (15,497)   $    (18,892)   $    (97,416)   $    (87,636)   $     (8,801)   $    (20,546)   $    (55,585)   $    (29,491)
    (240,349)       (312,581)         90,145         (17,266)         23,728          19,855         291,130          22,030

     354,189         296,377         622,389       1,106,760          88,473          89,866        (142,018)        335,094
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      98,343         (35,096)        615,118       1,001,858         103,400          89,175          93,527         327,633
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       5,213          20,293          91,646          97,641           9,819          22,438         235,325         278,017

      70,568          76,357         252,252         216,325          35,192       1,004,520       1,099,495       1,447,211
          --              --              --              --              --              --              --          33,248
        (986)         (1,176)         (2,642)         (2,759)         (2,264)         (2,670)           (637)           (327)
    (258,915)        (75,353)       (426,358)       (299,163)       (421,679)       (278,423)        (49,897)        (35,380)

     (68,080)       (253,729)       (234,574)       (377,282)       (340,107)     (1,226,135)       (322,778)       (195,487)
          --              --              --              --              --              --              --         (33,248)
      (4,527)         (9,566)         22,707         (82,209)        (25,833)        (16,677)        (17,393)        (23,475)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (256,727)       (243,174)       (296,969)       (447,447)       (744,872)       (496,947)        944,115       1,470,559
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (158,384)       (278,270)        318,149         554,411        (641,472)       (407,772)      1,037,642       1,798,192



   1,176,149       1,454,419       6,266,656       5,712,245       3,357,690       3,765,462       2,894,207       1,096,015
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,017,765    $  1,176,149    $  6,584,805    $  6,266,656    $  2,716,218    $  3,357,690    $  3,931,849    $  2,894,207
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                OPPENHEIMER
                                                                                                                MAIN STREET
                                                    GROWTH AND                       MID-CAP                     FUND/VA -
                                                 INCOME PORTFOLIO                VALUE PORTFOLIO              SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (38,799)   $   (14,178)   $  (123,082)   $   (55,967)   $      (357)   $       (31)
  Realized gain (loss) ..................       475,598         53,625        800,495        114,550             21              1
  Change in unrealized gain (loss)
    on investments ......................      (265,854)       373,007         24,909      1,020,703          2,832            516
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       170,945        412,454        702,322      1,079,286          2,496            486
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       814,231      1,097,739      1,111,565      1,172,904            259             --
  Participant transfers from other
    funding options .....................     2,483,552      1,817,601      3,744,587      3,634,204         81,936         14,348
  Growth rate intra-fund transfers in ...            --             --           (322)        43,827             --             --
  Administrative charges ................        (1,561)          (754)        (2,410)          (927)           (26)            --
  Contract surrenders ...................      (194,468)       (42,597)      (348,338)      (133,307)          (357)            --
  Participant transfers to other
    funding options .....................      (471,613)      (212,151)      (981,310)      (255,542)            --             --
  Growth rate intra-fund transfers out ..            --             --            321        (43,827)            --             --
  Other receipts/(payments) .............      (131,005)       (65,296)       (41,569)       (45,959)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,499,136      2,594,542      3,482,524      4,371,373         81,812         14,348
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,670,081      3,006,996      4,184,846      5,450,659         84,308         14,834


NET ASSETS:
    Beginning of year ...................     4,594,890      1,587,894      7,714,907      2,264,248         14,834             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 7,264,971    $ 4,594,890    $11,899,753    $ 7,714,907    $    99,142    $    14,834
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                           PUTNAM VT                      PUTNAM VT
         REAL RETURN                      TOTAL RETURN                     DISCOVERY                    INTERNATIONAL
         PORTFOLIO -                       PORTFOLIO -                   GROWTH FUND -                  EQUITY FUND -
    ADMINISTRATIVE CLASS              ADMINISTRATIVE CLASS              CLASS IB SHARES                CLASS IB SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     74,033    $    (26,062)   $    931,318    $    147,738    $     (4,915)   $     (5,060)   $     (2,605)   $      3,894
     102,636         199,195         966,303         960,085           2,954           2,939         239,345         218,281

    (152,326)        150,038      (1,509,090)        506,997          19,465          20,456         204,883         307,910
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      24,343         323,171         388,531       1,614,820          17,504          18,335         441,623         530,085
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     782,115         705,061       1,102,265       2,621,594             764           1,604           4,064           5,661

   2,276,649       4,601,631       5,615,084       6,157,836           6,268          14,996         687,371         468,287
      13,541          35,075          21,260         297,070              --              --              --              --
      (1,845)         (1,432)        (17,243)        (17,835)           (146)           (159)           (988)         (1,033)
    (392,995)       (162,628)     (2,752,019)     (3,035,622)         (8,215)        (25,678)       (118,573)       (127,118)

  (1,166,572)     (1,341,084)     (3,789,248)     (7,913,673)        (12,967)        (31,706)       (869,839)     (1,422,729)
     (13,541)        (35,075)        (21,260)       (297,070)             --              --              --              --
     (82,621)       (102,180)       (874,322)       (399,900)             --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,414,731       3,699,368        (715,483)     (2,587,600)        (14,296)        (40,943)       (297,965)     (1,076,932)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,439,074       4,022,539        (326,952)       (972,780)          3,208         (22,608)        143,658        (546,847)



   5,740,602       1,718,063      52,071,679      53,044,459         332,213         354,821       4,403,255       4,950,102
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  7,179,676    $  5,740,602    $ 51,744,727    $ 52,071,679    $    335,421    $    332,213    $  4,546,913    $  4,403,255
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PUTNAM VT
                                                     SMALL CAP
                                                    VALUE FUND -                 ALL CAP FUND -                  INVESTORS
                                                  CLASS IB SHARES                    CLASS I                  FUND - CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (157,462)   $  (109,527)   $  (186,209)   $  (286,211)   $   (52,764)   $   (20,047)
  Realized gain (loss) ..................     1,467,366        428,579        449,856        295,505        201,830        173,661
  Change in unrealized gain (loss)
    on investments ......................      (677,894)     1,771,209        293,489      1,704,211        484,400      1,048,935
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       632,010      2,090,261        557,136      1,713,505        633,466      1,202,549
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       154,885        254,755        147,147        490,061        445,444        337,567
  Participant transfers from other
    funding options .....................     3,846,271      2,109,800        551,783      1,190,823        321,142        427,686
  Growth rate intra-fund transfers in ...            --         82,552             --         86,912             --         38,445
  Administrative charges ................        (3,395)        (2,924)        (8,219)        (9,312)        (4,082)        (4,661)
  Contract surrenders ...................      (459,613)      (329,470)    (1,204,073)      (973,126)      (588,445)      (964,093)
  Participant transfers to other
    funding options .....................    (3,033,980)    (1,597,375)    (1,778,345)    (2,392,429)    (1,274,255)      (855,648)
  Growth rate intra-fund transfers out ..            --        (82,552)            --        (86,912)            --        (38,445)
  Other receipts/(payments) .............      (160,962)      (193,831)      (460,528)      (519,416)      (194,413)      (982,413)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       343,206        240,955     (2,752,235)    (2,213,399)    (1,294,609)    (2,041,562)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       975,216      2,331,216     (2,195,099)      (499,894)      (661,143)      (839,013)


NET ASSETS:
    Beginning of year ...................    11,022,177      8,690,961     27,387,153     27,887,047     14,502,330     15,341,343
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $11,997,393    $11,022,177    $25,192,054    $27,387,153    $13,841,187    $14,502,330
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                         EAFE(R)
          LARGE CAP                       SMALL CAP                       EQUITY                        SMALL CAP
        GROWTH FUND -                   GROWTH FUND -                  INDEX FUND -                    INDEX FUND -
           CLASS I                         CLASS I                    CLASS A SHARES                  CLASS A SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (14,253)   $    (10,099)   $   (120,638)   $   (115,416)   $     40,741    $     23,588    $    (61,967)   $    (73,686)
      15,426          12,892         774,154         143,429        (151,828)        (65,589)        541,227          93,263

      41,920         (21,163)       (397,924)        857,050         124,259         463,602        (294,229)      1,014,441
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      43,093         (18,370)        255,592         885,063          13,172         421,601         185,031       1,034,018
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       9,038          84,543          66,087         480,958             (18)             --              --              --

     292,175         152,442         900,092       1,897,905          84,205         170,135         447,237         117,583
          --          29,611              --              --              --              --              --              --
        (153)           (169)         (2,780)         (2,752)            (10)           (718)         (1,189)         (1,334)
     (41,171)        (22,948)       (305,799)       (195,487)        (36,320)       (253,644)     (1,160,876)       (311,210)

     (80,278)       (134,626)       (822,005)     (2,453,055)     (2,877,905)        (19,849)       (203,424)        (82,708)
          --         (29,611)             --              --              --              --              --              --
         136              --         (89,474)        (48,813)             --         (30,540)         (5,555)        (44,402)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     179,747          79,242        (253,879)       (321,244)     (2,830,048)       (134,616)       (923,807)       (322,071)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     222,840          60,872           1,713         563,819      (2,816,876)        286,985        (738,776)        711,947



     725,771         664,899       7,813,170       7,249,351       2,816,876       2,529,891       7,385,179       6,673,232
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    948,611    $    725,771    $  7,814,883    $  7,813,170    $         --    $  2,816,876    $  6,646,403    $  7,385,179
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  SMITH BARNEY                    MULTIPLE
                                                    SMITH BARNEY               PREMIER SELECTIONS          DISCIPLINE PORTFOLIO -
                                                      DIVIDEND                       ALL CAP                       ALL CAP
                                                 STRATEGY PORTFOLIO             GROWTH PORTFOLIO              GROWTH AND VALUE
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     4,794    $    (6,036)   $   (23,513)   $   (24,387)   $  (485,706)   $  (384,072)
  Realized gain (loss) ..................         3,149          2,455         31,994         21,173      1,281,428        289,572
  Change in unrealized gain (loss)
    on investments ......................       (30,541)        26,876         59,250         24,077        364,813      1,535,387
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (22,598)        23,295         67,731         20,863      1,160,535      1,440,887
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       103,010        119,699         29,489        111,009      2,163,763      6,945,854
  Participant transfers from other
    funding options .....................       358,637        154,109        121,962        149,882      3,577,358      8,090,009
  Growth rate intra-fund transfers in ...            --             --             --             --         78,458        191,110
  Administrative charges ................          (379)          (279)          (360)          (367)        (8,893)        (5,758)
  Contract surrenders ...................       (29,800)       (12,212)      (125,820)       (53,724)    (2,125,846)      (655,904)
  Participant transfers to other
    funding options .....................       (95,883)       (31,962)      (134,877)      (210,335)    (3,523,068)    (1,967,127)
  Growth rate intra-fund transfers out ..            --             --             --             --        (78,458)      (191,109)
  Other receipts/(payments) .............            --            369            816             --        (48,383)         7,806
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       335,585        229,724       (108,790)        (3,535)        34,931     12,414,881
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       312,987        253,019        (41,059)        17,328      1,195,466     13,855,768


NET ASSETS:
    Beginning of year ...................     1,128,432        875,413      1,614,668      1,597,340     33,675,712     19,819,944
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,441,419    $ 1,128,432    $ 1,573,609    $ 1,614,668    $34,871,178    $33,675,712
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          MULTIPLE
   DISCIPLINE PORTFOLIO -                   MULTIPLE                       MULTIPLE
          BALANCED                   DISCIPLINE PORTFOLIO -         DISCIPLINE PORTFOLIO -               AIM CAPITAL
           ALL CAP                       GLOBAL ALL CAP                    LARGE CAP                     APPRECIATION
      GROWTH AND VALUE                  GROWTH AND VALUE               GROWTH AND VALUE                   PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (150,960)   $   (157,611)   $    (71,086)   $    (47,128)   $    (38,874)   $    (24,866)   $    (25,631)   $    (21,934)
     494,116         176,921         164,785          88,542          78,402          60,055          21,796          15,824

     344,177         687,745         344,412         359,308          32,738         114,953         130,147          81,713
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     687,333         707,055         438,111         400,722          72,266         150,142         126,312          75,603
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,880,053       4,829,610       1,410,058       1,745,439          39,376         526,750         205,014          70,927

   3,804,677       7,578,019       1,990,053       1,800,459         510,113       1,044,237         144,296         283,369
          --          20,790              --              --              --              --              --              --
      (6,053)         (3,812)         (1,764)           (656)         (1,345)           (753)           (599)           (563)
  (1,375,708)       (529,777)        (89,598)        (44,680)       (158,831)        (89,042)        (24,857)        (20,716)

  (1,390,531)     (1,578,811)       (420,639)       (444,310)       (135,750)       (310,832)       (148,592)       (198,704)
          --         (20,790)             --              --              --              --              --              --
    (471,669)        (39,074)          4,726              --             222              --          (5,657)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   2,440,769      10,256,155       2,892,836       3,056,252         253,785       1,170,360         169,605         134,313
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,128,102      10,963,210       3,330,947       3,456,974         326,051       1,320,502         295,917         209,916



  24,275,686      13,312,476       5,717,811       2,260,837       3,555,818       2,235,316       1,686,839       1,476,923
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 27,403,788    $ 24,275,686    $  9,048,758    $  5,717,811    $  3,881,869    $  3,555,818    $  1,982,756    $  1,686,839
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   CONVERTIBLE                   DISCIPLINED
                                                    SECURITIES                     MID CAP                     EQUITY INCOME
                                                    PORTFOLIO                  STOCK PORTFOLIO                   PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    32,302    $    26,045    $   (43,505)   $   (32,018)   $  (388,255)   $   (42,994)
  Realized gain (loss) ..................       129,201         60,974        140,865        116,783        661,343      1,323,818
  Change in unrealized gain (loss)
    on investments ......................      (224,315)       134,865        193,954        276,058        419,291        640,676
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (62,812)       221,884        291,314        360,823        692,379      1,921,500
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        51,372         60,658          7,187         53,952        463,433        958,574
  Participant transfers from other
    funding options .....................       197,713        107,129        306,652        249,330      1,240,978      2,009,561
  Growth rate intra-fund transfers in ...            --             --             --         11,972         11,867         61,066
  Administrative charges ................        (1,581)        (2,198)        (1,322)        (1,416)        (7,501)        (7,814)
  Contract surrenders ...................      (300,230)      (262,124)      (166,636)      (151,682)    (1,051,905)    (1,069,507)
  Participant transfers to other
    funding options .....................      (954,368)      (726,041)      (233,234)      (109,009)    (1,541,295)    (1,180,952)
  Growth rate intra-fund transfers out ..            --             --             --        (11,972)       (11,867)       (61,066)
  Other receipts/(payments) .............       (16,153)       (25,177)       (15,555)            --       (336,121)       (55,660)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,023,247)      (847,753)      (102,908)        41,175     (1,232,411)       654,202
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (1,086,059)      (625,869)       188,406        401,998       (540,032)     2,575,702


NET ASSETS:
    Beginning of year ...................     4,556,777      5,182,646      2,844,180      2,442,182     25,668,462     23,092,760
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 3,470,718    $ 4,556,777    $ 3,032,586    $ 2,844,180    $25,128,430    $25,668,462
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          FEDERATED                                                                                       MANAGED
         HIGH YIELD                     FEDERATED STOCK                   LARGE CAP                  ALLOCATION SERIES:
          PORTFOLIO                        PORTFOLIO                      PORTFOLIO                 AGGRESSIVE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (41,208)   $    173,391    $    (15,996)   $       (571)   $   (138,582)   $    (71,128)   $       (675)   $         --
      21,957          26,694          34,020          65,721        (337,646)       (337,012)            126              --

      38,605          51,996          19,268          34,431       1,040,842         870,572           3,837              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      19,354         252,081          37,292          99,581         564,614         462,432           3,288              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      33,227          25,751           7,427             440          91,989         103,865          65,367              --

     222,143         322,471          60,677         185,238         558,673         754,895          38,070              --
          --              --              --              --              --              --              --              --
        (802)           (970)           (439)           (513)         (4,104)         (4,620)            (52)             --
    (198,261)       (111,763)        (48,821)       (128,820)       (724,578)       (562,772)             --              --

    (659,102)       (530,598)       (162,186)       (141,958)     (1,198,739)       (902,862)             --              --
          --              --              --              --              --              --              --              --
       1,469          (1,982)             --        (272,783)       (134,126)       (171,897)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (601,326)       (297,091)       (143,342)       (358,396)     (1,410,885)       (783,391)        103,385              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (581,972)        (45,010)       (106,050)       (258,815)       (846,271)       (320,959)        106,673              --



   3,083,004       3,128,014       1,130,002       1,388,817       9,778,961      10,099,920              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,501,032    $  3,083,004    $  1,023,952    $  1,130,002    $  8,932,690    $  9,778,961    $    106,673    $         --
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   MANAGED
                                                     MANAGED                         MANAGED                 ALLOCATION SERIES:
                                                ALLOCATION SERIES:             ALLOCATION SERIES:            MODERATE-AGGRESSIVE
                                              CONSERVATIVE PORTFOLIO           MODERATE PORTFOLIO                 PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,562)   $        --    $     1,739    $        --    $       986    $        --
  Realized gain (loss) ..................         1,593             --          2,914             --          1,410             --
  Change in unrealized gain (loss)
    on investments ......................         9,905             --         28,188             --         55,276             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         9,936             --         32,841             --         57,672             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         7,420             --        298,814             --        630,767             --
  Participant transfers from other
    funding options .....................       816,650             --      1,110,965             --      1,599,049             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (52)            --             (5)            --            (72)            --
  Contract surrenders ...................        (1,561)            --        (59,899)            --         (6,856)            --
  Participant transfers to other
    funding options .....................            --             --        (42,580)            --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       822,457             --      1,307,295             --      2,222,888             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       832,393             --      1,340,136             --      2,280,560             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   832,393    $        --    $ 1,340,136    $        --    $ 2,280,560    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MANAGED
     ALLOCATION SERIES:                     MERCURY                          MFS                            MFS
    MODERATE-CONSERVATIVE                  LARGE CAP                      EMERGING                        MID CAP
          PORTFOLIO                     CORE PORTFOLIO                GROWTH PORTFOLIO                GROWTH PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$        570    $         --    $   (113,309)   $    (71,144)   $    (24,515)   $   (163,164)   $   (158,521)   $    (40,420)
         501              --        (231,790)       (394,270)     (9,111,687)     (1,625,876)       (190,771)       (288,503)

      25,023              --       1,048,802       1,400,686       8,812,072       2,870,357         844,933         651,314
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      26,094              --         703,703         935,272        (324,130)      1,081,317         495,641         322,391
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     275,176              --         167,506          69,377           1,108          90,801          38,147          29,184

     829,708              --         354,593         155,681          28,268         274,451      10,511,029         137,138
          --              --              --              --              --              --              --              --
          --              --          (2,747)         (3,018)            (42)         (5,408)         (6,106)         (1,712)
      (6,000)             --        (352,565)       (181,429)       (116,964)       (456,928)     (1,217,363)       (184,955)

          --              --        (611,693)       (590,418)    (10,462,040)       (918,746)     (1,098,739)       (226,328)
          --              --              --              --              --              --              --              --
          --              --         (62,255)       (193,016)          1,685        (198,333)       (113,873)       (222,750)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,098,884              --        (507,161)       (742,823)    (10,547,985)     (1,214,163)      8,113,095        (469,423)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,124,978              --         196,542         192,449     (10,872,115)       (132,846)      8,608,736        (147,032)



          --              --       7,307,065       7,114,616      10,872,115      11,004,961       2,719,470       2,866,502
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,124,978    $         --    $  7,503,607    $  7,307,065    $         --    $ 10,872,115    $ 11,328,206    $  2,719,470
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        MFS                                                      MONDRIAN
                                                    TOTAL RETURN                   MFS VALUE                   INTERNATIONAL
                                                     PORTFOLIO                     PORTFOLIO                  STOCK PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   403,724    $   904,398    $    (5,865)   $     6,380    $   (96,300)   $    18,912
  Realized gain (loss) ..................     4,250,192      2,252,950        119,994          6,892        105,940        136,459
  Change in unrealized gain (loss)
    on investments ......................    (3,601,397)     3,826,272         (6,089)        32,585        454,734        513,566
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,052,519      6,983,620        108,040         45,857        464,374        668,937
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,989,578      2,313,623        388,361        110,639        548,152        966,472
  Participant transfers from other
    funding options .....................     6,843,003      9,142,424      1,830,188        664,581        754,189      3,868,558
  Growth rate intra-fund transfers in ...         8,318        236,427             --             --             --          7,084
  Administrative charges ................       (25,665)       (25,007)          (414)            --         (1,472)        (1,001)
  Contract surrenders ...................    (4,943,921)    (2,974,839)       (29,751)        (6,716)      (214,313)       (66,055)
  Participant transfers to other
    funding options .....................    (6,216,002)    (3,397,803)      (304,818)            --       (602,031)    (2,030,142)
  Growth rate intra-fund transfers out ..        (8,319)      (236,427)            --             --             --         (7,084)
  Other receipts/(payments) .............    (1,489,034)    (1,343,562)            --             --        (33,090)       (30,208)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,842,042)     3,714,836      1,883,566        768,504        451,435      2,707,624
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (2,789,523)    10,698,456      1,991,606        814,361        915,809      3,376,561


NET ASSETS:
    Beginning of year ...................    80,430,188     69,731,732        814,361             --      5,487,931      2,111,370
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $77,640,665    $80,430,188    $ 2,805,967    $   814,361    $ 6,403,740    $ 5,487,931
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          PIONEER                           PIONEER                        PIONEER                        STRATEGIC
           FUND                             MID CAP                       STRATEGIC                        EQUITY
         PORTFOLIO                      VALUE PORTFOLIO               INCOME PORTFOLIO                    PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (9,905)   $       (349)   $       (305)   $         --    $    153,019    $    117,889    $   (175,200)   $    (29,120)
       4,389           2,316           1,379              --          (3,385)         (8,575)     (1,465,682)     (1,305,504)

      32,195          36,898             799              --         (70,998)         36,631       1,621,960       2,953,220
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      26,679          38,865           1,873              --          78,636         145,945         (18,922)      1,618,596
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     109,276         120,204          16,399              --         663,195         478,233         278,884         194,913

      65,327         191,443          90,585              --       2,961,552         447,117         164,953         209,936
          --              --              --              --              --              --              --         111,568
        (225)            (71)            (20)             --            (990)           (502)         (7,594)         (9,182)
     (22,216)        (20,304)         (3,208)             --        (194,091)        (51,609)     (1,133,507)       (916,199)

     (10,434)        (19,655)           (916)             --        (254,835)       (112,433)     (1,813,506)     (1,329,183)
          --              --              --              --              --              --              --        (111,568)
          --              --              --              --              --         (16,213)       (173,761)        (86,543)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     141,728         271,617         102,840              --       3,174,831         744,593      (2,684,531)     (1,936,258)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     168,407         310,482         104,713              --       3,253,467         890,538      (2,703,453)       (317,662)



     477,526         167,044              --              --       2,116,835       1,226,297      20,372,588      20,690,250
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    645,933    $    477,526    $    104,713    $         --    $  5,370,302    $  2,116,835    $ 17,669,135    $ 20,372,588
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      STYLE                           STYLE
                                                  FOCUS SERIES:                   FOCUS SERIES:                   TRAVELERS
                                                    SMALL CAP                       SMALL CAP                      MANAGED
                                                 GROWTH PORTFOLIO                VALUE PORTFOLIO              INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (128)   $        --    $      (176)   $        --    $   405,073    $   650,569
  Realized gain (loss) ..................           447             --            389             --       (129,690)      (103,704)
  Change in unrealized gain (loss)
    on investments ......................           616             --          1,522             --       (326,892)      (296,869)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           935             --          1,735             --        (51,509)       249,996
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        20,231             --         27,606             --        761,037      1,061,922
  Participant transfers from other
    funding options .....................           920             --         16,422             --        727,358      1,380,654
  Growth rate intra-fund transfers in ...            --             --             --             --             --         32,802
  Administrative charges ................            (4)            --            (13)            --         (4,752)        (5,373)
  Contract surrenders ...................            --             --             --             --       (708,387)    (1,020,771)
  Participant transfers to other
    funding options .....................            --             --             --             --     (1,225,028)    (2,461,001)
  Growth rate intra-fund transfers out ..            --             --             --             --             --        (32,802)
  Other receipts/(payments) .............            --             --             --             --       (369,928)       (59,831)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        21,147             --         44,015             --       (819,700)    (1,104,400)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        22,082             --         45,750             --       (871,209)      (854,404)


NET ASSETS:
    Beginning of year ...................            --             --             --             --     21,422,848     22,277,252
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    22,082    $        --    $    45,750    $        --    $20,551,639    $21,422,848
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                         SB ADJUSTABLE
          TRAVELERS                   U.S. GOVERNMENT                     VAN KAMPEN                      RATE INCOME
           QUALITY                      SECURITIES                        ENTERPRISE                      PORTFOLIO -
       BOND PORTFOLIO                    PORTFOLIO                         PORTFOLIO                    CLASS I SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (96,096)   $    231,487    $       (818)   $        (41)   $    (56,605)   $    (42,623)   $     51,528    $      5,633
     (44,563)        (18,747)          2,343             351        (490,505)       (518,979)          1,163             793

     146,156         (74,066)            580              --         775,026         640,018         (33,763)        (14,494)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       5,497         138,674           2,105             310         227,916          78,416          18,928          (8,068)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      75,506          86,759              --              --           1,002           1,651         191,899       1,709,551

     119,178         395,796         199,890          16,368          60,107          96,379       1,249,952       2,351,665
          --          35,473              --              --              --              --              --              --
      (3,338)         (4,129)            (21)             (4)         (1,723)         (2,073)           (697)           (322)
    (547,980)       (668,845)        (71,476)             --        (313,254)       (186,781)        (67,651)        (22,189)

    (965,996)     (1,568,804)        (83,017)        (16,674)       (299,852)       (322,810)       (540,665)     (1,211,666)
          --         (35,473)             --              --              --              --              --              --
     (63,529)       (130,192)             --              --         (14,333)        (57,711)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (1,386,159)     (1,889,415)         45,376            (310)       (568,053)       (471,345)        832,838       2,827,039
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,380,662)     (1,750,741)         47,481              --        (340,137)       (392,929)        851,766       2,818,971



   7,226,668       8,977,409              --              --       4,194,175       4,587,104       3,010,168         191,197
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,846,006    $  7,226,668    $     47,481    $         --    $  3,854,038    $  4,194,175    $  3,861,934    $  3,010,168
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               SMITH BARNEY
                                                   SMITH BARNEY                  SMITH BARNEY                  INTERNATIONAL
                                                    AGGRESSIVE                    HIGH INCOME                     ALL CAP
                                                 GROWTH PORTFOLIO                  PORTFOLIO                 GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $(1,153,406)   $(1,119,055)   $ 1,311,612    $ 1,476,133    $   (10,269)   $   (38,055)
  Realized gain (loss) ..................       591,291        186,865        (60,242)       (40,074)       260,344        654,548
  Change in unrealized gain (loss)
    on investments ......................     7,267,441      6,506,379     (1,083,110)       278,396        263,921        258,272
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     6,705,326      5,574,189        168,260      1,714,455        513,996        874,765
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,476,399      2,976,689        877,262      2,430,109           (259)        20,662
  Participant transfers from other
    funding options .....................     2,384,487      8,298,718      1,221,503      3,644,491         75,271      2,982,390
  Growth rate intra-fund transfers in ...        37,731        412,419          6,787             --             --             --
  Administrative charges ................       (29,749)       (30,403)        (5,169)        (5,222)        (2,309)        (2,499)
  Contract surrenders ...................    (3,585,593)    (2,536,073)    (1,066,938)      (830,836)      (458,127)      (266,952)
  Participant transfers to other
    funding options .....................    (5,516,432)    (8,174,437)    (2,631,499)    (3,892,932)      (408,100)    (3,934,016)
  Growth rate intra-fund transfers out ..       (37,731)      (412,426)        (6,787)            --             --             --
  Other receipts/(payments) .............      (958,675)      (489,165)      (348,946)      (572,620)      (122,458)      (339,104)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (6,229,563)        45,322     (1,953,787)       772,990       (915,982)    (1,539,519)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       475,763      5,619,511     (1,785,527)     2,487,445       (401,986)      (664,754)


NET ASSETS:
    Beginning of year ...................    74,443,386     68,823,875     22,742,650     20,255,205      5,866,844      6,531,598
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $74,919,149    $74,443,386    $20,957,123    $22,742,650    $ 5,464,858    $ 5,866,844
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                        SMITH BARNEY
        SMITH BARNEY                       LARGE                        SMITH BARNEY                    SMITH BARNEY
          LARGE CAP                    CAPITALIZATION                     MID CAP                          MONEY
       VALUE PORTFOLIO                GROWTH PORTFOLIO                 CORE PORTFOLIO                 MARKET PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (7,074)   $     56,074    $   (552,190)   $   (494,447)   $   (193,800)   $   (307,481)   $    336,341    $   (218,868)
    (143,871)       (258,726)       (148,148)       (190,407)      1,869,250         108,566              --              --

     923,548       1,831,117       1,969,742          77,808        (421,374)      1,873,872              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     772,603       1,628,465       1,269,404        (607,046)      1,254,076       1,674,957         336,341        (218,868)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       5,002           6,042         619,030       1,007,245         104,807         342,041       2,156,297       1,274,011

     105,539         374,961       1,266,646       2,014,730         483,888       1,001,265       9,093,721      19,468,740
          --              --          27,150         245,311              --          26,443              --          17,805
      (4,568)         (5,509)        (14,020)        (15,550)         (7,068)         (7,688)         (8,255)         (9,548)
  (1,295,043)     (1,278,830)     (2,137,914)     (1,626,579)     (1,159,273)       (987,056)     (4,148,929)     (4,362,672)

  (1,642,356)       (729,521)     (2,853,677)     (2,742,772)     (1,567,422)     (1,302,902)    (10,274,017)    (20,151,989)
          --              --         (27,150)       (245,318)             --         (26,443)             --         (17,805)
    (383,686)       (198,277)       (580,694)       (422,206)       (168,397)       (200,261)       (352,651)       (511,315)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (3,215,112)     (1,831,134)     (3,700,629)     (1,785,139)     (2,313,465)     (1,154,601)     (3,533,834)     (4,292,773)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,442,509)       (202,669)     (2,431,225)     (2,392,185)     (1,059,389)        520,356      (3,197,493)     (4,511,641)



  19,458,488      19,661,157      40,896,547      43,288,732      20,749,597      20,229,241      29,631,531      34,143,172
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 17,015,979    $ 19,458,488    $ 38,465,322    $ 40,896,547    $ 19,690,208    $ 20,749,597    $ 26,434,038    $ 29,631,531
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     COMSTOCK                       EMERGING                    ENTERPRISE
                                                   PORTFOLIO -                 GROWTH PORTFOLIO -               PORTFOLIO -
                                                 CLASS II SHARES                 CLASS I SHARES               CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (28,138)   $   (33,703)   $  (209,959)   $  (285,154)   $    (5,490)   $    (7,874)
  Realized gain (loss) ..................       254,540         92,645     (1,955,637)    (3,026,376)        11,652          1,855
  Change in unrealized gain (loss)
    on investments ......................      (122,050)       536,940      3,119,438      4,171,388         21,032         15,654
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       104,352        595,882        953,842        859,858         27,194          9,635
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         6,637         58,277         32,249         87,471             --            105
  Participant transfers from other
    funding options .....................       465,189        281,117        381,098        198,037         24,304          1,965
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (1,170)        (1,099)        (7,880)        (9,222)           (45)           (53)
  Contract surrenders ...................      (282,735)      (164,651)      (983,450)      (836,986)       (30,795)       (28,068)
  Participant transfers to other
    funding options .....................      (156,722)      (345,843)    (1,695,583)    (2,539,521)        (8,486)       (14,007)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............      (132,123)       (16,988)      (155,595)      (454,829)       (63,168)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (100,924)      (189,187)    (2,429,161)    (3,555,050)       (78,190)       (40,058)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         3,428        406,695     (1,475,319)    (2,695,192)       (50,996)       (30,423)


NET ASSETS:
    Beginning of year ...................     4,340,479      3,933,784     17,716,677     20,411,869        517,616        548,039
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,343,907    $ 4,340,479    $16,241,358    $17,716,677    $   466,620    $   517,616
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        SMITH BARNEY
          SMALL CAP                                                                                    DYNAMIC CAPITAL
           GROWTH                        CONTRAFUND(R)                   CONTRAFUND(R)                   APPRECIATION
        OPPORTUNITIES                    PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -
          PORTFOLIO                     SERVICE CLASS                  SERVICE CLASS 2                 SERVICE CLASS 2
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (51,300)   $    (37,376)   $   (320,450)   $   (241,526)   $    (94,935)   $    (72,251)   $     (3,112)   $     (2,733)
     342,057         140,622         243,563          13,359         164,015         107,125           2,457             948

    (194,897)        225,629       3,390,759       2,634,480         897,894         688,591          33,212          (1,994)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      95,860         328,875       3,313,872       2,406,313         966,974         723,465          32,557          (3,779)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     190,339         404,732       1,146,045       1,219,964          21,768         112,423           1,860           5,650

     264,676         859,112       3,646,858       1,580,386       1,885,670         512,368         111,871          45,908
          --              --              --           9,323              --          41,956              --          29,324
        (656)           (503)         (7,001)         (6,392)         (2,900)         (2,947)           (144)           (140)
     (77,678)        (53,001)     (1,005,748)       (706,324)       (432,744)       (152,709)         (5,040)         (6,907)

    (160,284)       (449,048)       (997,034)       (959,436)       (239,257)       (218,406)        (10,169)         (1,745)
          --              --              --          (9,323)             --         (41,956)             --         (29,324)
      (4,694)       (278,737)       (228,173)       (234,346)        (35,943)       (458,841)         (4,915)        (13,550)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     211,703         482,555       2,554,947         893,852       1,196,594        (208,112)         93,463          29,216
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     307,563         811,430       5,868,819       3,300,165       2,163,568         515,353         126,020          25,437



   2,797,683       1,986,253      20,698,491      17,398,326       6,075,418       5,560,065         175,074         149,637
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,105,246    $  2,797,683    $ 26,567,310    $ 20,698,491    $  8,238,986    $  6,075,418    $    301,094    $    175,074
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2005 and 2004

                                                       MID CAP
                                                     PORTFOLIO -
                                                   SERVICE CLASS 2
                                            ----------------------------
                                                 2005            2004
                                                 ----            ----
OPERATIONS:
  Net investment income (loss) ..........   $   (234,268)   $   (151,655)
  Realized gain (loss) ..................        606,899         122,667
  Change in unrealized gain (loss)
    on investments ......................      1,851,840       2,157,348
                                            ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .........      2,224,471       2,128,360
                                            ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        715,904       1,090,346
  Participant transfers from other
    funding options .....................      3,648,712       3,177,211
  Growth rate intra-fund transfers in ...         12,447              --
  Administrative charges ................         (3,886)         (2,425)
  Contract surrenders ...................       (793,435)       (480,550)
  Participant transfers to other
    funding options .....................     (1,049,444)       (580,268)
  Growth rate intra-fund transfers out ..        (12,447)             --
  Other receipts/(payments) .............        (88,256)         (2,713)
                                            ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      2,429,595       3,201,601
                                            ------------    ------------

    Net increase (decrease) in net assets      4,654,066       5,329,961


NET ASSETS:
    Beginning of year ...................     12,314,707       6,984,746
                                            ------------    ------------
    End of year .........................   $ 16,968,773    $ 12,314,707
                                            ============    ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Fund BD IV for Variable Annuities ("Fund BD IV") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Fund BD IV, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund BD IV are Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Life & Annuity Vintage (Series II), Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity.

Participant purchase payments applied to Fund BD IV are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Fund BD IV were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
          Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company (continued)
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investments VIT Funds, Massachusetts business trust
         Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio
         Managed Allocation Series: Moderate-Conservative Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company (continued)
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio *
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

Franklin Income Securities Fund - Class II Shares                     Franklin Templeton Variable Insurance       5/2/2005
                                                                        Products Trust
Managed Allocation Series: Aggressive Portfolio                       The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Conservative Portfolio                     The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Moderate Portfolio                         The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio              The Travelers Series Trust                  5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio            The Travelers Series Trust                  5/2/2005
Pioneer Mid Cap Value Portfolio                                       The Travelers Series Trust                  5/2/2005
Style Focus Series: Small Cap Growth Portfolio                        The Travelers Series Trust                  5/2/2005
Style Focus Series: Small Cap Value Portfolio                         The Travelers Series Trust                  5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD IV or shares of Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund BD IV product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund BD IV form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund BD IV adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner (GMAB)
      -     Principal Protection Fees, if elected by the contract owner (PP)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R) Death Benefit (Dth Ben) designations:

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 1.40%              S   Index Annuity
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.55%              S   Vintage XTRA (Series II)

Separate Account Charge 1.60% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA
Separate Account Charge 1.60% (B)          E   Index Annuity
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 1.65%             SU   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.70%              S   Vintage XTRA (Series II)

Separate Account Charge 1.80% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.80% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 1.85%              R   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 1.90%             SU   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA

Separate Account Charge 1.95%              S   Vintage XTRA (Series II)
                                           S   Vintage XTRA (Series II)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%             1.25%      0.15%                                                                     1.40%
                                          1.25%      0.15%                                                                     1.40%
                                          1.25%      0.15%                                                                     1.40%

Separate Account Charge 1.55%             1.40%      0.15%                                                                     1.55%

Separate Account Charge 1.60% (A)         1.25%      0.15%      0.20%                                                          1.60%
                                          1.25%      0.15%      0.20%                                                          1.60%
Separate Account Charge 1.60% (B)         1.45%      0.15%                                                                     1.60%
                                          1.45%      0.15%                                                                     1.60%
                                          1.45%      0.15%                                                                     1.60%

Separate Account Charge 1.65%             1.50%      0.15%                                                                     1.65%
                                          1.25%      0.15%                                      0.25%                          1.65%
                                          1.25%      0.15%                                      0.25%                          1.65%

Separate Account Charge 1.70%             1.40%      0.15%      0.15%                                                          1.70%

Separate Account Charge 1.80% (A)         1.25%      0.15%                 0.40%                                               1.80%
                                          1.25%      0.15%                 0.40%                                               1.80%

Separate Account Charge 1.80% (B)         1.45%      0.15%      0.20%                                                          1.80%
                                          1.45%      0.15%      0.20%                                                          1.80%
                                          1.40%      0.15%                                      0.25%                          1.80%
                                          1.50%      0.15%      0.15%                                                          1.80%

Separate Account Charge 1.85%             1.70%      0.15%                                                                     1.85%
                                          1.25%      0.15%      0.20%                           0.25%                          1.85%
                                          1.25%      0.15%      0.20%                           0.25%                          1.85%
                                          1.45%      0.15%                                      0.25%                          1.85%
                                          1.45%      0.15%                                      0.25%                          1.85%

Separate Account Charge 1.90%             1.50%      0.15%                                      0.25%                          1.90%
                                          1.25%      0.15%                           0.50%                                     1.90%
                                          1.25%      0.15%                           0.50%                                     1.90%

Separate Account Charge 1.95%             1.40%      0.15%                 0.40%                                               1.95%
                                          1.40%      0.15%      0.15%                           0.25%                          1.95%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA
Separate Account Charge 2.00% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.05%              S   Vintage XTRA (Series II)
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.10%              S   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.15% (B)         SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 2.20% (A)          S   Vintage XTRA (Series II)
                                           S   Index Annuity
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
Separate Account Charge 2.20% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.25% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.25% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.30% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)         1.25%      0.15%      0.20%      0.40%                                               2.00%
                                          1.25%      0.15%      0.20%      0.40%                                               2.00%
Separate Account Charge 2.00% (B)         1.45%      0.15%                 0.40%                                               2.00%
                                          1.45%      0.15%                 0.40%                                               2.00%
                                          1.70%      0.15%      0.15%                                                          2.00%

Separate Account Charge 2.05%             1.40%      0.15%                           0.50%                                     2.05%
                                          1.40%      0.15%                                                  0.50%              2.05%
                                          1.50%      0.15%                 0.40%                                               2.05%
                                          1.50%      0.15%      0.15%                           0.25%                          2.05%
                                          1.45%      0.15%      0.20%                           0.25%                          2.05%
                                          1.45%      0.15%      0.20%                           0.25%                          2.05%

Separate Account Charge 2.10%             1.40%      0.15%      0.15%      0.40%                                               2.10%
                                          1.70%      0.15%                                      0.25%                          2.10%
                                          1.25%      0.15%      0.20%                0.50%                                     2.10%
                                          1.25%      0.15%      0.20%                0.50%                                     2.10%
                                          1.45%      0.15%                           0.50%                                     2.10%
                                          1.45%      0.15%                           0.50%                                     2.10%

Separate Account Charge 2.15% (B)         1.50%      0.15%                           0.50%                                     2.15%
                                          1.50%      0.15%                                                  0.50%              2.15%

Separate Account Charge 2.20% (A)         1.40%      0.15%      0.15%                0.50%                                     2.20%
                                          1.25%      0.15%                                                             0.80%   2.20%
                                          1.40%      0.15%      0.15%                                       0.50%              2.20%
                                          1.50%      0.15%      0.15%      0.40%                                               2.20%
Separate Account Charge 2.20% (B)         1.45%      0.15%      0.20%      0.40%                                               2.20%
                                          1.45%      0.15%      0.20%      0.40%                                               2.20%

Separate Account Charge 2.25% (A)         1.70%      0.15%      0.15%                           0.25%                          2.25%
                                          1.25%      0.15%                                                             0.85%   2.25%
Separate Account Charge 2.25% (B)         1.70%      0.15%                 0.40%                                               2.25%

Separate Account Charge 2.30% (B)         1.45%      0.15%      0.20%                0.50%                                     2.30%
                                          1.45%      0.15%      0.20%                0.50%                                     2.30%
                                          1.50%      0.15%      0.15%                0.50%                                     2.30%
                                          1.50%      0.15%      0.15%                                       0.50%              2.30%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)          S   Index Annuity
                                               Protected Equity Portfolio

Separate Account Charge 2.35% (B)          R   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.40% (A)          S   Index Annuity
                                           R   Vintage XTRA (Series II)
Separate Account Charge 2.40% (C)          E   Index Annuity

Separate Account Charge 2.45%              E   Index Annuity

Separate Account Charge 2.50% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.50% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.55% (A)          E   Index Annuity
Separate Account Charge 2.55% (B)          S   Index Annuity

Separate Account Charge 2.60%              E   Index Annuity

Separate Account Charge 2.70%              E   Index Annuity

Separate Account Charge 2.75% (A)          E   Index Annuity
Separate Account Charge 2.75% (B)          S   Index Annuity

Separate Account Charge 2.85%              S   Index Annuity

Separate Account Charge 2.90%              S   Index Annuity
Separate Account Charge 2.90%                  Protected Equity Portfolio

Separate Account Charge 2.95%              E   Index Annuity

Separate Account Charge 3.05% (A)          E   Index Annuity
Separate Account Charge 3.05% (B)          S   Index Annuity

Separate Account Charge 3.10%              E   Index Annuity
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)         1.25%      0.15%                                                             0.95%   2.35%
                                          1.25%      0.15%                                                             0.95%   2.35%

Separate Account Charge 2.35% (B)         1.70%      0.15%                                                  0.50%              2.35%
                                          1.70%      0.15%                           0.50%                                     2.35%

Separate Account Charge 2.40% (A)         1.25%      0.15%                                                             1.00%   2.40%
                                          1.70%      0.15%      0.15%      0.40%                                               2.40%
Separate Account Charge 2.40% (C)         1.45%      0.15%                                                             0.80%   2.40%

Separate Account Charge 2.45%             1.45%      0.15%                                                             0.85%   2.45%

Separate Account Charge 2.50% (A)         1.70%      0.15%      0.15%                0.50%                                     2.50%
                                          1.25%      0.15%                                                             1.10%   2.50%
Separate Account Charge 2.50% (B)         1.70%      0.15%      0.15%                                       0.50%              2.50%

Separate Account Charge 2.55% (A)         1.45%      0.15%                                                             0.95%   2.55%
Separate Account Charge 2.55% (B)         1.25%      0.15%                                                             1.15%   2.55%

Separate Account Charge 2.60%             1.45%      0.15%                                                             1.00%   2.60%

Separate Account Charge 2.70%             1.45%      0.15%                                                             1.10%   2.70%

Separate Account Charge 2.75% (A)         1.45%      0.15%                                                             1.15%   2.75%
Separate Account Charge 2.75% (B)         1.25%      0.15%                                                             1.35%   2.75%

Separate Account Charge 2.85%             1.25%      0.15%                                                             1.45%   2.85%

Separate Account Charge 2.90%             1.25%      0.15%                                                             1.50%   2.90%
Separate Account Charge 2.90%             1.25%      0.15%                                                             1.50%   2.90%

Separate Account Charge 2.95%             1.45%      0.15%                                                             1.35%   2.95%

Separate Account Charge 3.05% (A)         1.45%      0.15%                                                             1.45%   3.05%
Separate Account Charge 3.05% (B)         1.25%      0.15%                                                             1.65%   3.05%

Separate Account Charge 3.10%             1.45%      0.15%                                                             1.50%   3.10%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD IV
--------------------------------------------------------------------------------



                                          Dth
      Separate Account Charge (1)         Ben  Product
--------------------------------------------------------------------------------
Separate Account Charge 3.20%              S   Index Annuity

Separate Account Charge 3.25%              E   Index Annuity

Separate Account Charge 3.30%              S   Index Annuity

Separate Account Charge 3.40% (A)          S   Index Annuity
Separate Account Charge 3.40% (B)          E   Index Annuity

Separate Account Charge 3.50% (A)          E   Index Annuity
Separate Account Charge 3.50% (B)              Protected Equity Portfolio

Separate Account Charge 3.60%              E   Index Annuity
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                          ------------------------------------------------------------------------------------------
                                                              Optional Features
                                                              ---------------------                                           Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 3.20%             1.25%      0.15%                                                             1.80%   3.20%

Separate Account Charge 3.25%             1.45%      0.15%                                                             1.65%   3.25%

Separate Account Charge 3.30%             1.25%      0.15%                                                             1.90%   3.30%

Separate Account Charge 3.40% (A)         1.25%      0.15%                                                             2.00%   3.40%
Separate Account Charge 3.40% (B)         1.45%      0.15%                                                             1.80%   3.40%

Separate Account Charge 3.50% (A)         1.45%      0.15%                                                             1.90%   3.50%
Separate Account Charge 3.50% (B)         1.25%      0.15%                                                             2.10%   3.50%

Separate Account Charge 3.60%             1.45%      0.15%                                                             2.00%   3.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.
(2) The Travelers Index Annuity product offers an optional feature, Principal Protection Guarantee, for an annual insurance charge of up to 2.00%. If this is selected, and money is withdrawn prior to the maturity date, there is no refund of the charge and The Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows:

--------------------------------------------------------------------------------
Product                               Administrative Charge
--------------------------------------------------------------------------------
Portfolio Architect XTRA              $40 for contract values less than $100,000
Vintage XTRA                          $40 for contract values less than $100,000
Vintage XTRA (Series II)              $40 for contract values less than $100,000
Index Annuity (Std DB)                $30 for contract values less than $50,000
Protected Equity Portfolio            $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                 Withdrawal/Surrender Charges (as a percentage
Product                          of the amount withdrawn)
--------------------------------------------------------------------------------
Portfolio Architect XTRA         Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA                     Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA (Series II)         Up to 8% decreasing to 0% in years 10 and later
Index Annuity (Std DB)           Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio       Up to 9% decreasing to 0% in years 10 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

Effective July 25, 2005, The Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES          VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $7,683,634)                                                   105,865   $  8,287,102   $    831,253   $  1,112,022
                                                                         ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $341,623)                                                      34,363        345,005        415,754         96,821
                                                                         ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $115,243)                                                       6,860        117,992         74,853          1,109
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.6%)
    Total (Cost $12,453,284)                                               12,453,284     12,453,284     11,205,628     10,062,407
                                                                         ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $2,075,133)                                                    98,677      2,202,468         43,050        236,797
                                                                         ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.2%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $2,382,027)                                                         119,256      2,939,650        747,158        262,000
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $30,529,961)                                                        895,673     23,771,150        456,222      5,048,640
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $32,911,988)                                                1,014,929     26,710,800      1,203,380      5,310,640
                                                                         ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (15.0%)
  Global Growth Fund - Class 2 Shares (Cost $53,337,429)                    3,190,594     62,280,400      5,435,105      3,949,524
  Growth Fund - Class 2 Shares (Cost $125,682,070)                          2,327,108    137,252,829     12,350,353      5,848,901
  Growth-Income Fund - Class 2 Shares (Cost $107,580,003)                   3,354,986    127,892,066     11,980,121      5,183,186
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $286,599,502)                                               8,872,688    327,425,295     29,765,579     14,981,611
                                                                         ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $679,512)                                                      64,062      1,077,515        188,097        238,128
                                                                         ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.3%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $4,514,145)                                                   306,435      5,751,777      1,841,602      1,251,052
                                                                         ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.3%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $1,359,649)                                                          42,144      1,563,964         78,871        418,026
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $4,341,088)                                                         113,124      4,972,916         81,266        898,120
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $5,700,737)                                                   155,268      6,536,880        160,137      1,316,146
                                                                         ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.1%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $583,933)              50,073        623,415        457,043         60,517
  Mercury Value Opportunities V.I. Fund - Class III (Cost $1,645,837)         203,698      1,216,078      1,291,522        152,301
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,229,770)                                                   253,771      1,839,493      1,748,565        212,818
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (2.6%)
  Franklin Income Securities Fund - Class II Shares (Cost $2,017,718)         130,202      1,994,694      2,026,372          8,509
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $10,430,741)                                                        497,712     10,133,425        442,300      1,413,843
  Mutual Shares Securities Fund - Class 2 Shares (Cost $8,433,757)            574,856     10,445,130      2,978,579        843,308
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $5,298,349)                                                         637,543      6,949,216      3,205,480        509,488
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $18,881,412)     1,519,030     23,727,245      5,254,077      1,413,674
  Templeton Growth Securities Fund - Class 2 Shares (Cost $3,870,413)         325,645      4,497,154      2,736,173        447,120
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $48,932,390)                                                3,684,988     57,746,864     16,642,981      4,635,942
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                NO. OF          MARKET         COST OF        PROCEEDS
                                                                           SHARES          VALUE         PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND (45.4%)
  Appreciation Portfolio (Cost $23,317,907)                                 1,104,492   $ 26,761,844   $  2,112,740   $  2,961,470
  Diversified Strategic Income Portfolio (Cost $17,319,794)                 1,844,857     16,622,158      1,396,864      2,577,490
  Equity Index Portfolio - Class I Shares (Cost $824,932,897)              28,818,976    875,520,501     20,999,983     59,851,844
  Equity Index Portfolio - Class II Shares (Cost $23,165,392)                 803,359     24,422,120      1,720,373      4,545,525
  Fundamental Value Portfolio (Cost $42,393,348)                            2,186,802     45,113,719      3,959,095      7,071,851
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $1,062,676)                                                          57,616      1,344,178        310,291        205,946
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $605,869)                                                           148,306        751,910         52,901        160,727
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $932,797,883)                                              34,964,408    990,536,430     30,552,247     77,374,853
                                                                         ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.8%)
  Balanced Portfolio - Service Shares (Cost $4,216,224)                       176,160      4,689,375        201,703      1,157,686
  Global Life Sciences Portfolio - Service Shares (Cost $1,503,728)           187,903      1,661,061         22,590        409,889
  Global Technology Portfolio - Service Shares (Cost $1,571,290)              257,022      1,017,806         71,636        343,819
  Mid Cap Growth Portfolio - Service Shares (Cost $5,286,493)                 231,788      6,585,090        473,807        867,906
  Worldwide Growth Portfolio - Service Shares (Cost $2,533,014)                97,850      2,716,328         71,808        825,371
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $15,110,749)                                                  950,723     16,669,660        841,544      3,604,671
                                                                         ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.2%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $3,636,670)                                                   241,081      3,932,028      1,483,656        332,423
                                                                         ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (0.9%)
  Growth and Income Portfolio (Cost $7,007,729)                               277,727      7,265,326      3,523,125        637,825
  Mid-Cap Value Portfolio (Cost $10,669,036)                                  564,264     11,900,320      4,833,661        777,223
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $17,676,765)                                                  841,991     19,165,646      8,356,786      1,415,048
                                                                         ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $95,798)                                                        4,584         99,146         82,557          1,098
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (2.7%)
  Real Return Portfolio - Administrative Class (Cost $7,175,529)              565,801      7,180,012      2,897,874      1,330,698
  Total Return Portfolio - Administrative Class (Cost $51,670,760)          5,053,422     51,747,041      6,886,169      5,843,499
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $58,846,289)                                                5,619,223     58,927,053      9,784,043      7,174,197
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $275,275)            62,933        335,435          6,802         25,998
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $3,217,230)                                                         279,650      4,547,105        747,658      1,048,035
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $9,080,282)          523,241     11,997,909      4,154,087      3,310,944
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $12,572,787)                                                  865,824     16,880,449      4,908,547      4,384,977
                                                                         ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.2%)
  All Cap Fund - Class I (Cost $21,338,344)                                 1,452,054     25,193,140        601,377      3,520,987
  Investors Fund - Class I (Cost $11,975,757)                                 951,979     13,841,776        810,915      2,157,699
  Large Cap Growth Fund - Class I (Cost $833,703)                              77,001        948,651        312,473        146,939
  Small Cap Growth Fund - Class I (Cost $7,010,933)                           572,964      7,815,225      1,440,206      1,201,065
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $41,158,737)                                                3,053,998     47,798,792      3,164,971      7,026,690
                                                                         ------------   ------------   ------------   ------------

SCUDDER INVESTMENTS VIT FUNDS (0.3%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $0)                             --             --        156,081      2,945,387
  Small Cap Index Fund - Class A Shares (Cost $5,013,585)                     461,575      6,646,679        667,616      1,459,247
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $5,013,585)                                                   461,575      6,646,679        823,697      4,404,634
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF          MARKET       COST OF        PROCEEDS
                                                                             SHARES          VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $1,406,337)                  165,879   $  1,441,488   $    483,551   $    143,103
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $1,329,980)                                                         122,180      1,573,680        186,176        318,407
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,736,317)                                                   288,059      3,015,168        669,727        461,510
                                                                         ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.4%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $30,540,378)                                                      2,288,250     34,872,923      5,369,849      5,127,402
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $25,094,598)                                                      2,037,558     27,405,152      5,700,640      3,169,739
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $7,965,525)                                                         559,629      9,049,207      3,520,523        605,437
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $3,552,625)                                                         265,349      3,882,053        602,828        335,670
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $67,153,126)                                                5,150,786     75,209,335     15,193,840      9,238,248
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (9.7%)
  AIM Capital Appreciation Portfolio (Cost $1,638,423)                        170,788      1,982,847        354,886        210,820
  Convertible Securities Portfolio (Cost $3,382,686)                          292,900      3,470,860        385,257      1,313,771
  Disciplined Mid Cap Stock Portfolio (Cost $2,269,596)                       138,102      3,032,714        355,584        469,804
  Equity Income Portfolio (Cost $21,707,119)                                1,421,352     25,129,502      1,571,750      2,836,381
  Federated High Yield Portfolio (Cost $2,389,591)                            282,934      2,501,137        242,695        885,123
  Federated Stock Portfolio (Cost $832,058)                                    58,715      1,023,995         57,724        217,019
  Large Cap Portfolio (Cost $9,393,404)                                       590,031      8,933,066        710,228      2,259,318
  Managed Allocation Series: Aggressive Portfolio (Cost $102,840)               9,491        106,678        103,512            680
  Managed Allocation Series: Conservative Portfolio (Cost $822,528)            80,506        832,432        830,256          7,784
  Managed Allocation Series: Moderate Portfolio (Cost $1,312,011)             124,092      1,340,198      1,373,407         63,274
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $2,225,397)                                                         208,853      2,280,672      2,239,894         14,747
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $1,100,008)                                                         106,336      1,125,031      1,106,473          6,501
  Mercury Large Cap Core Portfolio (Cost $8,301,330)                          740,033      7,503,932        483,984      1,104,129
  MFS Emerging Growth Portfolio (Cost $0)                                          --             --         33,352     10,605,851
  MFS Mid Cap Growth Portfolio (Cost $11,355,463)                           1,400,332     11,328,684     10,501,044      2,545,992
  MFS Total Return Portfolio (Cost $77,157,928)                             4,722,877     77,644,102     10,476,877     10,271,162
  MFS Value Portfolio (Cost $2,779,601)                                       225,571      2,806,097      2,323,456        339,940
  Mondrian International Stock Portfolio (Cost $5,242,955)                    512,322      6,404,031      1,196,090        840,664
  Pioneer Fund Portfolio (Cost $562,056)                                       50,664        645,964        174,186         42,332
  Pioneer Mid Cap Value Portfolio (Cost $103,921)                               9,714        104,718        108,556          4,594
  Pioneer Strategic Income Portfolio (Cost $5,504,903)                        575,621      5,370,541      3,697,950        369,862
  Strategic Equity Portfolio (Cost $24,361,678)                               993,248     17,669,882        420,886      3,279,871
  Style Focus Series: Small Cap Growth Portfolio (Cost $21,468)                 1,951         22,083         24,021          2,785
  Style Focus Series: Small Cap Value Portfolio (Cost $44,229)                  4,089         45,752         44,520            305
  Travelers Managed Income Portfolio (Cost $21,978,874)                     1,863,331     20,552,539      2,448,186      2,861,913
  Travelers Quality Bond Portfolio (Cost $5,940,875)                          521,520      5,846,244        154,880      1,636,896
  U.S. Government Securities Portfolio (Cost $46,903)                           3,573         47,483        207,436        162,826
  Van Kampen Enterprise Portfolio (Cost $6,102,544)                           302,765      3,854,200         88,345        712,841
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $216,680,389)                                              15,411,711    211,605,384     41,715,435     43,067,185
                                                                         ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (9.4%)
  SB Adjustable Rate Income Portfolio - Class I Shares
    (Cost $3,910,697)                                                         388,543      3,862,122      1,442,296        557,742
  Smith Barney Aggressive Growth Portfolio (Cost $63,444,335)               5,038,498     74,922,470      1,739,383      9,116,867
  Smith Barney High Income Portfolio (Cost $22,443,986)                     2,939,421     20,958,075      3,423,782      4,065,005
  Smith Barney International All Cap Growth Portfolio
    (Cost $3,913,539)                                                         382,174      5,465,083        195,163      1,121,187
  Smith Barney Large Cap Value Portfolio (Cost $16,945,597)                   899,879     17,016,705        402,618      3,624,078
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $37,157,468)                                                      2,547,482     38,466,981      1,208,801      5,459,961
  Smith Barney Mid Cap Core Portfolio (Cost $17,516,129)                    1,378,926     19,691,063      2,162,359      3,244,439
  Smith Barney Money Market Portfolio (Cost $26,435,170)                   26,435,170     26,435,170     10,127,905     13,301,233
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $191,766,921)                                              40,010,093    206,817,669     20,702,307     40,490,512
                                                                         ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF          MARKET        COST OF        PROCEEDS
                                                                            SHARES          VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
  Comstock Portfolio - Class II Shares (Cost $3,438,773)                      318,249   $  4,344,099   $    597,613   $    583,121
  Emerging Growth Portfolio - Class I Shares (Cost $24,414,203)               579,866     16,242,046        497,277      3,135,708
  Enterprise Portfolio - Class II Shares (Cost $400,930)                       31,962        466,642         26,537        110,195
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $28,253,906)                                                  930,077     21,052,787      1,121,427      3,829,024
                                                                         ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $2,783,513)                                                   286,476      3,105,396        756,093        300,125
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (2.4%)
  Contrafund(R) Portfolio - Service Class (Cost $20,821,930)                  858,987     26,568,480      3,809,906      1,570,333
  Contrafund(R) Portfolio - Service Class 2 (Cost $6,046,837)                 268,470      8,239,330      1,799,174        696,023
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $251,727)                                                            35,094        301,106        112,860         22,497
  Mid Cap Portfolio - Service Class 2 (Cost $11,459,124)                      489,459     16,969,543      3,775,711      1,365,560
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $38,579,618)                                                1,652,010     52,078,459      9,497,651      3,654,413
                                                                         ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005     11,609   0.662 - 1.619      8,287            -    1.40 - 2.20       7.04 - 16.55
                                          2004     12,067   0.571 - 1.395      7,286            -    1.40 - 2.20      16.99 - 17.89
                                          2003     12,776   0.486 - 1.188      6,507         0.05    1.40 - 2.20      15.53 - 23.62
                                          2002     15,059   0.396 - 0.400      6,008         1.46    1.40 - 1.80  (26.39) - (26.06)
                                          2001     20,168   0.538 - 0.541     10,901         0.53    1.40 - 1.80  (27.26) - (13.18)

HIGH YIELD BOND TRUST                     2005        323   1.065 - 1.069        345         0.01    1.40 - 1.60    (0.65) - (0.28)
                                          2004         21           1.068         22        20.27           1.60               7.01

MANAGED ASSETS TRUST                      2005        107   1.097 - 1.104        118         0.02    1.40 - 1.80        2.05 - 2.41
                                          2004         39   1.075 - 1.078         42         6.79    1.40 - 1.80        2.67 - 6.84

MONEY MARKET PORTFOLIO                    2005     10,828   0.986 - 1.162     12,474         2.88    1.40 - 2.00        0.82 - 1.40
                                          2004      9,989   0.978 - 1.146     11,320         0.99    1.40 - 2.00    (0.91) - (0.35)
                                          2003     13,177   0.987 - 1.150     15,014         0.78    1.40 - 2.00    (1.00) - (0.61)
                                          2002     15,252   1.141 - 1.157     17,595         1.38    1.40 - 1.80    (0.44) - (0.09)
                                          2001     13,379   1.146 - 1.158     15,458         3.29    1.40 - 1.80        1.06 - 2.39
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund -
    Series I                              2005      2,702   0.801 - 1.276      2,202         0.83    1.40 - 2.20        3.36 - 4.21
                                          2004      2,929   0.772 - 1.229      2,297         0.45    1.40 - 2.20        3.48 - 4.26
                                          2003      3,335   0.743 - 1.183      2,512         0.31    1.40 - 2.20      21.32 - 31.96
                                          2002      3,223   0.605 - 0.609      1,958         0.42    1.40 - 1.80  (31.48) - (31.19)
                                          2001      1,725   0.883 - 0.885      1,525         0.23    1.40 - 1.80   (12.20) - (9.80)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005      2,459   1.102 - 1.399      2,940         1.30    1.40 - 2.50        2.29 - 7.36
                                          2004      2,034   1.115 - 1.362      2,360         0.73    1.40 - 2.25       5.64 - 10.11
                                          2003      1,867   1.020 - 1.247      1,968         0.78    1.40 - 2.20       7.28 - 35.84
                                          2002        692   0.786 - 0.788        545         0.33    1.40 - 1.80  (19.96) - (19.59)
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005     31,173   0.740 - 1.378     23,770            -    1.40 - 2.20      12.38 - 16.95
                                          2004     37,590   0.656 - 1.222     25,268            -    1.40 - 2.20       0.69 - 13.04
                                          2003     44,034   0.616 - 1.148     27,631            -    1.40 - 2.20       7.82 - 21.60
                                          2002     50,026   0.509 - 0.514     25,611            -    1.40 - 1.80  (32.04) - (31.74)
                                          2001     62,370   0.749 - 0.753     46,887            -    1.40 - 1.80  (18.74) - (10.26)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005     49,415   1.120 - 1.634     62,278         0.68    1.40 - 2.50       5.54 - 14.75
                                          2004     47,966   1.087 - 1.458     53,481         0.43    1.40 - 2.40       7.62 - 11.83
                                          2003     43,118   0.975 - 1.308     42,569         0.41    1.40 - 2.25       0.25 - 41.41
                                          2002     36,750   0.734 - 0.741     27,089         0.89    1.40 - 1.80  (16.11) - (15.80)
                                          2001     30,544   0.875 - 0.880     26,816         0.73    1.40 - 1.80  (15.59) - (11.75)

  Growth Fund - Class 2 Shares            2005    106,505   1.147 - 1.628    137,247         0.72    1.40 - 2.50     (1.12) - 19.73
                                          2004    100,571   1.078 - 1.426    112,595         0.18    1.40 - 2.40       9.76 - 10.92
                                          2003     91,488   0.975 - 1.291     91,278         0.12    1.40 - 2.40       1.68 - 41.56
                                          2002     78,514   0.726 - 0.733     57,306         0.03    1.40 - 1.80  (25.77) - (25.51)
                                          2001     67,040   0.978 - 0.984     65,791         0.48    1.40 - 1.80   (19.47) - (9.90)

  Growth-Income Fund - Class 2 Shares     2005     97,605   1.042 - 1.424    127,886         1.36    1.40 - 2.50      (0.90) - 9.66
                                          2004     91,850   1.234 - 1.370    116,134         0.93    1.40 - 2.40        7.77 - 8.91
                                          2003     78,303   1.145 - 1.263     91,197         1.14    1.40 - 2.40       3.34 - 36.62
                                          2002     62,908   0.885 - 0.894     55,955         1.06    1.40 - 1.80  (19.84) - (19.46)
                                          2001     47,461   1.104 - 1.110     52,546         1.91    1.40 - 1.80      (1.52) - 1.09

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005        848   1.247 - 2.112      1,077         0.69    1.40 - 2.00      25.42 - 26.16
                                          2004        899   0.992 - 1.684        907         0.29    1.40 - 2.00      10.57 - 23.20
                                          2003        782   0.809 - 0.819        639            -    1.40 - 1.80      40.45 - 40.96
                                          2002        681   0.576 - 0.581        395         0.18    1.40 - 1.80   (19.47) - (12.89)
                                          2001      1,163   0.663 - 0.667        775            -    1.40 - 1.80    (11.11) - 21.21
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      2,686   1.087 - 2.347      5,752         1.79    1.40 - 2.50      (1.10) - 7.20
                                          2004      2,443   1.694 - 2.221      5,224         2.14    1.40 - 2.20      28.53 - 29.58
                                          2003      2,512   1.318 - 1.714      4,164         1.93    1.40 - 2.20      28.07 - 36.30
                                          2002      2,364   1.285 - 1.297      3,060         1.59    1.40 - 1.80        2.64 - 3.10
                                          2001        707   1.252 - 1.258        889         1.33    1.40 - 1.80     (2.34) - 10.37
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005      1,662   0.895 - 1.222      1,564         0.02    1.40 - 2.20        2.11 - 2.93
                                          2004      2,012   0.873 - 1.192      1,830         1.59    1.40 - 2.20        2.78 - 3.62
                                          2003      2,332   0.846 - 1.156      2,023         1.54    1.40 - 2.20      15.72 - 21.75
                                          2002      1,853   0.711 - 0.717      1,326         1.64    1.40 - 1.80  (18.18) - (17.87)
                                          2001      1,094   0.869 - 0.873        954         1.23    1.40 - 1.80   (10.77) - (3.34)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005      4,313   1.110 - 1.435      4,973            -    1.40 - 2.20        3.50 - 4.33
                                          2004      4,965   1.068 - 1.381      5,514         0.19    1.40 - 2.20        8.90 - 9.81
                                          2003      6,065   0.977 - 1.263      6,095         0.03    1.40 - 2.20      21.39 - 37.11
                                          2002      5,190   0.755 - 0.762      3,946         0.04    1.40 - 1.80  (20.53) - (20.21)
                                          2001      4,381   0.950 - 0.955      4,180         0.49    1.40 - 1.80      (7.57) - 1.06
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005        480   1.206 - 1.315        623         3.56    1.40 - 2.40       1.49 - 11.00
                                          2004        162   1.201 - 1.210        196         5.22    1.40 - 2.05       7.80 - 11.41
  Mercury Value Opportunities V.I. Fund                                                                                     - 13.78
    - Class III                           2005        940   1.204 - 1.312      1,216         0.93    1.40 - 2.40              (1.87)
                                          2004        368   1.199 - 1.208        443            -    1.40 - 2.10       5.06 - 13.11
                                          2003         33   1.067 - 1.068         35         0.13    1.40 - 1.60       1.62 -  1.71
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -
    Class II Shares                       2005      1,900   1.046 - 1.052      1,995         0.02    1.40 - 2.35      (3.14) - 2.33
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005     10,845   0.853 - 1.472     10,133            -    1.40 - 2.40       2.31 - 14.55
                                          2004     11,931   0.829 - 1.430     10,642            -    1.40 - 2.40       4.48 - 13.62
                                          2003     12,653   0.757 - 1.306      9,985            -    1.40 - 2.40     (0.83) - 42.11
                                          2002     12,521   0.562 - 0.567      7,074         0.25    1.40 - 1.80  (29.93) - (29.74)
                                          2001     13,776   0.802 - 0.807     11,082         0.38    1.40 - 1.80   (16.61) - (2.78)

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      8,024   1.083 - 1.468     10,445         0.90    1.40 - 2.40       7.99 - 10.31
                                          2004      6,210   1.146 - 1.352      7,480         0.75    1.40 - 2.40       9.67 - 11.03
                                          2003      4,170   1.036 - 1.222      4,528         1.01    1.40 - 2.40       1.36 - 29.06
                                          2002      1,236   0.842 - 0.845      1,043         0.25    1.40 - 1.80   (15.42) - (2.55)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      3,303   1.211 - 2.238      6,949         1.29    1.40 - 2.40       7.89 - 25.66
                                          2004      1,831   1.536 - 1.781      3,084         1.83    1.40 - 2.40      14.80 - 23.00
                                          2003        616   1.263 - 1.448        887         0.08    1.40 - 2.20       5.65 - 40.88
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005     19,192   1.075 - 1.618     23,726         1.15    1.40 - 2.40       3.23 - 11.51
                                          2004     16,124   1.063 - 1.495     17,993         1.05    1.40 - 2.40      10.18 - 16.85
                                          2003     14,316   0.913 - 1.284     13,437         1.73    1.40 - 2.40       3.61 - 51.06
                                          2002     13,620   0.703 - 0.710      9,638         2.05    1.40 - 1.80  (20.02) - (19.68)
                                          2001     14,039   0.879 - 0.884     12,388         2.82    1.40 - 1.80  (17.28) - (14.35)
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005      3,432   1.191 - 1.544      4,497         1.11    1.40 - 2.40        1.75 - 8.55
                                          2004      1,549   1.168 - 1.444      1,905         1.05    1.40 - 2.25      10.83 - 15.26
                                          2003        981   1.025 - 1.267      1,046         1.62    1.40 - 2.20      19.85 - 37.80
                                          2002        227   0.790 - 0.792        179         0.26    1.40 - 1.80  (19.39) - (16.01)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005     24,355   1.016 - 1.308     26,761         0.84    1.40 - 2.40        1.58 - 7.29
                                          2004     25,168   1.022 - 1.277     26,698         1.14    1.40 - 2.40        3.48 - 7.22
                                          2003     24,486   0.956 - 1.195     24,001         0.71    1.40 - 2.25       5.25 - 30.24
                                          2002     20,869   0.782 - 0.789     16,405         1.67    1.40 - 1.80  (18.96) - (18.74)
                                          2001     14,333   0.965 - 0.971     13,872         1.14    1.40 - 1.80    (5.57) - (4.25)

  Diversified Strategic Income
    Portfolio                             2005     13,581   1.075 - 1.249     16,621         5.25    1.40 - 2.40        0.18 - 1.42
                                          2004     15,046   1.100 - 1.235     18,290         4.81    1.40 - 2.40        3.67 - 5.26
                                          2003     15,907   1.057 - 1.174     18,523         6.38    1.40 - 2.20       0.76 - 10.23
                                          2002     13,854   1.055 - 1.065     14,703         9.59    1.40 - 1.80        3.03 - 3.40
                                          2001     13,583   1.024 - 1.030     13,958         9.06    1.40 - 1.80      (2.01) - 1.68

  Equity Index Portfolio - Class I
    Shares                                2005    802,906   0.809 - 1.381    875,448         1.49    1.40 - 3.60        0.77 - 3.08
                                          2004    827,617   0.796 - 1.368    888,905         1.66    1.40 - 3.60        6.60 - 8.99
                                          2003    790,182   0.740 - 1.282    784,654         1.44    1.40 - 3.60      23.60 - 28.20
                                          2002    681,113   0.594 - 0.942    516,234         2.38    1.40 - 3.60  (24.90) - (23.29)
                                          2001    563,953   0.784 - 1.228    576,285         0.93    1.40 - 3.60   (15.26) - (9.30)

  Equity Index Portfolio - Class II
    Shares                                2005     26,715   0.866 - 1.345     24,421         1.18    1.40 - 2.40        1.81 - 5.00
                                          2004     30,095   0.846 - 1.314     26,509         1.36    1.40 - 2.40        5.72 - 8.71
                                          2003     31,647   0.781 - 1.213     25,480         1.05    1.40 - 2.40       0.27 - 32.28
                                          2002     29,147   0.623 - 0.629     18,285         1.85    1.40 - 1.80  (23.75) - (23.48)
                                          2001     25,303   0.817 - 0.822     20,754         0.72    1.40 - 1.80   (13.80) - (7.68)

  Fundamental Value Portfolio             2005     33,539   1.042 - 1.439     45,112         0.90    1.40 - 2.40        1.76 - 6.47
                                          2004     37,666   1.233 - 1.398     49,206         0.66    1.40 - 2.40        0.90 - 7.09
                                          2003     37,720   1.168 - 1.315     46,332         0.64    1.40 - 2.25       1.83 - 45.30
                                          2002     36,320   0.894 - 0.903     32,630         1.14    1.40 - 1.80  (22.73) - (22.36)
                                          2001     25,758   1.157 - 1.163     29,873         0.77    1.40 - 1.80    (6.84) - (2.60)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005      1,044   1.211 - 1.511      1,344            -    1.40 - 2.00        7.75 - 8.35
                                          2004        924   1.120 - 1.400      1,124            -    1.40 - 2.00        6.90 - 7.55
                                          2003        828   1.043 - 1.306        952            -    1.40 - 2.00       9.86 - 38.13
                                          2002         91   0.757 - 0.758         69            -    1.40 - 1.60      (4.41) - 2.30
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005        628   1.105 - 1.340        752         0.35    1.40 - 2.20        1.38 - 2.19
                                          2004        707   1.086 - 1.316        834         0.86    1.40 - 2.20        6.09 - 6.91
                                          2003        756   1.020 - 1.237        811         0.46    1.40 - 2.20      10.70 - 32.69
                                          2002         46   0.798 - 0.800         37         0.13    1.40 - 1.80    (3.15) - (0.13)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005      4,377   1.044 - 1.249      4,689         2.01    1.40 - 2.20        5.29 - 6.18
                                          2004      5,334   0.988 - 1.181      5,388         2.05    1.40 - 2.20        5.97 - 6.70
                                          2003      6,838   0.929 - 1.111      6,503         1.84    1.40 - 2.20       5.93 - 12.16
                                          2002      6,659   0.831 - 0.839      5,577         2.00    1.40 - 1.80    (8.38) - (7.90)
                                          2001      6,485   0.907 - 0.911      5,907         1.91    1.40 - 1.80    (6.49) - (2.26)
  Global Life Sciences Portfolio -
    Service Shares                        2005      1,622   0.984 - 1.516      1,661            -    1.40 - 2.20       9.90 - 10.69
                                          2004      2,002   0.892 - 1.374      1,850            -    1.40 - 2.20      11.72 - 12.67
                                          2003      2,232   0.795 - 1.225      1,822            -    1.40 - 2.20      10.76 - 27.00
                                          2002      2,449   0.641 - 0.647      1,581            -    1.40 - 1.80  (30.85) - (30.50)
                                          2001      2,725   0.927 - 0.931      2,534            -    1.40 - 1.80     (18.09) - 4.49

  Global Technology Portfolio -
    Service Shares                        2005      2,656   0.373 - 1.470      1,018            -    1.40 - 1.80       9.54 - 10.12
                                          2004      3,327   0.340 - 1.342      1,176            -    1.40 - 1.80    (1.45) - (0.86)
                                          2003      4,109   0.345 - 1.359      1,454            -    1.40 - 1.80      43.35 - 44.58
                                          2002      4,875   0.240 - 0.242      1,177            -    1.40 - 1.80  (42.03) - (41.69)
                                          2001      5,315   0.413 - 0.415      2,204         0.68    1.40 - 1.80    (38.30) - 11.29

  Mid Cap Growth Portfolio -
    Service Shares                        2005     12,037   0.486 - 1.694      6,585            -    1.40 - 2.40       5.50 - 10.47
                                          2004     13,113   0.442 - 1.540      6,267            -    1.40 - 2.40      14.81 - 18.78
                                          2003     14,579   0.373 - 1.301      5,712            -    1.40 - 2.20       1.73 - 36.80
                                          2002     16,046   0.282 - 0.284      4,550            -    1.40 - 1.80  (29.43) - (29.18)
                                          2001     22,206   0.399 - 0.401      8,895            -    1.40 - 1.80  (40.56) - (10.49)

  Worldwide Growth Portfolio -
    Service Shares                        2005      4,617   0.572 - 1.267      2,716         1.17    1.40 - 2.20        3.30 - 4.10
                                          2004      5,941   0.551 - 1.222      3,358         0.88    1.40 - 2.20        2.28 - 3.13
                                          2003      6,874   0.537 - 1.190      3,765         0.83    1.40 - 2.20      19.96 - 24.47
                                          2002      7,831   0.442 - 0.446      3,489         0.55    1.40 - 1.80  (27.06) - (26.77)
                                          2001     10,024   0.606 - 0.609      6,097         0.27    1.40 - 1.80  (23.84) - (11.24)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005      2,635   1.145 - 1.552      3,932            -    1.40 - 2.40      (1.29) - 3.99
                                          2004      1,963   1.314 - 1.513      2,894            -    1.40 - 2.40       0.38 - 13.25
                                          2003        835   1.173 - 1.336      1,096            -    1.40 - 2.20       5.58 - 28.09
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      5,440   1.027 - 1.408      7,265         1.13    1.40 - 2.40      (0.98) - 7.54
                                          2004      3,429   1.253 - 1.382      4,595         1.25    1.40 - 2.40       7.28 - 11.09
                                          2003      1,289   1.141 - 1.244      1,588         1.19    1.40 - 2.20       2.24 - 22.07

  Mid-Cap Value Portfolio                 2005      7,589   1.076 - 1.644     11,900         0.51    1.40 - 2.50       4.53 - 13.03
                                          2004      5,149   1.398 - 1.541      7,715         0.45    1.40 - 2.40       0.86 - 22.30
                                          2003      1,811   1.155 - 1.260      2,264         1.07    1.40 - 2.25       0.26 - 23.99
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         89   1.112 - 1.120         99         0.81    1.40 - 1.80        3.83 - 4.48
                                          2004         14           1.071         15            -           1.80               3.38

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -
    Administrative Class                  2005      6,401   0.993 - 1.133      7,180         2.82    1.40 - 2.50      (0.70) - 0.71
                                          2004      5,123   1.110 - 1.125      5,741         1.05    1.40 - 2.40      (0.18) - 7.35
                                          2003      1,642   1.042 - 1.048      1,718         0.48    1.40 - 2.25      (0.19) - 4.81

  Total Return Portfolio -
    Administrative Class                  2005     43,917   1.001 - 1.226     51,745         3.41    1.40 - 2.40        0.00 - 1.36
                                          2004     44,262   1.048 - 1.213     52,072         1.88    1.40 - 2.40        0.77 - 3.41
                                          2003     46,045   1.024 - 1.173     53,044         2.86    1.40 - 2.25        0.10 - 3.62
                                          2002     43,074   1.125 - 1.132     48,652         4.04    1.40 - 1.80        7.14 - 7.50
                                          2001      8,945   1.050 - 1.053      9,410         2.64    1.40 - 1.80        2.54 - 5.11
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        408   0.802 - 1.383        335            -    1.40 - 2.20        4.92 - 5.69
                                          2004        427   0.761 - 1.313        332            -    1.40 - 2.20        5.25 - 6.18
                                          2003        481   0.721 - 1.242        355            -    1.40 - 2.20       3.60 - 41.46
                                          2002        456   0.556 - 0.560        255            -    1.40 - 1.80  (30.85) - (30.52)
                                          2001        243   0.804 - 0.806        196            -    1.40 - 1.80  (22.22) - (17.59)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005      3,917   1.098 - 1.579      4,547         1.48    1.40 - 2.20       9.78 - 10.58
                                          2004      4,207   0.996 - 1.433      4,403         1.61    1.40 - 2.20      13.68 - 14.63
                                          2003      5,465   0.873 - 1.255      4,950         0.79    1.40 - 2.20       4.41 - 36.91
                                          2002      5,325   0.691 - 0.696      3,700         0.34    1.40 - 1.80  (19.18) - (18.79)
                                          2001      1,089   0.855 - 0.857        932            -    1.40 - 1.80   (12.83) - (7.37)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      7,054   1.056 - 1.871     11,997         0.18    1.40 - 2.40       0.68 - 13.21
                                          2004      6,803   1.521 - 1.780     11,022         0.35    1.40 - 2.40      11.65 - 24.40
                                          2003      6,680   1.235 - 1.436      8,691         0.32    1.40 - 2.25       0.00 - 56.94
                                          2002      6,061   0.871 - 0.877      5,307         0.14    1.40 - 1.80  (19.80) - (19.39)
                                          2001      2,041   1.086 - 1.088      2,219            -    1.40 - 1.80       3.43 - 15.27
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005     18,894   1.255 - 1.425     25,192         0.84    1.40 - 2.40        1.54 - 2.60
                                          2004     21,027   1.236 - 1.395     27,387         0.52    1.40 - 2.40        0.98 - 6.86
                                          2003     22,824   1.170 - 1.311     27,887         0.26    1.40 - 2.20       0.34 - 46.15
                                          2002     23,450   0.885 - 0.894     20,874         0.45    1.40 - 1.80  (26.43) - (26.05)
                                          2001     17,892   1.203 - 1.209     21,584         1.03    1.40 - 1.80      (3.91) - 0.42

  Investors Fund - Class I                2005     11,202   1.049 - 1.413     13,841         1.17    1.40 - 2.35        4.12 - 6.93
                                          2004     12,331   1.153 - 1.351     14,502         1.39    1.40 - 2.25        2.76 - 8.91
                                          2003     14,232   1.064 - 1.246     15,341         1.47    1.40 - 2.05       3.89 - 37.38
                                          2002     13,930   0.818 - 0.826     11,476         1.19    1.40 - 1.80  (24.47) - (24.15)
                                          2001     12,492   1.083 - 1.089     13,576         1.07    1.40 - 1.80    (7.28) - (3.81)

  Large Cap Growth Fund - Class I         2005        793   1.156 - 1.392        949         0.02    1.40 - 2.00        3.13 - 3.81
                                          2004        625   1.118 - 1.346        726         0.16    1.40 - 2.00    (1.47) - (0.88)
                                          2003        580   1.133 - 1.364        665         0.04    1.40 - 2.00      26.25 - 42.50
                                          2002         76   0.799 - 0.800         61            -    1.40 - 1.60      (3.15) - 0.13

  Small Cap Growth Fund - Class I         2005      5,485   1.388 - 1.652      7,815            -    1.40 - 2.40        2.38 - 3.50
                                          2004      5,666   1.347 - 1.604      7,813            -    1.40 - 2.40       5.84 - 13.49
                                          2003      5,986   1.191 - 1.418      7,249            -    1.40 - 2.40       2.15 - 60.05
                                          2002      5,027   0.815 - 0.823      4,119            -    1.40 - 1.80  (35.83) - (35.60)
                                          2001      4,475   1.270 - 1.278      5,704            -    1.40 - 1.80      (8.75) - 1.35

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SCUDDER INVESTMENTS VIT FUNDS
  Small Cap Index Fund - Class A Shares   2005      4,825   1.368 - 1.391      6,646         0.64    1.40 - 1.60        2.63 - 2.81
                                          2004      5,508   1.333 - 1.353      7,385         0.43    1.40 - 1.60      15.81 - 16.14
                                          2003      5,770   1.151 - 1.165      6,673         0.94    1.40 - 1.60      44.24 - 44.36
                                          2002      6,300   0.798 - 0.807      5,054         0.64    1.40 - 1.60  (21.92) - (21.65)
                                          2001      6,994   1.022 - 1.030      7,167         0.59    1.40 - 1.60        0.49 - 0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005      1,621   0.782 - 1.163      1,441         2.10    1.40 - 2.40      (2.52) - 0.82
                                          2004      1,247   0.798 - 1.186      1,128         1.10    1.40 - 2.40      (0.98) - 8.43
                                          2003      1,033   0.786 - 1.168        875         0.63    1.40 - 2.25       3.19 - 28.92
                                          2002        791   0.648 - 0.652        513         0.75    1.40 - 1.80  (27.27) - (27.07)
                                          2001        292   0.891 - 0.894        261            -    1.40 - 1.80   (11.61) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005      1,615   0.893 - 1.336      1,574         0.12    1.40 - 2.20        4.22 - 6.34
                                          2004      1,776   0.855 - 1.279      1,615            -    1.40 - 2.05      (1.85) - 9.83
                                          2003      1,830   0.846 - 1.266      1,597            -    1.40 - 2.00      15.13 - 33.12
                                          2002      2,068   0.641 - 0.646      1,332         0.06    1.40 - 1.80  (28.14) - (27.74)
                                          2001        961   0.892 - 0.894        858            -    1.40 - 1.80   (11.67) - (8.87)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005     26,340   1.046 - 1.502     34,871         0.37    1.40 - 2.50       (1.29)- 8.18
                                          2004     25,718   1.174 - 1.447     33,676         0.37    1.40 - 2.40        3.30 - 5.16
                                          2003     15,221   1.127 - 1.376     19,820         0.11    1.40 - 2.40       2.08 - 34.70
                                          2002        755   1.060 - 1.061        801            -    1.40 - 1.80      (0.56) - 0.95
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005     22,405   1.032 - 1.329     27,404         1.24    1.40 - 2.40        0.96 - 4.24
                                          2004     20,182   1.115 - 1.293     24,276         0.98    1.40 - 2.40        0.90 - 3.52
                                          2003     11,039   1.088 - 1.249     13,312         0.57    1.40 - 2.40       3.52 - 23.08
                                          2002        664   1.037 - 1.038        689            -    1.40 - 1.80      (2.08) - 0.48
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005      6,570   1.056 - 1.592      9,049         0.84    1.40 - 2.50        4.00 - 8.98
                                          2004      4,207   1.226 - 1.515      5,718         0.59    1.40 - 2.40        4.03 - 9.24
                                          2003      1,708   1.139 - 1.394      2,261         0.26    1.40 - 2.40       1.61 - 39.46
                                          2002        281   1.073 - 1.074        302            -    1.40 - 1.80      (0.74) - 0.66
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005      2,948   1.048 - 1.462      3,882         0.67    1.40 - 2.25        1.20 - 3.35
                                          2004      2,708   1.171 - 1.432      3,556         0.89    1.40 - 2.25      (0.68) - 8.28
                                          2003      1,724   1.122 - 1.360      2,235         0.76    1.40 - 2.25       2.19 - 33.99
                                          2002         13           1.069         14            -    1.40 - 1.60    (4.55) - (2.02)
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      1,929   0.914 - 1.372      1,983         0.23    1.40 - 2.25        6.34 - 7.13
                                          2004      1,792   0.856 - 1.285      1,687         0.15    1.40 - 2.25       3.30 - 11.48
                                          2003      1,733   0.818 - 1.228      1,477            -    1.40 - 2.20       3.36 - 37.14
                                          2002      1,207   0.644 - 0.649        782            -    1.40 - 1.80  (25.29) - (24.88)
                                          2001      1,825   0.862 - 0.864      1,574            -    1.40 - 1.80  (11.68) - (10.93)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005      2,916   1.166 - 1.271      3,471         2.32    1.40 - 2.20    (1.80) - (1.08)
                                          2004      3,787   1.183 - 1.289      4,557         2.01    1.40 - 2.20        3.90 - 4.79
                                          2003      4,513   1.133 - 1.235      5,183         3.34    1.40 - 2.20       6.77 - 24.51
                                          2002      4,009   0.914 - 0.922      3,690         6.79    1.40 - 1.80    (8.60) - (8.26)
                                          2001      4,803   1.000 - 1.005      4,820         2.00    1.40 - 1.80    (3.74) - (2.24)

  Disciplined Mid Cap Stock Portfolio     2005      2,136   1.377 - 1.621      3,033            -    1.40 - 2.00      10.19 - 10.88
                                          2004      2,216   1.247 - 1.468      2,844         0.29    1.40 - 2.00      14.13 - 14.86
                                          2003      2,205   1.090 - 1.284      2,442         0.30    1.40 - 2.00      28.74 - 35.16
                                          2002      2,228   0.830 - 0.837      1,862         0.55    1.40 - 1.80  (15.82) - (15.54)
                                          2001      1,978   0.986 - 0.991      1,958         0.32    1.40 - 1.80    (5.92) - (1.88)

  Equity Income Portfolio                 2005     19,696   1.031 - 1.367     25,128            -    1.40 - 2.40        2.06 - 6.42
                                          2004     20,679   1.213 - 1.333     25,668         1.35    1.40 - 2.40        7.25 - 8.30
                                          2003     20,135   1.129 - 1.235     23,093         0.99    1.40 - 2.40       0.27 - 41.28
                                          2002     17,683   0.876 - 0.885     15,607         1.10    1.40 - 1.80  (15.53) - (15.15)
                                          2001     16,858   1.037 - 1.043     17,549         1.28    1.40 - 1.80    (8.14) - (2.71)

  Federated High Yield Portfolio          2005      1,960   1.251 - 1.317      2,501            -    1.40 - 2.20        0.39 - 1.19
                                          2004      2,441   1.242 - 1.308      3,083         7.16    1.40 - 2.20        7.99 - 8.79
                                          2003      2,696   1.146 - 1.206      3,128         8.45    1.40 - 2.20       6.38 - 20.69
                                          2002      2,856   0.953 - 0.962      2,740        22.14    1.40 - 1.80        1.82 - 2.34
                                          2001      1,484   0.936 - 0.940      1,394        14.75    1.40 - 1.80      (3.90) - 0.53

  Federated Stock Portfolio               2005        861   1.164 - 1.376      1,024            -    1.40 - 2.00        3.25 - 3.84
                                          2004        985   1.125 - 1.331      1,130         1.45    1.40 - 2.00        8.34 - 9.05
                                          2003      1,320   1.036 - 1.225      1,389         1.68    1.40 - 2.00      25.27 - 31.16
                                          2002        926   0.827 - 0.834        771         2.83    1.40 - 1.80  (20.79) - (20.50)
                                          2001        834   1.044 - 1.049        875         1.50    1.40 - 1.80      (5.09) - 7.06

  Large Cap Portfolio                     2005     10,837   0.798 - 1.322      8,933            -    1.40 - 2.40        6.08 - 7.30
                                          2004     12,722   0.747 - 1.238      9,779         0.79    1.40 - 2.40        2.98 - 5.11
                                          2003     13,840   0.714 - 1.184     10,100         0.41    1.40 - 2.40       2.09 - 32.59
                                          2002     13,022   0.583 - 0.589      7,648         0.47    1.40 - 1.80  (24.19) - (23.90)
                                          2001     14,596   0.769 - 0.774     11,273         0.53    1.40 - 1.80   (18.59) - (7.87)
  Managed Allocation Series:
    Aggressive Portfolio                  2005         99   1.072 - 1.077        107            -    1.65 - 2.50        2.09 - 6.45
  Managed Allocation Series:
    Conservative Portfolio                2005        808   1.027 - 1.032        832         0.84    1.40 - 2.15        0.49 - 3.20

  Managed Allocation Series: Moderate
    Portfolio                             2005      1,282   1.043 - 1.047      1,340         1.32    1.40 - 2.15        1.86 - 4.71
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005      2,145   1.060 - 1.066      2,281         1.24    1.40 - 2.35        1.53 - 6.21
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005      1,085   1.034 - 1.037      1,125         1.06    1.60 - 2.15        0.39 - 3.08

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Mercury Large Cap Core Portfolio        2005      8,221   0.881 - 1.451      7,504            -    1.40 - 2.20       3.26 - 10.43
                                          2004      8,871   0.800 - 1.318      7,307         0.54    1.40 - 2.20      10.13 - 14.54
                                          2003      9,898   0.703 - 1.158      7,115         0.68    1.40 - 2.20       6.76 - 19.43
                                          2002     10,686   0.591 - 0.597      6,349         0.57    1.40 - 1.80  (26.40) - (26.11)
                                          2001     11,522   0.803 - 0.808      9,286         0.04    1.40 - 1.80  (23.70) - (12.00)

  MFS Mid Cap Growth Portfolio            2005     18,843   0.563 - 1.487     11,328            -    1.40 - 2.40       1.03 - 12.09
                                          2004      4,552   0.556 - 1.469      2,719            -    1.40 - 2.00      11.85 - 12.52
                                          2003      5,455   0.496 - 1.311      2,867            -    1.40 - 2.00      32.25 - 35.29
                                          2002      5,589   0.369 - 0.372      2,075            -    1.40 - 1.80  (49.73) - (49.53)
                                          2001      5,334   0.734 - 0.737      3,928            -    1.40 - 1.80   (24.85) - (9.05)

  MFS Total Return Portfolio              2005     58,535   1.011 - 1.362     77,641         2.11    1.40 - 2.50      (0.72) - 3.69
                                          2004     60,986   1.172 - 1.342     80,430         2.82    1.40 - 2.40        6.52 - 9.91
                                          2003     57,705   1.077 - 1.221     69,732         2.54    1.40 - 2.40       0.19 - 20.09
                                          2002     48,479   1.052 - 1.062     51,310         6.58    1.40 - 1.80    (6.98) - (6.60)
                                          2001     36,037   1.131 - 1.137     40,887         2.89    1.40 - 1.80    (2.08) - (1.39)

  MFS Value Portfolio                     2005      2,393   1.159 - 1.178      2,806         1.41    1.40 - 2.40        0.70 - 4.99
                                          2004        727   1.117 - 1.122        814         2.63    1.40 - 2.05       9.79 - 12.49

  Mondrian International Stock Portfolio  2005      6,045   0.902 - 1.547      6,404         0.06    1.40 - 2.40        6.88 - 8.51
                                          2004      5,701   0.838 - 1.438      5,488         2.14    1.40 - 2.40       9.82 - 14.19
                                          2003      2,651   0.737 - 1.265      2,111         2.59    1.40 - 2.20       2.29 - 33.40
                                          2002      1,756   0.584 - 0.589      1,032         1.76    1.40 - 1.80  (14.49) - (14.14)
                                          2001      1,497   0.683 - 0.686      1,026         0.19    1.40 - 1.80  (27.39) - (20.26)

  Pioneer Fund Portfolio                  2005        485   1.132 - 1.394        646            -    1.40 - 2.35        1.71 - 4.50
                                          2004        370   1.224 - 1.334        478         1.55    1.40 - 2.25       5.92 - 11.02
                                          2003        138   1.129 - 1.217        167         2.03    1.40 - 2.20       0.09 - 18.94

  Pioneer Mid Cap Value Portfolio         2005         99   1.059 - 1.063        105         0.38    1.40 - 2.15      (0.94) - 6.30

  Pioneer Strategic Income Portfolio      2005      4,072   1.009 - 1.404      5,370         5.44    1.40 - 2.40        0.63 - 2.50
                                          2004      1,609   1.167 - 1.373      2,117         9.56    1.40 - 2.40       0.43 - 11.85
                                          2003        978   1.239 - 1.255      1,226         8.67    1.40 - 1.80      17.44 - 17.84
                                          2002      1,110   1.055 - 1.065      1,181        20.67    1.40 - 1.80        3.94 - 4.41
                                          2001      1,316   1.015 - 1.020      1,341         9.69    1.40 - 1.80        0.89 - 2.82

  Strategic Equity Portfolio              2005     23,370   0.725 - 1.369     17,669         0.58    1.40 - 2.25      (0.15) - 4.44
                                          2004     27,286   0.724 - 1.366     20,373         1.38    1.40 - 2.20       5.88 - 11.34
                                          2003     30,309   0.668 - 1.262     20,690            -    1.40 - 2.20       6.07 - 33.97
                                          2002     31,794   0.513 - 0.519     16,433         0.55    1.40 - 1.80  (34.82) - (34.47)
                                          2001     39,843   0.787 - 0.792     31,474         0.20    1.40 - 1.80  (14.81) - (13.94)

  Style Focus Series: Small Cap Growth
    Portfolio                             2005         19   1.130 - 1.137         22            -    1.40 - 2.40      (0.61) - 9.69

  Style Focus Series: Small Cap Value
    Portfolio                             2005         41   1.103 - 1.110         46         0.51    1.40 - 2.40     (0.63) - 11.87

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Travelers Managed Income Portfolio      2005     17,541   1.021 - 1.220     20,552         3.51    1.40 - 2.40      (1.54) - 0.00
                                          2004     18,061   1.032 - 1.220     21,423         4.56    1.40 - 2.40        0.39 - 2.27
                                          2003     18,777   1.028 - 1.203     22,277         4.33    1.40 - 2.40      (0.10) - 6.93
                                          2002     16,233   1.114 - 1.125     18,202        12.18    1.40 - 1.80        0.36 - 0.81
                                          2001     12,090   1.110 - 1.116     13,466         4.10    1.40 - 1.80        1.00 - 5.18

  Travelers Quality Bond Portfolio        2005      4,761   1.073 - 1.245      5,846            -    1.40 - 2.00      (0.56) - 0.16
                                          2004      5,881   1.072 - 1.243      7,227         4.42    1.40 - 2.20        1.04 - 1.89
                                          2003      7,405   1.061 - 1.220      8,977         4.28    1.40 - 2.20        2.21 - 5.54
                                          2002      8,354   1.146 - 1.156      9,644         8.16    1.40 - 1.80        3.90 - 4.33
                                          2001      6,981   1.103 - 1.108      7,728         3.19    1.40 - 1.80        1.38 - 5.62

  U.S. Government Securities Portfolio    2005         44   1.076 - 1.083         47            -    1.40 - 1.80        0.00 - 2.96

  Van Kampen Enterprise Portfolio         2005      5,416   0.692 - 1.288      3,854         0.10    1.40 - 2.25        5.41 - 6.32
                                          2004      6,298   0.653 - 1.216      4,194         0.53    1.40 - 2.25       1.51 - 10.51
                                          2003      7,053   0.641 - 1.192      4,587         0.15    1.40 - 2.25       2.73 - 23.85
                                          2002      7,590   0.519 - 0.524      3,965         0.72    1.40 - 1.80  (30.61) - (30.41)
                                          2001      8,537   0.748 - 0.753      6,411            -    1.40 - 1.80   (22.54) - (6.35)
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005      3,871   0.983 - 1.006      3,862         3.28    1.40 - 2.40      (0.10) - 0.90
                                          2004      3,037   0.984 - 0.997      3,010         2.24    1.40 - 2.40     (1.20) - (0.20)
                                          2003        192   0.996 - 0.999        191         0.85    1.40 - 2.40      (0.30) - 0.00

  Smith Barney Aggressive Growth
    Portfolio                             2005     54,850   1.111 - 1.488     74,919            -    1.40 - 2.40       4.42 - 18.92
                                          2004     59,849   1.218 - 1.357     74,443            -    1.40 - 2.40        1.42 - 8.43
                                          2003     59,945   1.135 - 1.256     68,824            -    1.40 - 2.25       5.58 - 37.35
                                          2002     56,265   0.859 - 0.867     48,577            -    1.40 - 1.80  (33.82) - (33.61)
                                          2001     57,985   1.298 - 1.306     75,490            -    1.40 - 1.80    (5.59) - (1.21)

  Smith Barney High Income Portfolio      2005     17,665   1.000 - 1.379     20,957         7.64    1.40 - 2.40      (0.91) - 2.06
                                          2004     19,445   1.121 - 1.369     22,743         8.71    1.40 - 2.40        7.44 - 9.51
                                          2003     18,911   1.033 - 1.262     20,255         9.13    1.40 - 2.25       0.27 - 25.81
                                          2002     12,664   0.825 - 0.833     10,515        25.94    1.40 - 1.80    (4.95) - (4.58)
                                          2001     11,100   0.868 - 0.873      9,673        12.15    1.40 - 1.80   (12.68) - (5.11)
  Smith Barney International All Cap
    Growth Portfolio                      2005      7,392   0.724 - 1.568      5,465         1.32    1.40 - 2.20       9.32 - 10.13
                                          2004      8,715   0.659 - 1.429      5,867         0.86    1.40 - 2.20      15.60 - 18.88
                                          2003     11,293   0.570 - 1.234      6,532         1.10    1.40 - 2.00      20.33 - 32.97
                                          2002     11,632   0.455 - 0.459      5,327         0.79    1.40 - 1.80  (26.97) - (26.76)
                                          2001     14,711   0.623 - 0.627      9,205            -    1.40 - 1.80  (32.32) - (15.97)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Cap Value Portfolio  2005     16,048   1.046 - 1.372     17,016         1.52    1.40 - 2.20        4.20 - 5.01
                                          2004     19,248   1.000 - 1.314     19,458         1.85    1.40 - 2.20        8.18 - 9.11
                                          2003     21,186   0.920 - 1.212     19,661         1.73    1.40 - 2.20      19.57 - 26.51
                                          2002     23,053   0.734 - 0.742     17,022         3.83    1.40 - 1.80  (26.75) - (26.39)
                                          2001     23,516   1.002 - 1.008     23,648         1.47    1.40 - 1.80    (9.63) - (7.95)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005     39,492   0.936 - 1.397     38,465         0.13    1.40 - 2.40       0.20 - 11.99
                                          2004     43,792   0.905 - 1.352     40,897         0.35    1.40 - 2.40    (5.19) - (0.35)
                                          2003     46,327   0.918 - 1.371     43,289         0.02    1.40 - 2.25       3.17 - 47.74
                                          2002     45,057   0.634 - 0.640     28,730         0.34    1.40 - 1.80  (26.11) - (25.84)
                                          2001     47,413   0.858 - 0.863     40,802            -    1.40 - 1.80   (13.93) - (6.31)

  Smith Barney Mid Cap Core Portfolio     2005     13,957   1.072 - 1.436     19,690         0.60    1.40 - 2.40       2.58 - 12.72
                                          2004     15,651   1.247 - 1.350     20,750            -    1.40 - 2.40      (0.08) - 8.88
                                          2003     16,569   1.158 - 1.245     20,229            -    1.40 - 2.25       0.96 - 36.18
                                          2002     17,313   0.950 - 0.959     16,544         0.09    1.40 - 1.80  (20.57) - (20.28)
                                          2001     16,511   1.196 - 1.203     19,806            -    1.40 - 1.80   (11.39) - (0.74)

  Smith Barney Money Market Portfolio     2005     25,021   0.977 - 1.075     26,434         2.76    1.40 - 2.40        0.31 - 1.42
                                          2004     28,307   0.971 - 1.060     29,632         0.87    1.40 - 2.40    (1.51) - (0.56)
                                          2003     32,260   0.984 - 1.066     34,143         0.67    1.40 - 2.40    (1.40) - (0.10)
                                          2002     55,425   1.063 - 1.074     59,288         1.26    1.40 - 1.80    (0.56) - (0.09)
                                          2001     59,728   1.069 - 1.075     64,113         3.29    1.40 - 1.80        1.03 - 2.19
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005      3,716   1.092 - 1.476      4,344         0.96    1.40 - 2.20        1.82 - 2.68
                                          2004      3,828   1.068 - 1.444      4,340         0.78    1.40 - 2.20      14.84 - 15.81
                                          2003      4,051   0.926 - 1.252      3,934         0.62    1.40 - 2.20      25.58 - 31.61
                                          2002      2,582   0.721 - 0.726      1,869         0.41    1.40 - 1.80   (20.86) - (9.85)
                                          2001      1,025   0.911 - 0.914        936            -    1.40 - 1.80   (10.77) - (7.03)

  Emerging Growth Portfolio - Class I
    Shares                                2005     20,659   0.766 - 1.338     16,241         0.27    1.40 - 2.40       5.41 - 13.65
                                          2004     24,100   0.722 - 1.262     17,717            -    1.40 - 2.40       1.56 - 10.17
                                          2003     29,344   0.687 - 1.200     20,412            -    1.40 - 2.40       2.58 - 27.12
                                          2002     33,251   0.549 - 0.555     18,375         0.37    1.40 - 1.80  (33.78) - (33.45)
                                          2001     37,956   0.829 - 0.834     31,551         0.11    1.40 - 1.80  (32.58) - (19.14)

  Enterprise Portfolio - Class II Shares  2005        521   0.835 - 1.288        467         0.51    1.40 - 2.20        5.56 - 6.38
                                          2004        616   0.788 - 1.216        518         0.14    1.40 - 2.20        1.52 - 2.30
                                          2003        665   0.773 - 1.193        548         0.22    1.40 - 2.20       9.05 - 23.93
                                          2002        453   0.626 - 0.631        285         0.13    1.40 - 1.80  (30.91) - (30.51)
                                          2001         44   0.906 - 0.908         40            -    1.40 - 1.80      (4.83) - 9.69
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005      2,422   1.123 - 1.590      3,105            -    1.40 - 2.40       0.00 - 11.71
                                          2004      2,238   1.090 - 1.543      2,798         0.08    1.40 - 2.40     (0.14) - 17.67
                                          2003      1,932   0.960 - 1.359      1,986            -    1.40 - 2.25       2.07 - 54.61
                                          2002      1,494   0.688 - 0.693      1,033            -    1.40 - 1.80  (27.04) - (26.67)
                                          2001        418   0.943 - 0.945        395            -    1.40 - 1.80    (8.79) - (1.36)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class                                 2005     19,531   1.136 - 1.625     26,567         0.19    1.40 - 2.50       0.16 - 19.20
                                          2004     17,607   1.143 - 1.416     20,698         0.25    1.40 - 2.40      11.87 - 13.69
                                          2003     16,912   1.009 - 1.250     17,398         0.35    1.40 - 2.40       0.00 - 33.65
                                          2002     16,898   0.800 - 0.808     13,602         0.73    1.40 - 1.80  (11.11) - (10.72)
                                          2001     17,201   0.900 - 0.905     15,523         0.70    1.40 - 1.80   (13.78) - (5.84)

  Contrafund(R) Portfolio - Service
    Class 2                               2005      6,806   1.148 - 1.617      8,239         0.12    1.40 - 2.20      14.14 - 15.01
                                          2004      5,749   1.002 - 1.411      6,075         0.21    1.40 - 2.20      12.63 - 13.60
                                          2003      6,028   0.886 - 1.248      5,560         0.29    1.40 - 2.20      26.03 - 32.17
                                          2002      5,617   0.703 - 0.710      3,981         0.68    1.40 - 1.80  (11.24) - (10.80)
                                          2001      4,520   0.792 - 0.796      3,596         0.54    1.40 - 1.80   (13.90) - (2.69)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005        258   1.105 - 1.379        301            -    1.40 - 1.80      18.47 - 19.03
                                          2004        176   0.932 - 1.164        175            -    1.40 - 1.80    (0.53) - (0.11)
                                          2003        157   0.937 - 1.170        150            -    1.40 - 1.80      22.64 - 26.49
                                          2002        112   0.764 - 0.769         86         0.25    1.40 - 1.80    (9.35) - (8.78)
                                          2001         26   0.841 - 0.843         22            -    1.40 - 1.80      (3.33) - 2.69

  Mid Cap Portfolio - Service Class 2     2005      9,578   1.142 - 1.901     16,969            -    1.40 - 2.40     (0.28) - 17.96
                                          2004      8,013   1.456 - 1.640     12,315            -    1.40 - 2.40      18.86 - 22.91
                                          2003      5,541   1.196 - 1.339      6,985         0.16    1.40 - 2.40       2.66 - 46.33
                                          2002      2,080   0.906 - 0.912      1,892         0.22    1.40 - 1.80  (11.61) - (10.36)
                                          2001        191   1.025 - 1.028        196            -    1.40 - 1.80        3.32 - 3.96

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        CAPITAL                     HIGH YIELD                     MANAGED
                                                  APPRECIATION FUND                 BOND TRUST                  ASSETS TRUST
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    12,066,615     12,776,042         20,544             --         38,732             --
Accumulation units purchased and
  transferred from other funding options .     1,337,308        865,628        389,832         20,637         68,289         38,742
Accumulation units redeemed and
  transferred to other funding options ...    (1,795,416)    (1,575,055)       (86,938)           (93)           (27)           (10)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    11,608,507     12,066,615        323,438         20,544        106,994         38,732
                                            ============   ============   ============   ============   ============   ============

                                                                                                              ALLIANCEBERNSTEIN
                                                                                    AIM V.I.                     GROWTH AND
                                                       MONEY                        PREMIER                  INCOME PORTFOLIO -
                                                 MARKET PORTFOLIO            EQUITY FUND - SERIES I                CLASS B
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     9,989,454     13,177,313      2,928,526      3,335,283      2,034,062      1,867,067
Accumulation units purchased and
  transferred from other funding options .     8,333,023      5,756,020         37,262         68,533        655,044        326,017
Accumulation units redeemed and
  transferred to other funding options ...    (7,494,318)    (8,943,879)      (263,924)      (475,290)      (229,814)      (159,022)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    10,828,159      9,989,454      2,701,864      2,928,526      2,459,292      2,034,062
                                            ============   ============   ============   ============   ============   ============

                                                 ALLIANCEBERNSTEIN
                                                    LARGE-CAP
                                                GROWTH PORTFOLIO -            GLOBAL GROWTH FUND -               GROWTH FUND -
                                                     CLASS B                     CLASS 2 SHARES                 CLASS 2 SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    37,589,799     44,033,996     47,966,375     43,118,473    100,571,392     91,487,612
Accumulation units purchased and
  transferred from other funding options .       533,658        796,294      5,908,076      8,501,802     14,933,003     17,270,003
Accumulation units redeemed and
  transferred to other funding options ...    (6,950,409)    (7,240,491)    (4,459,585)    (3,653,900)    (8,998,956)    (8,186,223)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    31,173,048     37,589,799     49,414,866     47,966,375    106,505,439    100,571,392
                                            ============   ============   ============   ============   ============   ============

                                                                                   CREDIT SUISSE                DELAWARE VIP
                                                 GROWTH-INCOME FUND -             TRUST EMERGING               REIT SERIES -
                                                    CLASS 2 SHARES              MARKETS PORTFOLIO             STANDARD CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    91,850,045     78,303,353        899,078        781,917      2,442,819      2,512,157
Accumulation units purchased and
  transferred from other funding options .    13,447,723     19,492,582        174,178        189,883        896,139        915,307
Accumulation units redeemed and
  transferred to other funding options ...    (7,692,721)    (5,945,890)      (225,450)       (72,722)      (652,776)      (984,645)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    97,605,047     91,850,045        847,806        899,078      2,686,182      2,442,819
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                  DREYFUS VIF -                 MERCURY GLOBAL
                                                   DREYFUS VIF -                   DEVELOPING                    ALLOCATION
                                             APPRECIATION PORTFOLIO -         LEADERS PORTFOLIO -                V.I. FUND -
                                                  INITIAL SHARES                 INITIAL SHARES                   CLASS III
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,012,153      2,331,856      4,965,067      6,065,273        162,270             --
Accumulation units purchased and
  transferred from other funding options .        92,849         95,190         84,354        252,186        361,959        162,376
Accumulation units redeemed and
  transferred to other funding options ...      (443,380)      (414,893)      (736,826)    (1,352,392)       (44,051)          (106)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,661,622      2,012,153      4,312,595      4,965,067        480,178        162,270
                                            ============   ============   ============   ============   ============   ============

                                                                                                                  FRANKLIN
                                                    MERCURY VALUE                                               SMALL-MID CAP
                                                   OPPORTUNITIES                  FRANKLIN INCOME                  GROWTH
                                                    V.I. FUND -                 SECURITIES FUND -             SECURITIES FUND -
                                                     CLASS III                   CLASS II SHARES               CLASS 2 SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       368,005         32,572             --             --     11,930,980     12,652,519
Accumulation units purchased and
  transferred from other funding options .       693,987        374,275      1,908,192             --        602,686      1,328,397
Accumulation units redeemed and
  transferred to other funding options ...      (121,820)       (38,842)        (7,997)            --     (1,688,681)    (2,049,936)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       940,172        368,005      1,900,195             --     10,844,985     11,930,980
                                            ============   ============   ============   ============   ============   ============

                                                                                     TEMPLETON
                                                    MUTUAL SHARES               DEVELOPING MARKETS                TEMPLETON
                                                 SECURITIES FUND -              SECURITIES FUND -            FOREIGN SECURITIES
                                                   CLASS 2 SHARES                 CLASS 2 SHARES            FUND - CLASS 2 SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     6,210,127      4,169,872      1,831,096        615,606     16,123,965     14,316,226
Accumulation units purchased and
  transferred from other funding options .     2,645,134      2,435,628      1,874,871      1,502,587      4,886,279      3,248,518
Accumulation units redeemed and
  transferred to other funding options ...      (830,771)      (395,373)      (402,957)      (287,097)    (1,818,603)    (1,440,779)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     8,024,490      6,210,127      3,303,010      1,831,096     19,191,641     16,123,965
                                            ============   ============   ============   ============   ============   ============

                                                      TEMPLETON
                                                       GROWTH
                                                 SECURITIES FUND -               APPRECIATION               DIVERSIFIED STRATEGIC
                                                   CLASS 2 SHARES                 PORTFOLIO                   INCOME PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,548,915        981,248     25,167,949     24,486,421     15,045,743     15,907,124
Accumulation units purchased and
  transferred from other funding options .     2,272,109        682,469      2,144,263      2,592,027        472,043      1,765,513
Accumulation units redeemed and
  transferred to other funding options ...      (389,509)      (114,802)    (2,957,305)    (1,910,499)    (1,936,459)    (2,626,894)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     3,431,515      1,548,915     24,354,907     25,167,949     13,581,327     15,045,743
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      EQUITY                         EQUITY
                                                INDEX PORTFOLIO -              INDEX PORTFOLIO -                  FUNDAMENTAL
                                                  CLASS I SHARES                CLASS II SHARES                 VALUE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................   827,616,804    790,182,457     30,095,017     31,646,960     37,665,672     37,720,098
Accumulation units purchased and
  transferred from other funding options .    30,710,633     82,394,257      1,158,228      1,908,315      1,211,293      3,660,378
Accumulation units redeemed and
  transferred to other funding options ...   (55,420,978)   (44,959,910)    (4,538,064)    (3,460,258)    (5,337,829)    (3,714,804)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................   802,906,459    827,616,804     26,715,181     30,095,017     33,539,136     37,665,672
                                            ============   ============   ============   ============   ============   ============

                                                   SALOMON BROTHERS              SALOMON BROTHERS
                                                 VARIABLE AGGRESSIVE            VARIABLE GROWTH &
                                                    GROWTH FUND -                 INCOME FUND -              BALANCED PORTFOLIO -
                                                    CLASS I SHARES                CLASS I SHARES               SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       923,577        827,766        706,787        756,089      5,333,987      6,837,947
Accumulation units purchased and
  transferred from other funding options .       270,257        222,683         45,613        255,790        129,823        279,320
Accumulation units redeemed and
  transferred to other funding options ...      (149,977)      (126,872)      (124,402)      (305,092)    (1,086,602)    (1,783,280)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,043,857        923,577        627,998        706,787      4,377,208      5,333,987
                                            ============   ============   ============   ============   ============   ============

                                                     GLOBAL LIFE               GLOBAL TECHNOLOGY                   MID CAP
                                                SCIENCES PORTFOLIO -             PORTFOLIO -                 GROWTH PORTFOLIO -
                                                   SERVICE SHARES               SERVICE SHARES                 SERVICE SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,001,657      2,232,376      3,326,779      4,108,647     13,112,737     14,579,112
Accumulation units purchased and
  transferred from other funding options .        17,851         75,639        222,108        259,099        325,935        465,359
Accumulation units redeemed and
  transferred to other funding options ...      (397,290)      (306,358)      (892,681)    (1,040,967)    (1,401,708)    (1,931,734)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,622,218      2,001,657      2,656,206      3,326,779     12,036,964     13,112,737
                                            ============   ============   ============   ============   ============   ============

                                                      WORLDWIDE
                                                 GROWTH PORTFOLIO -              LAZARD RETIREMENT               GROWTH AND
                                                   SERVICE SHARES              SMALL CAP PORTFOLIO           INCOME PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,941,161      6,874,032      1,962,635        834,919      3,428,871      1,288,565
Accumulation units purchased and
  transferred from other funding options .        80,897      1,822,945        941,951      1,338,567      2,606,238      2,394,310
Accumulation units redeemed and
  transferred to other funding options ...    (1,405,434)    (2,755,816)      (269,766)      (210,851)      (594,679)      (254,004)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     4,616,624      5,941,161      2,634,820      1,962,635      5,440,430      3,428,871
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                   OPPENHEIMER
                                                                                  MAIN STREET                     REAL RETURN
                                                      MID-CAP                      FUND/VA -                      PORTFOLIO -
                                                 VALUE PORTFOLIO                 SERVICE SHARES              ADMINISTRATIVE CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,149,031      1,810,636         13,851             --      5,123,276      1,642,405
Accumulation units purchased and
  transferred from other funding options .     3,335,702      3,698,843         75,132         13,851      2,754,536      5,012,856
Accumulation units redeemed and
  transferred to other funding options ...      (895,827)      (360,448)          (345)            --     (1,476,620)    (1,531,985)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     7,588,906      5,149,031         88,638         13,851      6,401,192      5,123,276
                                            ============   ============   ============   ============   ============   ============

                                                                                     PUTNAM VT                    PUTNAM VT
                                                    TOTAL RETURN                    DISCOVERY                   INTERNATIONAL
                                                    PORTFOLIO -                   GROWTH FUND -                 EQUITY FUND -
                                                ADMINISTRATIVE CLASS             CLASS IB SHARES               CLASS IB SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    44,261,560     46,044,507        427,366        480,557      4,207,130      5,465,409
Accumulation units purchased and
  transferred from other funding options .     5,898,957      8,215,038          9,152         23,680        686,601        519,032
Accumulation units redeemed and
  transferred to other funding options ...    (6,243,599)    (9,997,985)       (28,161)       (76,871)      (976,675)    (1,777,311)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    43,916,918     44,261,560        408,357        427,366      3,917,056      4,207,130
                                            ============   ============   ============   ============   ============   ============

                                                       PUTNAM VT
                                                      SMALL CAP
                                                     VALUE FUND -                    ALL CAP                       INVESTORS
                                                   CLASS IB SHARES               FUND - CLASS I                 FUND - CLASS I
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     6,802,619      6,679,534     21,027,045     22,823,757     12,330,506     14,231,587
Accumulation units purchased and
  transferred from other funding options .     2,509,814      1,744,017        560,209      1,428,294        635,061        683,110
Accumulation units redeemed and
  transferred to other funding options ...    (2,257,980)    (1,620,932)    (2,693,580)    (3,225,006)    (1,763,653)    (2,584,191)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     7,054,453      6,802,619     18,893,674     21,027,045     11,201,914     12,330,506
                                            ============   ============   ============   ============   ============   ============

                                                                                                                    EAFE(R)
                                                      LARGE CAP                     SMALL CAP                       EQUITY
                                                   GROWTH FUND -                 GROWTH FUND -                   INDEX FUND -
                                                      CLASS I                       CLASS I                     CLASS A SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       624,766        580,406      5,665,903      5,985,720      2,651,322      2,793,062
Accumulation units purchased and
  transferred from other funding options .       272,076        215,151        725,732      1,865,746         82,126        183,001
Accumulation units redeemed and
  transferred to other funding options ...      (103,470)      (170,791)      (907,063)    (2,185,563)    (2,733,448)      (324,741)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       793,372        624,766      5,484,572      5,665,903             --      2,651,322
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                 SMITH BARNEY
                                                      SMALL CAP                   SMITH BARNEY               PREMIER SELECTIONS
                                                    INDEX FUND -                    DIVIDEND                       ALL CAP
                                                   CLASS A SHARES              STRATEGY PORTFOLIO             GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,507,684      5,770,410      1,247,230      1,033,418      1,775,670      1,830,197
Accumulation units purchased and
  transferred from other funding options .       329,341         97,284        531,291        265,657        137,425        264,780
Accumulation units redeemed and
  transferred to other funding options ...    (1,012,518)      (360,010)      (157,335)       (51,845)      (297,868)      (319,307)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     4,824,507      5,507,684      1,621,186      1,247,230      1,615,227      1,775,670
                                            ============   ============   ============   ============   ============   ============

                                                       MULTIPLE                     MULTIPLE                MULTIPLE DISCIPLINE
                                                DISCIPLINE PORTFOLIO -       DISCIPLINE PORTFOLIO -             PORTFOLIO -
                                                       ALL CAP                  BALANCED ALL CAP              GLOBAL ALL CAP
                                                   GROWTH AND VALUE             GROWTH AND VALUE             GROWTH AND VALUE
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    25,718,317     15,220,540     20,181,681     11,039,121      4,206,505      1,707,936
Accumulation units purchased and
  transferred from other funding options .     5,065,852     12,619,238      5,006,705     10,915,840      2,751,402      2,848,505
Accumulation units redeemed and
  transferred to other funding options ...    (4,444,035)    (2,121,461)    (2,783,632)    (1,773,280)      (387,958)      (349,936)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    26,340,134     25,718,317     22,404,754     20,181,681      6,569,949      4,206,505
                                            ============   ============   ============   ============   ============   ============

                                                MULTIPLE DISCIPLINE
                                                   PORTFOLIO -                    AIM CAPITAL
                                                    LARGE CAP                    APPRECIATION                    CONVERTIBLE
                                                 GROWTH AND VALUE                 PORTFOLIO                 SECURITIES PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,708,243      1,723,705      1,792,321      1,732,704      3,786,690      4,513,380
Accumulation units purchased and
  transferred from other funding options .       459,556      1,298,040        310,738        331,807        214,800        142,142
Accumulation units redeemed and
  transferred to other funding options ...      (219,820)      (313,502)      (174,080)      (272,190)    (1,085,848)      (868,832)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     2,947,979      2,708,243      1,928,979      1,792,321      2,915,642      3,786,690
                                            ============   ============   ============   ============   ============   ============

                                                    DISCIPLINED                                                   FEDERATED
                                                     MID CAP                      EQUITY INCOME                  HIGH YIELD
                                                 STOCK PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     2,216,241      2,205,172     20,678,992     20,134,652      2,441,378      2,696,178
Accumulation units purchased and
  transferred from other funding options .       232,636        249,752      1,410,639      2,613,910        201,398        286,875
Accumulation units redeemed and
  transferred to other funding options ...      (312,970)      (238,683)    (2,393,335)    (2,069,570)      (682,623)      (541,675)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     2,135,907      2,216,241     19,696,296     20,678,992      1,960,153      2,441,378
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                    MANAGED
                                                        FEDERATED                  LARGE CAP                 ALLOCATION SERIES:
                                                    STOCK PORTFOLIO                PORTFOLIO                AGGRESSIVE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       984,580      1,319,505     12,721,965     13,840,126             --             --
Accumulation units purchased and
  transferred from other funding options .        59,566        170,800        801,631      1,116,490         99,210             --
Accumulation units redeemed and
  transferred to other funding options ...      (183,637)      (505,725)    (2,686,703)    (2,234,651)           (51)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       860,509        984,580     10,836,893     12,721,965         99,159             --
                                            ============   ============   ============   ============   ============   ============

                                                                                                                   MANAGED
                                                        MANAGED                       MANAGED                ALLOCATION SERIES:
                                                  ALLOCATION SERIES:            ALLOCATION SERIES:           MODERATE-AGGRESSIVE
                                                CONSERVATIVE PORTFOLIO          MODERATE PORTFOLIO                PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       809,842             --      1,380,925             --      2,151,262             --
Accumulation units redeemed and
  transferred to other funding options ...        (1,580)            --        (98,840)            --         (6,653)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       808,262             --      1,282,085             --      2,144,609             --
                                            ============   ============   ============   ============   ============   ============

                                                        MANAGED
                                                  ALLOCATION SERIES:                MERCURY
                                                MODERATE-CONSERVATIVE             LARGE CAP                      MFS EMERGING
                                                      PORTFOLIO                 CORE PORTFOLIO                GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --      8,871,230      9,898,225     16,212,064     18,399,732
Accumulation units purchased and
  transferred from other funding options .     1,091,151             --        567,909        255,815         46,600        465,917
Accumulation units redeemed and
  transferred to other funding options ...        (5,874)            --     (1,217,977)    (1,282,810)   (16,258,664)    (2,653,585)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     1,085,277             --      8,221,162      8,871,230             --     16,212,064
                                            ============   ============   ============   ============   ============   ============

                                                         MFS                           MFS
                                                      MID CAP                     TOTAL RETURN                     MFS VALUE
                                                  GROWTH PORTFOLIO                 PORTFOLIO                       PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,552,107      5,454,938     60,985,822     57,705,436        726,588             --
Accumulation units purchased and
  transferred from other funding options .    18,639,426        270,138      7,102,627      9,704,269      1,958,132        732,716
Accumulation units redeemed and
  transferred to other funding options ...    (4,348,427)    (1,172,969)    (9,532,713)    (6,402,507)      (291,478)        (6,128)
Annuity units ............................            --             --        (20,814)       (21,376)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    18,843,106      4,552,107     58,534,922     60,985,822      2,393,242        726,588
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      MONDRIAN                                                    PIONEER
                                                   INTERNATIONAL                      PIONEER                     MID CAP
                                                  STOCK PORTFOLIO                 FUND PORTFOLIO              VALUE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,701,421      2,651,457        369,884        138,278             --             --
Accumulation units purchased and
  transferred from other funding options .     1,269,712      5,808,806        140,649        264,855        102,670             --
Accumulation units redeemed and
  transferred to other funding options ...      (925,928)    (2,758,842)       (25,116)       (33,249)        (4,029)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     6,045,205      5,701,421        485,417        369,884         98,641             --
                                            ============   ============   ============   ============   ============   ============

                                                                                                                     STYLE
                                                      PIONEER                                                    FOCUS SERIES:
                                                    STRATEGIC                       STRATEGIC                      SMALL CAP
                                                 INCOME PORTFOLIO               EQUITY PORTFOLIO               GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,609,269        977,785     27,286,167     30,308,556             --             --
Accumulation units purchased and
  transferred from other funding options .     2,792,636        773,169        449,897        504,973         19,477             --
Accumulation units redeemed and
  transferred to other funding options ...      (330,263)      (141,685)    (4,366,070)    (3,527,362)            (3)            --
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     4,071,642      1,609,269     23,369,994     27,286,167         19,474             --
                                            ============   ============   ============   ============   ============   ============

                                                        STYLE
                                                   FOCUS SERIES:                    TRAVELERS                    TRAVELERS
                                                     SMALL CAP                      MANAGED                    QUALITY BOND
                                                  VALUE PORTFOLIO               INCOME PORTFOLIO                 PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --     18,060,928     18,777,243      5,881,467      7,404,513
Accumulation units purchased and
  transferred from other funding options .        41,324             --      1,420,712      2,309,657        159,744        442,851
Accumulation units redeemed and
  transferred to other funding options ...           (12)            --     (1,940,516)    (3,025,972)    (1,280,180)    (1,965,897)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................        41,312             --     17,541,124     18,060,928      4,761,031      5,881,467
                                            ============   ============   ============   ============   ============   ============

                                                                                                                 SB ADJUSTABLE
                                                   U.S. GOVERNMENT                  VAN KAMPEN                    RATE INCOME
                                                     SECURITIES                     ENTERPRISE                    PORTFOLIO -
                                                     PORTFOLIO                      PORTFOLIO                   CLASS I SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................            --             --      6,298,490      7,052,820      3,036,755        191,579
Accumulation units purchased and
  transferred from other funding options .       185,949         16,074         62,441        151,140      1,449,473      4,081,453
Accumulation units redeemed and
  transferred to other funding options ...      (141,981)       (16,074)      (944,965)      (905,470)      (615,576)    (1,236,277)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................        43,968             --      5,415,966      6,298,490      3,870,652      3,036,755
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                SMITH BARNEY
                                                     SMITH BARNEY                  SMITH BARNEY                INTERNATIONAL
                                                      AGGRESSIVE                   HIGH INCOME                    ALL CAP
                                                   GROWTH PORTFOLIO                 PORTFOLIO                GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    59,849,267     59,944,643     19,445,263     18,911,266      8,715,100     11,293,282
Accumulation units purchased and
  transferred from other funding options .     3,182,426      9,904,585      1,791,078      5,387,671        117,669      5,111,227
Accumulation units redeemed and
  transferred to other funding options ...    (8,181,321)    (9,999,961)    (3,571,551)    (4,853,674)    (1,441,240)    (7,689,409)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    54,850,372     59,849,267     17,664,790     19,445,263      7,391,529      8,715,100
                                            ============   ============   ============   ============   ============   ============

                                                                                   SMITH BARNEY
                                                     SMITH BARNEY                     LARGE                      SMITH BARNEY
                                                      LARGE CAP                   CAPITALIZATION                   MID CAP
                                                   VALUE PORTFOLIO               GROWTH PORTFOLIO              CORE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    19,248,007     21,185,694     43,791,858     46,326,549     15,650,757     16,568,591
Accumulation units purchased and
  transferred from other funding options .       108,823        400,476      1,869,762      3,097,338        475,237      1,142,848
Accumulation units redeemed and
  transferred to other funding options ...    (3,308,794)    (2,338,163)    (6,169,881)    (5,632,029)    (2,169,270)    (2,060,682)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    16,048,036     19,248,007     39,491,739     43,791,858     13,956,724     15,650,757
                                            ============   ============   ============   ============   ============   ============

                                                   SMITH BARNEY                     COMSTOCK                        EMERGING
                                                      MONEY                       PORTFOLIO -                 GROWTH PORTFOLIO -
                                                 MARKET PORTFOLIO               CLASS II SHARES                 CLASS I SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    28,307,237     32,259,661      3,828,102      4,050,955     24,099,952     29,343,749
Accumulation units purchased and
  transferred from other funding options .    10,847,220     19,863,667        406,147        305,519        396,463        358,906
Accumulation units redeemed and
  transferred to other funding options ...   (14,133,224)   (23,816,091)      (518,466)      (528,372)    (3,837,701)    (5,602,703)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................    25,021,233     28,307,237      3,715,783      3,828,102     20,658,714     24,099,952
                                            ============   ============   ============   ============   ============   ============

                                                                                   SMITH BARNEY                  CONTRAFUND(R)
                                               ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH                PORTFOLIO -
                                                  CLASS II SHARES            OPPORTUNITIES PORTFOLIO            SERVICE CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       615,857        665,124      2,237,985      1,932,395     17,606,806     16,912,329
Accumulation units purchased and
  transferred from other funding options .        28,425          2,763        375,704      1,084,200      3,765,410      2,531,713
Accumulation units redeemed and
  transferred to other funding options ...      (123,390)       (52,030)      (192,163)      (778,610)    (1,840,998)    (1,837,236)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................       520,892        615,857      2,421,526      2,237,985     19,531,218     17,606,806
                                            ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                DYNAMIC CAPITAL
                                                    CONTRAFUND(R)                APPRECIATION                      MID CAP
                                                    PORTFOLIO -                  PORTFOLIO -                     PORTFOLIO -
                                                  SERVICE CLASS 2              SERVICE CLASS 2                 SERVICE CLASS 2
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     5,749,495      6,027,923        175,517        156,639      8,013,276      5,540,585
Accumulation units purchased and
  transferred from other funding options .     1,710,629        667,200        102,538         77,009      2,780,281      3,272,052
Accumulation units redeemed and
  transferred to other funding options ...      (653,981)      (945,628)       (19,939)       (58,131)    (1,215,600)      (799,361)
Annuity units ............................            --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ............................     6,806,143      5,749,495        258,116        175,517      9,577,957      8,013,276
                                            ============   ============   ============   ============   ============   ============

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

BDIV (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                      TRAVELERS PROTECTED EQUITY PORTFOLIO


                       STATEMENT OF ADDITIONAL INFORMATION


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MLAC-Book-24                                                            May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


      (1) Statement of Assets and Liabilities as of December 31, 2005



      (2)   Statement of Operations for the year ended December 31, 2005



      (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004



      (4)   Statement of Investments as of December 31, 2005



      (5)   Notes to Financial Statements


      The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:


      (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003



      (2)   Balance Sheets as of December 31, 2005 and 2004



      (3) Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003



      (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003



      (5)   Notes to Financial Statements


(b)   Exhibits


EXHIBIT
NUMBER           DESCRIPTION
-------          -----------
1.               Resolution of The Travelers Life and Annuity Company Board of
                 Directors authorizing the establishment of the Registrant.
                 (Incorporated herein by reference to Exhibit 1 to the
                 Registration Statement on Form N-4, filed May 23, 1997.)

2.               Not Applicable.

3(a).            Distribution and Principal Underwriting Agreement among the
                 Registrant, The Travelers Life and Annuity Company and
                 Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4,
                 File No. 333-58809 filed February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b). to Post-Effective Amendment No. 14 to The
                 Travelers Fund ABD for Variable Annuities to the Registration
                 Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the
                 Registration Statement filed October 10, 2001.)

4(b).            Company Name Change Endorsement The Travelers Life and Annuity
                 Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
                 Registration Statement on Form N-4, File No. 033-65339 filed on April 7, 2006.)

5(a). Application. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
                 Form N-4, filed August 12, 1997.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to
                  The Travelers Fund ABD for Variable Annuities to the
                  Registration Statement on Form N-4, File No. 033-65343 filed
                  April 6, 2006.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No.
                  33-58131, filed via Edgar on March 17, 1995.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File
                  No. 33-58131, filed via Edgar on March 17, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective
                  May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD
                  II for Variable Annuities Registration Statement on Form N-4,
                  File No. 033-65339 filed April 7, 2006.)

7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)

8(b).             Participation Agreement Among Metropolitan Series Fund, Inc.,
                  MetLife Advisers, LLC, Metropolitan Life Insurance Company,
                  The Travelers Insurance Company and The Travelers Life and
                  Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
                  Amendment No. 14 to The Travelers Fund ABD for Variable
                  Annuities Registration Statement on Form N-4, File No.
                  033-65343 filed April 6, 2006.)

8(c).             Participation Agreement Among Met Investors Series Trust, Met
                  Investors Advisory, LLC, MetLife Investors Distribution
                  Company, The Travelers Insurance Company and The Travelers
                  Life and Annuity Company effective November 1, 2005.
                  (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                  Variable Annuities Registration Statement on Form N-4, File
                  No. 033-65343 filed April 6, 2006.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement filed October 10, 2001.)

10(a)             Consent of KPMG LLP, Independent Registered Public Accounting
                  Firm. Filed herewith.

10(b)             Consent of Deloitte & Touche LLP, Independent Registered
                  Public Accounting Firm. Filed herewith.

11                Not applicable.

12.               Not applicable.

15.               Power of Attorney authorizing Michele H. Abate, Thomas S.
                  Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
                  Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer,
                  Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
                  Jr. (Incorporated herein by reference to Post-Effective
                  Amendment No. 8 to the TLAC Variable Annuity Separate Account
                  2002 Registration Statement on Form N-4, File No.333-100434, filed September 19, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
     The Travelers Life and Annuity Company
     One Cityplace
     Hartford, CT  06103-3415



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH INSURANCE COMPANY
------------------                  ----------------------
C. Robert Henrikson                 Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.               Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                       Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                 Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                   Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                       Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                  Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                    Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.            Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                    Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson               Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                       Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                     Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                     Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                    Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                 Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                   Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis                     Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                    Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                   Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                     Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                      Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                   Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                   Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                      Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                   Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal               Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                    Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                        Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                  Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                   Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Depositor is an indirectly wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 2,707 qualified contracts and 2,652 non-qualified contracts of Travelers Protected Equity Portfolio offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06199

Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
------------------                  ---------------------
Leslie Sutherland                    President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                 Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                     Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                  Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                     Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                      Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                   Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                   Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                        Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                     Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                     Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                   Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                     Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                   Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                (2)
                                                Net             (3)
             (1)                            Underwriting      Compensation               (4)            (5)
    Name of Principal                      Discounts and           On                 Brokerage          Other
        Underwriter                         Commissions        Redemption           Commissions      Compensation
-----------------------------              -------------      ------------          -----------      -------------
Travelers Distribution LLC                  $ 94,264,724              $  0                 $  0               $  0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 7th day of April, 2006.

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                                        By: /s/ HUGH C. MCHAFFIE
                                    --------------------------------------------
                                    Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON          Director, Chairman, President and Chief Executive Officer
--------------------------
(C. Robert Henrikson)

*STANLEY J. TALBI             Senior Vice President and Chief Financial Officer
--------------------------
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.     Senior Vice President and Chief Accounting Officer
--------------------------
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.        Director
--------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                Director
--------------------------
(Lisa M. Weber)

By: /s/ Michele H. Abate
    -----------------------------------
    Michele H. Abate, Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
      Firm.